UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.9%)
Vanguard Windsor II Fund Investor Shares	76,091,742	2,689,082
Vanguard Windsor Fund Investor Shares	74,451,785	1,463,722
Vanguard U.S. Growth Fund Investor Shares	37,921,819	1,160,028
Vanguard PRIMECAP Fund Investor Shares	11,086,830	1,157,576
Vanguard Morgan Growth Fund Investor Shares	44,936,640	1,157,119
Vanguard Explorer Fund Investor Shares	8,374,864	722,416
		8,349,943
International Stock Funds (19.1%)
Vanguard International Growth Fund Investor Shares	83,014,901	1,820,517
Vanguard International Value Fund	56,397,355	1,810,355
		3,630,872
U.S. Bond Funds (37.0%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	211,231,609	2,370,019
Vanguard Short-Term Investment-Grade Fund Investor Shares	216,309,342	2,336,141
Vanguard GNMA Fund Investor Shares	215,022,878	2,335,148
		7,041,308
Total Investments (100.0%) (Cost $13,194,157)		19,022,123
Other Assets and Liabilities-Net (0.0%)		(319)
Net Assets (100%)		19,021,804

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $13,194,157,000. Net unrealized appreciation of investment securities for tax purposes was $5,827,966,000 consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

STAR Fund

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	709,476	121,270	82,731	2,085	64,444	722,416
Vanguard GNMA Fund	2,324,336	253,542	276,364	40,321	621	2,335,148
Vanguard International Growth
Fund	1,784,797	151,373	134,884	23,861	—	1,820,517
Vanguard International Value
Fund	1,755,614	229,148	128,713	34,986	—	1,810,355
Vanguard Long-Term
Investment-Grade Fund	2,332,065	254,015	443,613	73,225	30,334	2,370,019
Vanguard Market Liquidity
Fund	—	NA2	NA2	1	—	—
Vanguard Morgan Growth Fund	1,157,973	147,704	86,008	7,247	81,457	1,157,119
Vanguard PRIMECAP Fund	1,155,159	124,710	115,859	11,947	51,263	1,157,576
Vanguard Short-Term
Investment-Grade Fund	2,324,190	233,810	255,793	35,283	436	2,336,141
Vanguard U.S. Growth Fund	1,150,543	152,594	89,578	5,140	88,050	1,160,028
Vanguard Windsor Fund	1,454,967	229,931	134,413	22,562	86,709	1,463,722
Vanguard Windsor II Fund	2,679,460	327,304	227,671	57,961	134,957	2,689,082
Total	18,828,580	2,225,401	1,975,627	314,619	538,271	19,022,123

1	Include net realized gain (loss) on affiliated investment securities sold of ($32,253).
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.3%)
Commonwealth Bank of Australia	18,748,180	1,103,647
Westpac Banking Corp.	36,675,056	867,822
Australia & New Zealand Banking Group Ltd.	32,081,130	631,182
National Australia Bank Ltd.	29,200,667	590,327
BHP Billiton Ltd.	35,426,360	525,099
CSL Ltd.	5,055,310	453,336
Wesfarmers Ltd.	12,350,537	403,940
Woolworths Ltd.	13,978,465	249,113
Scentre Group	56,428,324	227,434
Transurban Group	22,323,281	213,291
Telstra Corp. Ltd.	47,608,993	208,819
Macquarie Group Ltd.	3,403,002	192,669
Rio Tinto Ltd.	4,687,943	178,899
Brambles Ltd.	17,448,891	178,498
Westfield Corp.	21,355,605	173,605
Woodside Petroleum Ltd.	8,101,287	165,489
* Newcrest Mining Ltd.	8,297,129	161,600
Amcor Ltd.	12,773,667	145,980
Suncorp Group Ltd.	14,219,151	145,160
AMP Ltd.	32,318,188	142,987
QBE Insurance Group Ltd.	15,127,292	126,261
Insurance Australia Group Ltd.	26,825,882	123,387
AGL Energy Ltd.	7,432,478	116,362
Goodman Group	19,631,734	112,596
Stockland	26,467,829	101,576
Vicinity Centres	36,332,148	95,741
APA Group	12,333,516	91,210
Aurizon Holdings Ltd.	21,695,745	85,854
Ramsay Health Care Ltd.	1,423,806	85,294
Aristocrat Leisure Ltd.	6,995,712	84,907
GPT Group	19,766,361	84,304
* South32 Ltd.	58,859,550	82,997
James Hardie Industries plc	4,920,264	81,638
Origin Energy Ltd.	19,202,308	80,970
ASX Ltd.	2,110,309	79,813
Dexus Property Group	10,726,380	79,662
Sonic Healthcare Ltd.	4,551,318	79,508
Caltex Australia Ltd.	2,879,013	72,808
Medibank Pvt Ltd.	30,405,547	70,974
Oil Search Ltd.	12,950,304	70,966
Sydney Airport	11,998,236	69,094
Mirvac Group	40,930,754	68,474
Cochlear Ltd.	628,907	63,539
LendLease Group	6,067,914	61,933
Santos Ltd.	18,060,682	61,740
Fortescue Metals Group Ltd.	17,795,349	60,694

Treasury Wine Estates Ltd.	8,121,222	59,654
DUET Group (Stapled Security)	26,899,920	55,067
Tatts Group Ltd.	16,072,661	50,444
SEEK Ltd.	3,806,750	48,439
Challenger Ltd.	6,285,838	45,452
Orica Ltd.	4,083,690	44,091
Healthscope Ltd.	19,197,369	43,237
Boral Ltd.	8,226,173	43,020
Vocus Communications Ltd.	6,263,588	42,594
Coca-Cola Amatil Ltd.	5,951,185	41,632
Crown Resorts Ltd.	4,165,683	41,514
Star Entertainment Grp Ltd.	9,019,908	40,741
Incitec Pivot Ltd.	18,520,538	40,551
BlueScope Steel Ltd.	6,274,275	40,477
Bendigo & Adelaide Bank Ltd.	5,116,504	39,535
Domino's Pizza Enterprises Ltd.	688,060	39,420
Computershare Ltd.	5,412,798	36,547
TPG Telecom Ltd.	3,632,591	35,510
Tabcorp Holdings Ltd.	9,193,920	34,210
Bank of Queensland Ltd.	4,232,366	34,049
Orora Ltd.	13,373,015	29,300
REA Group Ltd.	584,949	29,049
Alumina Ltd.	27,643,956	27,950
Qantas Airways Ltd.	11,064,038	26,564
Northern Star Resources Ltd.	6,429,493	26,279
AusNet Services	19,371,636	26,066
Iluka Resources Ltd.	4,643,846	24,976
Ansell Ltd.	1,672,387	24,642
CIMIC Group Ltd.	1,087,262	24,182
* Mayne Pharma Group Ltd.	15,536,352	24,028
^ IOOF Holdings Ltd.	3,337,883	22,967
carsales.com Ltd.	2,344,415	22,671
Adelaide Brighton Ltd.	5,024,493	22,581
Evolution Mining Ltd.	9,977,823	21,836
DuluxGroup Ltd.	4,312,199	21,783
Investa Office Fund	6,240,902	21,738
ALS Ltd.	5,537,916	21,500
JB Hi-Fi Ltd.	1,089,563	21,498
Harvey Norman Holdings Ltd.	5,776,642	21,251
Macquarie Atlas Roads Group	4,657,713	20,624
Fairfax Media Ltd.	25,396,849	20,291
Magellan Financial Group Ltd.	1,165,052	20,260
^ Qube Holdings Ltd.	9,607,929	18,611
* Metcash Ltd.	10,388,617	17,029
^ Blackmores Ltd.	142,491	17,023
nib holdings Ltd.	4,809,252	16,925
Perpetual Ltd.	487,843	16,891
Primary Health Care Ltd.	5,365,123	16,691
* Link Administration Holdings Ltd.	2,513,084	16,502
CSR Ltd.	5,610,044	16,422
Charter Hall Group	3,865,139	16,419
OZ Minerals Ltd.	3,350,858	16,406
Regis Resources Ltd.	5,172,069	16,078
BT Investment Management Ltd.	2,318,334	15,875
BWP Trust	5,321,587	15,476
^ Flight Centre Travel Group Ltd.	627,415	15,376
Navitas Ltd.	3,361,279	15,180

	Downer EDI Ltd.	4,730,704	15,041
	Shopping Centres Australasia Property Group	8,058,400	14,646
	Independence Group NL	4,706,369	14,641
	WorleyParsons Ltd.	2,422,849	13,870
	Charter Hall Retail REIT	3,751,302	13,702
	InvoCare Ltd.	1,212,271	13,505
	Cromwell Property Group	16,086,451	13,500
	GrainCorp Ltd. Class A	1,983,809	12,800
	Sirtex Medical Ltd.	529,810	12,685
*	St. Barbara Ltd.	5,365,891	12,520
	Nufarm Ltd.	1,953,632	12,318
	G8 Education Ltd.	4,163,533	12,172
	IRESS Ltd.	1,396,620	12,006
	Platinum Asset Management Ltd.	2,585,248	11,912
	Bapcor Ltd.	2,709,919	11,804
	Aveo Group	4,426,381	11,772
	Sigma Pharmaceuticals Ltd.	11,920,917	11,741
	Super Retail Group Ltd.	1,542,508	11,506
	Mineral Resources Ltd.	1,516,792	11,375
	Premier Investments Ltd.	900,743	11,111
	Sims Metal Management Ltd.	1,719,856	11,085
*	APN Outdoor Group Ltd.	1,778,897	10,905
*	Saracen Mineral Holdings Ltd.	8,095,599	10,746
	Spotless Group Holdings Ltd.	11,703,092	10,630
	ARB Corp. Ltd.	741,624	10,240
	Myer Holdings Ltd.	9,070,914	9,221
^,*	Syrah Resources Ltd.	2,621,885	9,131
	Breville Group Ltd.	1,460,607	8,916
*	Whitehaven Coal Ltd.	6,772,585	8,754
	Steadfast Group Ltd.	5,357,166	8,599
	Automotive Holdings Group Ltd.	2,616,426	8,576
	Mantra Group Ltd.	3,080,555	8,425
	Ardent Leisure Group	5,176,392	8,354
	Abacus Property Group	3,393,453	8,177
	Pact Group Holdings Ltd.	1,864,280	8,084
^	Monadelphous Group Ltd.	980,570	7,863
	Seven West Media Ltd.	9,924,559	7,835
	Cleanaway Waste Management Ltd.	11,899,545	7,735
^,2	MYOB Group Ltd.	2,662,113	7,633
	Southern Cross Media Group Ltd.	7,801,983	7,490
	Sandfire Resources NL	1,704,981	7,488
	Estia Health Ltd.	1,874,370	7,320
	Brickworks Ltd.	637,638	7,288
*	Resolute Mining Ltd.	5,517,071	7,123
^	GUD Holdings Ltd.	929,399	7,106
^	Retail Food Group Ltd.	1,585,165	6,963
	Technology One Ltd.	1,592,226	6,898
^,*	Australian Agricultural Co. Ltd.	4,427,135	6,838
	McMillan Shakespeare Ltd.	633,946	6,799
	Beach Energy Ltd.	15,687,696	6,782
*	NEXTDC Ltd.	2,356,837	6,712
	Eclipx Group Ltd.	2,348,541	6,659
	SAI Global Ltd.	2,407,867	6,519
	Costa Group Holdings Ltd.	2,946,531	6,510
	Gateway Lifestyle	2,967,612	6,477
	Altium Ltd.	1,157,769	6,456
	Bega Cheese Ltd.	1,367,231	6,448

	National Storage REIT	5,173,808	6,424
	Genworth Mortgage Insurance Australia Ltd.	2,807,372	6,280
	oOh!media Ltd.	1,461,848	6,156
^,*	Bellamy's Australia Ltd.	677,069	6,081
	Western Areas Ltd.	2,880,079	6,053
	Webjet Ltd.	1,031,000	5,995
*	IPH Ltd.	1,173,481	5,984
^,*	Perseus Mining Ltd.	11,699,216	5,789
	Australian Pharmaceutical Industries Ltd.	3,925,218	5,735
	Regis Healthcare Ltd.	1,448,582	5,681
	Nine Entertainment Co. Holdings Ltd.	6,762,592	5,640
*	APN News & Media Ltd.	1,775,571	5,560
*	Nanosonics Ltd.	2,633,857	5,475
^	Seven Group Holdings Ltd.	1,037,809	5,421
*	Infigen Energy	5,760,567	5,218
	Japara Healthcare Ltd.	2,629,903	5,175
^	Folkestone Education Trust	2,324,487	4,946
^,*	RCG Corp. Ltd.	3,467,745	4,931
	OzForex Group Ltd.	2,552,368	4,844
	Tassal Group Ltd.	1,534,744	4,810
	Greencross Ltd.	892,115	4,763
^	Growthpoint Properties Australia Ltd.	1,894,347	4,754
	360 Capital Industrial Fund	2,220,566	4,586
^	Select Harvests Ltd.	786,535	4,563
	FlexiGroup Ltd.	2,993,487	4,560
	GWA Group Ltd.	2,814,622	4,508
	Programmed Maintenance Services Ltd.	2,861,477	4,495
^	Corporate Travel Management Ltd.	376,499	4,476
*	Beadell Resources Ltd.	11,044,636	4,388
*	IDP Education Ltd.	1,341,319	4,388
	Arena REIT	2,416,314	4,208
	Credit Corp. Group Ltd.	410,220	4,157
	Asaleo Care Ltd.	4,016,534	4,155
	iSentia Group Ltd.	1,730,771	4,141
^	Ingenia Communities Group	1,880,583	4,118
	TFS Corp. Ltd.	3,248,129	4,024
	Cabcharge Australia Ltd.	1,321,249	3,985
	Village Roadshow Ltd.	936,020	3,832
*	BWX Ltd.	873,697	3,719
*	WPP AUNZ Ltd.	3,855,664	3,692
	Virtus Health Ltd.	627,961	3,687
*	UGL Ltd.	1,903,013	3,561
	Hotel Property Investments	1,512,032	3,559
*	AWE Ltd.	5,166,561	3,546
	GDI Property Group	4,618,860	3,462
	SG Fleet Group Ltd.	1,085,617	3,317
^	Cover-More Group Ltd.	3,173,687	3,312
^,*	Highfield Resources Ltd.	3,026,475	3,232
	New Hope Corp. Ltd.	2,640,200	3,213
	Tox Free Solutions Ltd.	1,507,016	3,031
	Astro Japan Property Group	560,617	2,957
	Reject Shop Ltd.	300,339	2,939
	Collins Foods Ltd.	878,328	2,813
	MACA Ltd.	2,069,104	2,747
	CSG Ltd.	2,260,112	2,689
*	Ten Network Holdings Ltd.	2,903,476	2,532
*	Senex Energy Ltd.	12,205,910	2,522

^,*	Paladin Energy Ltd.	16,041,231	2,499
	Ainsworth Game Technology Ltd.	1,530,232	2,428
*	Bradken Ltd.	1,900,243	2,388
^,*	Mesoblast Ltd.	2,688,955	2,290
*	Karoon Gas Australia Ltd.	2,188,589	2,227
^,*	Liquefied Natural Gas Ltd.	4,636,779	2,217
^,*	Starpharma Holdings Ltd.	4,387,300	2,202
^,*	Lynas Corp. Ltd.	37,476,920	2,142
*	Newcrest Mining Ltd. ADR	107,626	2,101
	Cedar Woods Properties Ltd.	581,268	2,042
	RCR Tomlinson Ltd.	1,145,341	1,763
^	Cardno Ltd.	3,671,548	1,603
	Thorn Group Ltd.	1,536,084	1,553
^,*	Mount Gibson Iron Ltd.	6,715,692	1,478
^,*	Virgin Australia Holdings Ltd.	7,970,256	1,456
*	Billabong International Ltd.	1,036,585	1,228
	Cash Converters International Ltd.	3,382,547	1,137
*	NZME Ltd.	1,775,571	1,073
^	Acrux Ltd.	1,854,394	1,035
*	Syrah Resources Ltd.	293,155	1,016
	ERM Power Ltd.	1,291,903	1,003
^	Slater & Gordon Ltd.	3,243,013	999
	SMS Management & Technology Ltd.	639,392	899
*	Watpac Ltd.	1,370,732	886
^	MMA Offshore Ltd.	3,847,515	864
^,*	Sundance Energy Australia Ltd.	6,995,621	823
^	Decmil Group Ltd.	1,109,374	691
*	S2 Resources Ltd.	1,172,702	538
^,*	Kingsgate Consolidated Ltd.	1,711,181	533
^	Capitol Health Ltd.	4,336,820	529
^,*	Arrium Ltd.	26,938,843	450
	Sims Metal Management Ltd. ADR	66,577	433
*	Horizon Oil Ltd.	9,966,116	342
*	Strandline Resources Ltd.	887,913	5
*	SGH Energy Pty Ltd.	5,925,255	—
*	Kagara Ltd.	2,282,838	—
^	DSHE Holdings Ltd.	1,313,373	—
*	Jacana Minerals Ltd.	215,615	—
			11,621,437
Austria (0.2%)
	Erste Group Bank AG	3,171,529	84,051
	voestalpine AG	1,259,494	44,417
	OMV AG	1,594,539	42,591
	ANDRITZ AG	790,206	40,289
	BUWOG AG	988,160	23,966
	Wienerberger AG	1,292,209	19,935
*	IMMOFINANZ AG	9,105,807	19,825
*	Raiffeisen Bank International AG	1,309,172	17,274
	CA Immobilien Anlagen AG	804,368	15,117
	Oesterreichische Post AG	377,774	13,184
	Conwert Immobilien Invest SE	748,172	12,309
^	Verbund AG	743,472	11,643
	Mayr Melnhof Karton AG	89,001	9,758
	Lenzing AG	90,121	9,448
	Vienna Insurance Group AG Wiener Versicherung Gruppe	434,759	8,622
	UNIQA Insurance Group AG	1,186,582	7,342
	Schoeller-Bleckmann Oilfield Equipment AG	119,044	7,320

^ RHI AG	280,115	5,814
DO & CO AG	72,457	5,710
S IMMO AG	590,085	5,706
Strabag SE	173,684	5,433
Telekom Austria AG	869,968	5,118
Zumtobel Group AG	325,801	4,945
EVN AG	321,407	3,756
Palfinger AG	115,809	3,450
Semperit AG Holding	99,712	3,233
* Flughafen Wien AG	109,187	3,217
Kapsch TrafficCom AG	55,814	2,309
		435,782
Belgium (1.0%)
Anheuser-Busch InBev SA/NV	8,804,945	1,137,536
* KBC Group NV	3,038,225	157,932
UCB SA	1,332,793	104,284
Solvay SA Class A	776,317	80,586
Ageas	2,169,172	72,925
Groupe Bruxelles Lambert SA	855,746	72,191
Umicore SA	1,017,998	58,901
Proximus SADP	1,548,679	48,344
Colruyt SA	690,937	38,542
Ackermans & van Haaren NV	275,484	33,345
bpost SA	1,101,030	28,855
Ontex Group NV	795,066	28,727
Cofinimmo SA	224,281	28,024
* Telenet Group Holding NV	535,541	25,399
Sofina SA	170,549	22,828
Bekaert SA	377,974	17,322
Warehouses De Pauw CVA	155,297	16,013
Elia System Operator SA/NV	288,447	15,374
Melexis NV	232,538	15,268
D'ieteren SA/NV	302,722	13,265
Befimmo SA	193,796	13,171
Euronav NV	1,420,095	12,239
Gimv NV	212,740	11,558
Ion Beam Applications	218,095	10,281
^ Nyrstar (Voting Shares)	1,041,855	9,494
* Tessenderlo Chemie NV (Voting Shares)	263,320	8,958
Econocom Group SA/NV	585,114	7,664
* Orange Belgium SA	314,789	7,631
Cie d'Entreprises CFE	78,466	7,225
Barco NV	88,048	6,777
Kinepolis Group NV	146,771	6,555
* AGFA-Gevaert NV	1,786,540	6,440
* KBC Ancora	172,687	5,334
Van de Velde NV	72,848	5,310
EVS Broadcast Equipment SA	97,920	3,306
Wereldhave Belgium NV	25,309	3,144
		2,140,748
Brazil (1.7%)
Ambev SA	43,730,716	253,558
Itau Unibanco Holding SA Preference Shares	24,019,887	250,318
Banco Bradesco SA Preference Shares	25,080,777	219,372
* Petroleo Brasileiro SA	35,167,257	151,953
* Petroleo Brasileiro SA Preference Shares	38,667,364	141,556

	Cielo SA	11,469,662	129,999
	BRF SA	7,705,103	129,036
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	19,013,529	111,944
	Itausa - Investimentos Itau SA Preference Shares	42,363,532	109,227
	Ultrapar Participacoes SA	4,238,576	96,788
	Vale SA Preference Shares	17,204,401	79,644
	Itau Unibanco Holding SA ADR	7,158,655	74,808
	Kroton Educacional SA	16,713,216	74,432
	Vale SA	11,803,570	67,347
	Banco Bradesco SA	7,336,062	66,089
	BB Seguridade Participacoes SA	6,619,182	61,529
	Banco do Brasil SA	9,435,022	61,253
	Lojas Renner SA	7,040,500	59,192
	Raia Drogasil SA	2,747,193	56,157
	Telefonica Brasil SA Preference Shares	3,636,893	55,220
	CCR SA	9,500,377	54,880
	Banco Bradesco SA ADR	5,659,421	49,237
	Ambev SA ADR	7,955,516	45,983
	Lojas Americanas SA Preference Shares	6,701,830	39,582
	Equatorial Energia SA	2,200,968	37,694
	Hypermarcas SA	4,189,147	35,465
	CETIP SA - Mercados Organizados	2,442,868	32,600
*	Petroleo Brasileiro SA ADR Type A	4,447,934	32,425
	Klabin SA	6,027,239	31,582
	Banco Santander Brasil SA	5,002,400	31,442
*	Engie Brasil Energia SA	2,290,320	29,816
	WEG SA	6,025,355	28,376
	Embraer SA	6,017,505	27,523
*	BR Malls Participacoes SA	6,284,209	27,250
^,*	Petroleo Brasileiro SA ADR	2,927,715	25,413
	Cia de Saneamento Basico do Estado de Sao Paulo	2,672,494	25,386
	JBS SA	7,514,524	25,262
	CPFL Energia SA	3,014,646	21,236
	BRF SA ADR	1,256,568	20,960
	TIM Participacoes SA	8,045,138	20,619
	Vale SA Class B Pfd. ADR	4,272,524	19,696
	Localiza Rent a Car SA	1,582,657	19,671
	Natura Cosmeticos SA	1,870,981	19,215
	M Dias Branco SA	495,371	17,952
*	Cia Siderurgica Nacional SA	5,246,748	17,913
	Cia Energetica de Minas Gerais Preference Shares	6,323,366	17,727
	Gerdau SA Preference Shares	7,411,501	17,715
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,165,602	17,640
	Multiplan Empreendimentos Imobiliarios SA	847,747	16,516
*	Rumo Logistica Operadora Multimodal SA	8,611,232	16,254
	Qualicorp SA	2,420,271	16,049
^	Vale SA Class B ADR	2,761,701	15,880
	Estacio Participacoes SA	2,849,022	15,509
	TOTVS SA	1,513,227	15,354
	BTG Pactual Group	2,823,363	14,812
	EDP - Energias do Brasil SA	3,298,073	14,627
	Sul America SA	2,619,143	13,926
	MRV Engenharia e Participacoes SA	3,156,412	13,191
	Cosan SA Industria e Comercio	1,211,394	12,721
*	Centrais Eletricas Brasileiras SA	2,296,445	12,486
	Odontoprev SA	2,926,296	11,733
	Itau Unibanco Holding SA	1,243,072	11,248

*	Centrais Eletricas Brasileiras SA Preference Shares	1,579,368	10,853
	Telefonica Brasil SA ADR	704,211	10,662
	Fibria Celulose SA	1,710,755	10,442
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,089,990	10,289
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,902,939	10,036
	Suzano Papel e Celulose SA Preference Shares Class A	3,256,626	9,963
	Duratex SA	3,179,915	9,719
	AES Tiete Energia SA	1,715,962	9,103
	Porto Seguro SA	1,046,801	9,072
	Cia Hering	1,538,044	8,776
	Cia Energetica de Sao Paulo Preference Shares	1,992,014	8,552
	Transmissora Alianca de Energia Eletrica SA	1,059,067	8,460
	Bradespar SA Preference Shares	2,497,361	8,318
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	387,667	8,250
	Fleury SA	847,131	8,157
	Sao Martinho SA	489,914	8,023
	Lojas Americanas SA	1,982,910	7,975
^,*	Cia Siderurgica Nacional SA ADR	2,317,738	7,857
	Smiles SA	485,600	7,782
	Embraer SA ADR	424,003	7,747
	Braskem SA Preference Shares	1,285,346	7,350
	Cia de Saneamento de Minas Gerais-COPASA	706,617	7,192
	Multiplus SA	523,144	6,901
	Cia Brasileira de Distribuicao ADR	437,824	6,598
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	714,373	6,469
	Cia Paranaense de Energia Preference Shares	639,850	6,344
	Banco do Estado do Rio Grande do Sul SA Preference Shares	1,839,096	6,114
	Iguatemi Empresa de Shopping Centers SA	642,851	6,055
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,159,129	5,967
	Linx SA	1,028,466	5,852
*	Centrais Eletricas Brasileiras SA ADR Prf Class B	831,258	5,711
*	EcoRodovias Infraestrutura e Logistica SA	2,233,062	5,654
	Metalurgica Gerdau SA Preference Shares Class A	6,584,441	5,524
	BR Properties SA	1,953,119	5,433
*	Minerva SA/Brazil	1,794,400	5,313
	Alpargatas SA Preference Shares	1,483,336	5,261
*	Marcopolo SA Preference Shares	5,373,604	5,104
	Cia Energetica de Minas Gerais ADR	1,822,710	5,049
*	Marfrig Global Foods SA	2,842,756	4,980
	Gerdau SA ADR	2,009,645	4,743
	Fibria Celulose SA ADR	755,093	4,644
*	B2W Cia Digital	1,155,254	4,632
	Cia Paranaense de Energia ADR	466,256	4,616
	Grendene SA	866,423	4,593
	Alupar Investimento SA INV	862,117	4,464
^,*	Centrais Eletricas Brasileiras SA ADR	805,734	4,303
	Iochpe Maxion SA	753,355	4,020
	Aliansce Shopping Centers SA	890,494	3,980
	Arezzo Industria e Comercio SA	450,246	3,888
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	980,613	3,802
	Mahle-Metal Leve SA	431,634	3,554
	Ez Tec Empreendimentos e Participacoes SA	622,197	3,416
	Light SA	725,359	3,255
	CVC Brasil Operadora e Agencia de Viagens SA	473,100	3,152
	CPFL Energia SA ADR	223,336	3,138
	Via Varejo SA	1,499,600	3,099

	Tupy SA	653,369	2,962
*	Randon Participacoes SA Preference Shares	1,912,993	2,779
	Even Construtora e Incorporadora SA	1,906,083	2,716
	TIM Participacoes SA ADR	207,108	2,670
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	154,662	2,623
	Cia Energetica do Ceara Preference Shares	166,733	2,520
*	Eneva SA	667,100	2,448
	Santos Brasil Participacoes SA	559,449	2,424
	Cia Energetica de Minas Gerais	829,828	2,367
	SLC Agricola SA	508,054	2,350
	JSL SA	760,868	2,311
	QGEP Participacoes SA	1,203,495	2,268
	GAEC Educacao SA	450,484	2,115
	Direcional Engenharia SA	1,017,569	2,008
	Braskem SA ADR	172,700	1,986
*	Magnesita Refratarios SA	393,225	1,983
	Sonae Sierra Brasil SA	317,260	1,976
*	Usinas Siderurgicas de Minas Gerais SA	742,193	1,923
2	Ser Educacional SA	376,500	1,815
	Gafisa SA	2,401,323	1,637
	Guararapes Confeccoes SA	72,335	1,536
*	Gol Linhas Aereas Inteligentes SA Preference Shares	956,800	1,514
	Gafisa SA ADR	1,091,200	1,484
	Cia Paranaense de Energia	192,600	1,265
*	Marisa Lojas SA	485,786	1,243
*	Restoque Comercio e Confeccoes de Roupas SA	899,250	1,126
	Paranapanema SA	1,317,253	886
*	Alupar Investimento SA	110,583	571
^,*	Gol Linhas Aereas Inteligentes SA ADR	12,820	203
*	Somos Educacao SA	52,900	155
	Oi SA ADR	1,742	8
*	Cia de Gas de Sao Paulo-Receipt Line	384	6
*	Contax Participacoes SA	454	1
	Itausa - Investimentos Itau SA	46	—
*	Cia de Gas de Sao Paulo - COMGAS	2	—
	Klabin SA Preference Shares	3	—
			3,656,073
Canada (6.8%)
^	Royal Bank of Canada	16,336,358	995,834
	Toronto-Dominion Bank	20,364,115	887,309
	Bank of Nova Scotia	13,354,391	678,229
	Suncor Energy Inc.	18,374,075	494,516
	Canadian National Railway Co.	7,749,955	491,298
^	Bank of Montreal (Toronto Shares)	7,094,664	454,811
	Enbridge Inc.	10,202,724	419,705
	TransCanada Corp.	8,811,859	408,586
	Canadian Natural Resources Ltd.	12,103,073	366,527
	Brookfield Asset Management Inc. Class A (Toronto Shares)	9,663,605	333,728
	Canadian Imperial Bank of Commerce	4,358,185	331,091
	Manulife Financial Corp.	21,755,262	296,591
	Barrick Gold Corp. (Toronto Shares)	12,301,925	268,623
	Canadian Pacific Railway Ltd.	1,544,502	231,394
	Sun Life Financial Inc.	6,736,786	221,971
	Alimentation Couche-Tard Inc. Class B	4,351,286	196,727
	Rogers Communications Inc. Class B	3,995,542	176,481
	Goldcorp Inc.	9,135,880	163,244
^	Magna International Inc.	4,211,351	162,242

Thomson Reuters Corp.	3,741,550	157,640
BCE Inc.	3,182,235	152,403
Franco-Nevada Corp.	1,957,122	150,901
Potash Corp. of Saskatchewan Inc.	9,264,634	144,400
Agnico Eagle Mines Ltd.	2,444,086	142,229
Loblaw Cos. Ltd.	2,520,555	140,598
Agrium Inc.	1,526,544	138,548
* CGI Group Inc. Class A	2,832,462	137,518
Fairfax Financial Holdings Ltd.	254,377	136,381
Silver Wheaton Corp.	4,847,468	135,327
Cenovus Energy Inc.	9,211,051	131,854
National Bank of Canada	3,723,684	127,512
^ Pembina Pipeline Corp.	4,280,338	124,838
Restaurant Brands International Inc.	2,427,075	108,597
Intact Financial Corp.	1,448,327	103,817
^ Fortis Inc.	3,100,242	102,696
Metro Inc.	2,625,476	95,455
Shaw Communications Inc. Class B	4,609,642	93,489
Imperial Oil Ltd.	2,903,844	89,341
Great-West Lifeco Inc.	3,307,769	85,909
Dollarama Inc.	1,157,519	85,587
Power Corp. of Canada	3,889,972	84,732
Saputo Inc.	2,795,194	83,985
Teck Resources Ltd. Class B	5,206,159	82,978
Open Text Corp.	1,341,662	81,754
Crescent Point Energy Corp.	5,534,612	80,922
^ Canadian Tire Corp. Ltd. Class A	768,465	80,746
* Valeant Pharmaceuticals International Inc.	3,500,002	77,954
^ RioCan REIT	3,489,033	77,442
Gildan Activewear Inc.	2,629,236	77,146
Inter Pipeline Ltd.	3,691,952	77,139
Encana Corp.	9,392,319	75,533
TELUS Corp.	2,179,308	72,925
Constellation Software Inc.	175,743	71,542
SNC-Lavalin Group Inc.	1,660,303	71,529
* Kinross Gold Corp.	13,723,348	70,948
^ ARC Resources Ltd.	3,859,733	67,903
First Quantum Minerals Ltd.	7,589,173	65,624
Canadian Utilities Ltd. Class A	2,109,678	64,939
CCL Industries Inc. Class B	359,958	64,429
Power Financial Corp.	2,599,029	60,096
Yamana Gold Inc.	10,490,004	60,016
Keyera Corp.	2,009,336	57,680
* Tourmaline Oil Corp.	2,245,394	57,526
Onex Corp.	912,252	56,629
^ H&R REIT	3,110,666	55,392
^ CI Financial Corp.	2,589,836	52,941
George Weston Ltd.	565,014	50,181
Tahoe Resources Inc.	3,205,025	49,757
* Detour Gold Corp.	1,901,247	49,714
* Seven Generations Energy Ltd. Class A	2,346,659	49,246
^ Waste Connections Inc.	627,558	46,757
^ AltaGas Ltd.	1,800,786	45,873
Element Financial Corp.	4,221,195	45,327
^ Peyto Exploration & Development Corp.	1,573,322	44,706
^ PrairieSky Royalty Ltd.	2,276,892	44,312
* BlackBerry Ltd.	5,485,753	41,595

	Cameco Corp.	4,339,194	41,476
	CAE Inc.	3,006,196	40,109
	Husky Energy Inc.	3,342,996	39,328
2	Hydro One Ltd.	1,900,058	37,735
^	Vermilion Energy Inc.	1,119,956	37,313
^	Industrial Alliance Insurance & Financial Services Inc.	1,144,937	37,269
^	Smart REIT	1,226,047	36,162
^	Canadian Apartment Properties REIT	1,395,166	34,889
^	WSP Global Inc.	1,101,617	33,024
	Ritchie Bros Auctioneers Inc.	977,827	32,428
^,*	B2Gold Corp.	10,292,828	32,243
	Eldorado Gold Corp.	7,861,395	32,213
*	Bombardier Inc. Class B	21,354,648	32,057
	Atco Ltd.	837,979	31,583
*	Turquoise Hill Resources Ltd.	8,834,350	31,463
	Pan American Silver Corp.	1,584,967	30,931
^,*	First Majestic Silver Corp.	1,778,048	30,831
^	Canadian REIT	789,366	30,259
	Finning International Inc.	1,843,032	29,869
^	Stantec Inc.	1,162,340	29,583
*	Lundin Mining Corp.	7,027,615	29,388
	IGM Financial Inc.	1,042,398	29,005
^	Veresen Inc.	3,415,163	28,903
*	New Gold Inc.	5,551,348	28,827
	DH Corp.	1,165,774	28,795
^	Whitecap Resources Inc.	3,862,462	28,666
	Quebecor Inc. Class B	920,267	28,348
	Methanex Corp.	1,002,505	28,118
^	Cineplex Inc.	703,965	27,433
^	Empire Co. Ltd.	1,719,434	27,392
	Alamos Gold Inc.	2,865,003	26,749
	Algonquin Power & Utilities Corp.	2,849,282	26,646
	MacDonald Dettwiler & Associates Ltd.	404,579	26,537
	Allied Properties REIT	843,269	25,589
^	Cominar REIT	1,867,589	25,575
	OceanaGold Corp.	6,720,933	24,297
^,*	IAMGOLD Corp.	4,601,824	23,755
	West Fraser Timber Co. Ltd.	668,445	22,967
	Chartwell Retirement Residences	1,878,495	22,818
	Cott Corp.	1,516,665	22,605
	Toromont Industries Ltd.	748,918	22,485
	Linamar Corp.	564,774	22,420
^	Northland Power Inc.	1,192,794	22,410
	TransForce Inc.	1,053,636	20,651
*	Raging River Exploration Inc.	2,410,987	19,112
*	SEMAFO Inc.	3,534,499	19,031
^,*	Pretium Resources Inc.	1,585,964	18,840
	Maple Leaf Foods Inc.	822,207	18,716
^	Boardwalk REIT	433,877	18,639
	TMX Group Ltd.	414,117	18,475
^,*	Silver Standard Resources Inc.	1,315,536	18,358
^	Parkland Fuel Corp.	1,023,085	18,156
*	Torex Gold Resources Inc.	874,410	18,136
	First Capital Realty Inc.	1,015,725	18,041
^,*	NovaGold Resources Inc.	2,581,754	17,955
	FirstService Corp.	363,847	17,932
^,*	Amaya Inc.	1,150,859	17,814

	Gibson Energy Inc.	1,556,542	17,763
^	Canadian Western Bank	907,857	17,536
	Capital Power Corp.	1,072,798	17,255
	Dream Office REIT	1,172,241	16,987
^	Stella-Jones Inc.	463,812	16,536
^	Hudson's Bay Co.	1,296,235	16,292
	Colliers International Group Inc.	392,536	16,205
^	Granite REIT	511,544	15,922
^	Enerplus Corp.	2,663,019	15,868
	ShawCor Ltd.	681,981	15,555
	Artis REIT	1,481,634	15,490
^	Home Capital Group Inc. Class B	727,502	15,479
^	Emera Inc.	413,713	15,425
*	Parex Resources Inc.	1,590,569	15,423
	Osisko Gold Royalties Ltd.	1,152,221	15,302
^,*	ProMetic Life Sciences Inc.	6,490,825	15,262
*	Celestica Inc.	1,374,763	15,225
	TransAlta Corp.	3,139,885	14,982
^	Innergex Renewable Energy Inc.	1,204,759	14,431
^	Precision Drilling Corp.	3,197,226	13,640
	Manitoba Telecom Services Inc.	454,181	13,417
^	Superior Plus Corp.	1,534,357	13,409
^	Mullen Group Ltd.	1,108,830	13,333
*	Advantage Oil & Gas Ltd.	2,063,724	13,056
	HudBay Minerals Inc.	2,598,644	12,957
^	Corus Entertainment Inc. Class B	1,281,501	12,661
	Laurentian Bank of Canada	326,761	12,115
	Russel Metals Inc.	670,135	12,113
^	Norbord Inc.	479,539	12,084
	North West Co. Inc.	512,206	11,965
	Barrick Gold Corp. (New York Shares)	542,335	11,855
	Jean Coutu Group PJC Inc. Class A	812,435	11,767
^	Genworth MI Canada Inc.	425,195	11,356
	Winpak Ltd.	331,157	11,299
	Aimia Inc.	1,697,371	11,167
	Centerra Gold Inc.	1,847,228	10,894
^	Baytex Energy Corp.	2,300,940	10,803
*	Canfor Corp.	888,550	10,548
	Nevsun Resources Ltd.	3,165,508	10,474
	Transcontinental Inc. Class A	704,355	10,147
	Westshore Terminals Investment Corp.	689,094	10,038
	Pason Systems Inc.	744,816	9,977
^	Secure Energy Services Inc.	1,629,504	9,797
^	TORC Oil & Gas Ltd.	1,727,994	9,344
	Pengrowth Energy Corp.	6,211,028	9,276
^	Just Energy Group Inc.	1,471,444	9,140
	Enghouse Systems Ltd.	219,821	8,985
^,*	Birchcliff Energy Ltd.	1,181,948	8,546
^	Aecon Group Inc.	631,620	8,413
	Dominion Diamond Corp.	910,294	8,359
^	Northview Apartment REIT	481,035	8,319
^	Concordia International Corp.	462,627	8,079
	Dorel Industries Inc. Class B	279,104	8,048
*	NuVista Energy Ltd.	1,599,416	7,754
	Ensign Energy Services Inc.	1,395,544	7,706
	Enerflex Ltd.	858,429	7,508
*	Great Canadian Gaming Corp.	502,307	7,163

*	ATS Automation Tooling Systems Inc.	925,500	7,067
^	Canadian Energy Services & Technology Corp.	2,616,882	7,055
^,*	MEG Energy Corp.	1,601,775	6,784
^	Penn West Petroleum Ltd.	5,342,139	6,751
*	Alacer Gold Corp.	2,543,251	6,486
*	Crew Energy Inc.	1,531,087	6,485
	Brookfield Asset Management Inc. Class A (New York Shares)	187,500	6,482
^,*	Sierra Wireless Inc.	339,614	6,035
^	Extendicare Inc.	956,176	6,012
^	Bonterra Energy Corp.	314,351	5,959
	Cogeco Communications Inc.	118,438	5,829
^	InnVest REIT	1,071,974	5,772
^,*	Kelt Exploration Ltd.	1,680,991	5,742
^,*	Paramount Resources Ltd. Class A	585,157	5,513
	Martinrea International Inc.	802,515	5,354
	Cascades Inc.	700,103	5,244
^,*	China Gold International Resources Corp. Ltd.	2,646,067	5,006
	Morguard REIT	379,196	4,560
*	Gran Tierra Energy Inc. (Toronto Shares)	1,633,405	4,529
^	AutoCanada Inc.	275,312	4,481
	Canaccord Genuity Group Inc.	1,125,296	4,077
^,*	Avigilon Corp.	388,311	3,947
^,*	DREAM Unlimited Corp. Class A	585,982	3,815
*	Gran Tierra Energy Inc. (American Shares)	1,352,643	3,747
^,*	Athabasca Oil Corp.	3,773,567	3,555
^	First National Financial Corp.	150,614	3,485
	Restaurant Brands International Inc. (New York Shares)	70,000	3,131
^	Sprott Inc.	1,539,346	2,912
^,*	Pacific Exploration and Production Corp.	3,304,126	1,620
^	Canexus Corp.	521,847	512
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	38,586	120
^,*	Great Basin Gold Ltd.	2,279,068	7
*	Brookfield Business Partners LP	304	6
*	Poseidon Concepts Corp.	320,721	—
			14,850,744
Chile (0.3%)
	SACI Falabella	5,386,108	39,516
	Empresas COPEC SA	4,178,181	37,703
	Cencosud SA	13,246,766	37,698
	Enersis Americas SA	187,636,333	32,744
*	Latam Airlines Group SA (Santiago Shares)	3,573,921	31,194
	Banco Santander Chile	589,291,116	30,272
	Banco de Chile	269,238,098	29,838
	Empresa Nacional de Electricidad SA	30,467,852	27,782
	Empresas CMPC SA	12,170,697	25,516
	Banco de Credito e Inversiones	534,437	23,751
	Enersis Chile SA	189,609,483	22,061
	Aguas Andinas SA Class A	33,540,658	20,276
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	804,553	20,016
	Colbun SA	78,494,011	19,271
	Cia Cervecerias Unidas SA	1,633,980	18,709
*	Itau CorpBanca	1,922,865,087	16,701
*	Empresa Nacional de Telecomunicaciones SA	1,540,649	15,167
	Endesa Americas SA	30,962,912	14,453
	Parque Arauco SA	6,066,869	13,358
	AES Gener SA	27,596,499	13,346
	Engie Energia Chile SA	5,795,546	10,769

	Vina Concha y Toro SA	6,080,919	10,493
	Embotelladora Andina SA Preference Shares	2,618,551	10,223
	SONDA SA	5,247,439	9,640
	Inversiones Aguas Metropolitanas SA	4,714,721	8,067
	Ripley Corp. SA	9,461,378	5,982
	Empresa Nacional de Electricidad SA ADR	210,905	5,758
	Enersis Americas SA ADR	561,399	4,873
	Sociedad Quimica y Minera de Chile SA ADR	192,785	4,777
	Banco Santander Chile ADR	229,722	4,725
	Inversiones La Construccion SA	373,682	4,281
	CAP SA	829,737	3,619
	Forus SA	1,003,363	3,601
*	Cia Sud Americana de Vapores SA	135,399,698	2,470
*	Latam Airlines Group SA ADR	73,423	642
			579,292
China (4.4%)
	Tencent Holdings Ltd.	58,979,475	1,424,539
	China Mobile Ltd.	58,768,556	727,762
	China Construction Bank Corp.	1,008,512,340	678,265
	Industrial & Commercial Bank of China Ltd.	795,598,760	453,882
	Bank of China Ltd.	830,815,306	343,003
	Ping An Insurance Group Co. of China Ltd.	55,051,400	258,361
	CNOOC Ltd.	177,500,000	213,929
	China Petroleum & Chemical Corp.	281,914,400	202,181
	China Life Insurance Co. Ltd. Class H	82,194,000	186,440
	PetroChina Co. Ltd.	232,704,000	159,515
	China Overseas Land & Investment Ltd.	42,445,680	140,010
	Agricultural Bank of China Ltd.	285,240,230	105,070
	China Pacific Insurance Group Co. Ltd.	28,449,038	101,100
	China Merchants Bank Co. Ltd.	42,053,122	90,177
	China Telecom Corp. Ltd.	178,712,000	88,324
	CITIC Ltd.	54,667,000	82,955
	PICC Property & Casualty Co. Ltd.	50,879,084	79,278
	China Minsheng Banking Corp. Ltd.	72,032,918	75,312
	China Resources Land Ltd.	29,858,867	74,478
	China Shenhua Energy Co. Ltd.	37,538,000	72,072
	Hengan International Group Co. Ltd.	8,067,000	67,903
	China Unicom Hong Kong Ltd.	63,261,694	67,393
	Haitong Securities Co. Ltd.	37,763,882	61,651
	Bank of Communications Co. Ltd.	89,039,150	60,269
	Sinopharm Group Co. Ltd.	11,584,600	56,277
	CITIC Securities Co. Ltd.	25,183,500	53,802
	China Communications Construction Co. Ltd.	48,847,112	53,527
	China CITIC Bank Corp. Ltd.	83,893,446	53,177
	Lenovo Group Ltd.	76,312,000	49,454
^,*	BYD Co. Ltd.	7,567,258	48,193
	Guangdong Investment Ltd.	30,954,000	47,568
2	Dalian Wanda Commercial Properties Co. Ltd.	7,464,373	47,425
	CRRC Corp. Ltd.	45,026,000	41,428
	Dongfeng Motor Group Co. Ltd.	32,536,000	40,288
	CSPC Pharmaceutical Group Ltd.	46,169,579	39,978
2	Huatai Securities Co. Ltd.	19,037,499	39,006
	China Merchants Holdings International Co. Ltd.	13,252,000	38,977
	ENN Energy Holdings Ltd.	8,130,000	38,827
	Belle International Holdings Ltd.	58,152,000	38,549
	GF Securities Co. Ltd.	17,067,400	37,499
	Great Wall Motor Co. Ltd.	34,312,000	35,774

2	China Galaxy Securities Co. Ltd.	40,981,000	35,563
^	China Resources Beer Holdings Co. Ltd.	17,850,666	34,614
	Anhui Conch Cement Co. Ltd.	13,127,000	34,538
	Geely Automobile Holdings Ltd.	52,240,000	34,456
	Brilliance China Automotive Holdings Ltd.	30,736,000	34,220
	China Resources Power Holdings Co. Ltd.	21,155,600	33,810
	Fosun International Ltd.	25,631,024	33,631
2	CGN Power Co. Ltd.	111,066,000	32,899
	Shenzhou International Group Holdings Ltd.	6,211,000	32,787
	China Vanke Co. Ltd.	14,459,374	32,786
	China Cinda Asset Management Co. Ltd.	100,336,000	32,699
	Beijing Enterprises Holdings Ltd.	5,745,500	32,482
	Country Garden Holdings Co. Ltd.	79,547,962	32,455
*	China Taiping Insurance Holdings Co. Ltd.	16,261,026	31,994
*	China Railway Group Ltd.	42,066,000	31,823
	New China Life Insurance Co. Ltd.	8,934,267	31,784
	China Everbright International Ltd.	29,339,000	31,774
	Guangzhou Automobile Group Co. Ltd.	24,641,883	31,699
	Sino Biopharmaceutical Ltd.	47,101,000	31,555
	Zhuzhou CRRC Times Electric Co. Ltd.	5,602,500	30,997
	China Longyuan Power Group Corp. Ltd.	37,520,000	30,204
^,*	Alibaba Pictures Group Ltd.	140,160,000	30,073
	Sunny Optical Technology Group Co. Ltd.	7,320,000	29,223
	Huaneng Power International Inc.	46,886,064	28,884
	China Gas Holdings Ltd.	17,474,000	27,662
^,*,2 China Huarong Asset Management Co. Ltd.		69,527,000	27,649
2	People's Insurance Co. Group of China Ltd.	70,656,000	27,297
	Beijing Enterprises Water Group Ltd.	44,662,000	27,183
	China State Construction International Holdings Ltd.	19,949,442	26,736
	China Conch Venture Holdings Ltd.	13,718,887	26,300
	China Railway Construction Corp. Ltd.	20,703,300	24,960
^,*	China Evergrande Group	39,371,883	24,874
	Fullshare Holdings Ltd.	57,287,500	24,849
^	Kunlun Energy Co. Ltd.	31,430,300	23,903
*	Alibaba Health Information Technology Ltd.	33,744,000	23,504
	Zijin Mining Group Co. Ltd.	64,195,000	23,469
	Haier Electronics Group Co. Ltd.	13,562,000	22,782
	Longfor Properties Co. Ltd.	16,187,500	22,171
	ANTA Sports Products Ltd.	9,854,000	22,023
	TravelSky Technology Ltd.	11,437,000	21,951
	China Resources Gas Group Ltd.	7,299,000	21,449
	China Medical System Holdings Ltd.	13,852,500	20,406
	Beijing Capital International Airport Co. Ltd.	16,852,000	19,477
	COSCO Pacific Ltd.	18,746,000	19,360
	GCL-Poly Energy Holdings Ltd.	138,988,800	19,117
	Sinopec Shanghai Petrochemical Co. Ltd.	38,791,000	18,985
	Jiangsu Expressway Co. Ltd.	13,408,000	18,969
	AviChina Industry & Technology Co. Ltd.	25,092,000	18,453
	Far East Horizon Ltd.	23,340,598	18,407
	Shanghai Pharmaceuticals Holding Co. Ltd.	7,735,747	18,396
	Shimao Property Holdings Ltd.	13,636,000	17,856
	China Everbright Ltd.	9,246,000	17,711
^	China Reinsurance Group Corp.	74,546,000	17,432
	Shenzhen International Holdings Ltd.	11,901,750	17,342
	Zhejiang Expressway Co. Ltd.	16,386,000	16,970
	Guangzhou R&F Properties Co. Ltd.	10,694,000	16,229
	Chongqing Rural Commercial Bank Co. Ltd.	30,773,000	16,195

	Kingboard Chemical Holdings Ltd.	7,462,900	16,125
	China Oilfield Services Ltd.	20,092,000	15,899
	GOME Electrical Appliances Holding Ltd.	130,235,612	15,830
	China Everbright Bank Co. Ltd.	36,306,231	15,823
^	Kingsoft Corp. Ltd.	9,209,000	15,718
^	China Huishan Dairy Holdings Co. Ltd.	39,903,368	15,696
	Skyworth Digital Holdings Ltd.	20,779,000	15,563
	Chongqing Changan Automobile Co. Ltd. Class B	9,361,705	15,549
	China Communications Services Corp. Ltd.	28,507,600	15,504
	China Jinmao Holdings Group Ltd.	54,834,000	15,315
	Air China Ltd.	20,044,000	15,304
	Jiangxi Copper Co. Ltd.	13,227,000	15,202
	China National Building Material Co. Ltd.	32,576,000	15,025
	Tsingtao Brewery Co. Ltd.	4,232,000	14,950
	China Power International Development Ltd.	36,288,000	14,817
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	9,891,383	14,589
	Huaneng Renewables Corp. Ltd.	44,566,000	14,307
2	Fuyao Glass Industry Group Co. Ltd.	5,575,999	14,122
	Nine Dragons Paper Holdings Ltd.	17,580,669	14,016
^,*	Aluminum Corp. of China Ltd.	43,147,173	13,956
	Sino-Ocean Group Holding Ltd.	32,469,500	13,759
^	Yanzhou Coal Mining Co. Ltd.	22,002,416	13,584
2	BAIC Motor Corp. Ltd.	14,897,600	13,550
	Shenzhen Investment Ltd.	32,931,823	13,445
	Weichai Power Co. Ltd.	10,737,120	12,912
	China Southern Airlines Co. Ltd.	19,512,000	12,866
^,*	Shanghai Electric Group Co. Ltd.	30,766,000	12,821
	Sunac China Holdings Ltd.	20,134,000	12,675
	Intime Retail Group Co. Ltd.	15,833,500	12,498
^,*	China Coal Energy Co. Ltd.	23,443,000	12,406
2	Shengjing Bank Co. Ltd.	11,035,388	12,181
	Lee & Man Paper Manufacturing Ltd.	15,414,000	11,919
2	China Railway Signal & Communication Corp. Ltd.	17,626,600	11,769
*	Luye Pharma Group Ltd.	18,081,000	11,745
	Shanghai Industrial Holdings Ltd.	5,004,000	11,736
^	Zhaojin Mining Industry Co. Ltd.	10,017,500	11,586
2,*	China International Capital Corp. Ltd.	7,952,400	11,552
	Shandong Weigao Group Medical Polymer Co. Ltd.	20,276,000	11,337
	ZTE Corp.	8,218,777	11,084
	Tong Ren Tang Technologies Co. Ltd.	7,008,000	11,078
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	4,476,000	11,006
2	Legend Holdings Corp.	4,523,300	10,787
2	Sinopec Engineering Group Co. Ltd.	12,175,000	10,650
	Haitian International Holdings Ltd.	6,219,000	10,441
^,*	China Traditional Chinese Medicine Holdings Co. Ltd.	24,362,000	9,967
^	China Molybdenum Co. Ltd.	43,599,000	9,930
^,*	China COSCO Holdings Co. Ltd.	28,127,500	9,847
	Metallurgical Corp. of China Ltd.	32,229,063	9,844
	BBMG Corp.	26,653,000	9,786
*	China Eastern Airlines Corp. Ltd.	17,278,000	9,691
	SOHO China Ltd.	20,702,500	9,573
^,*	CAR Inc.	9,272,753	9,504
	Sinotrans Ltd.	20,465,000	9,391
^,*	China Shanshui Cement Group Ltd.	11,479,000	9,306
^	Phoenix Healthcare Group Co. Ltd.	6,243,069	9,247
	China High Speed Transmission Equipment Group Co. Ltd.	11,796,000	9,154
	Yuexiu Property Co. Ltd.	70,421,536	9,099

2	Dali Foods Group Co. Ltd.	15,026,000	8,779
	Agile Group Holdings Ltd.	15,215,500	8,733
*	China Shipping Container Lines Co. Ltd.	41,046,000	8,616
^	China Hongqiao Group Ltd.	12,732,575	8,518
	KWG Property Holding Ltd.	13,549,500	8,406
	Inner Mongolia Yitai Coal Co. Ltd. Class B	11,396,794	8,335
	Huadian Power International Corp. Ltd.	17,578,000	8,335
^	Datang International Power Generation Co. Ltd.	31,878,000	8,283
^	NetDragon Websoft Holdings Ltd.	2,491,508	8,118
	Lao Feng Xiang Co. Ltd. Class B	2,222,263	7,988
*	Li Ning Co. Ltd.	15,253,227	7,987
*	China Agri-Industries Holdings Ltd.	22,878,400	7,983
	China Shipping Development Co. Ltd.	14,072,000	7,982
	Guangshen Railway Co. Ltd.	15,816,000	7,753
^	CT Environmental Group Ltd.	25,352,000	7,725
	China Resources Cement Holdings Ltd.	21,105,845	7,681
^	CIFI Holdings Group Co. Ltd.	28,976,000	7,523
	Wuxi Little Swan Co. Ltd. Class B	2,087,008	7,396
	Kingboard Laminates Holdings Ltd.	11,442,000	7,297
*	Xinhua Winshare Publishing and Media Co. Ltd.	6,837,000	7,292
	Shenzhen Expressway Co. Ltd.	7,708,000	7,278
^,*	Chinasoft International Ltd.	17,934,000	7,263
^	Digital China Holdings Ltd.	9,120,000	7,107
	Beijing Jingneng Clean Energy Co. Ltd.	23,184,000	7,012
	CSG Holding Co. Ltd. Class B	8,533,755	7,010
^	China Zhongwang Holdings Ltd.	15,191,095	6,795
	China Dongxiang Group Co. Ltd.	34,416,000	6,794
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,262,047	6,788
	Dazhong Transportation Group Co. Ltd. Class B	8,827,112	6,712
	Huadian Fuxin Energy Corp. Ltd.	28,416,014	6,611
*	BYD Electronic International Co. Ltd.	8,650,000	6,596
^,*	Kingdee International Software Group Co. Ltd.	20,651,600	6,549
2	Red Star Macalline Group Corp. Ltd.	6,272,113	6,456
^,*	Hybrid Kinetic Group Ltd.	183,582,000	6,402
	Future Land Holdings Co. Ltd. Class A	3,969,053	6,377
	China Machinery Engineering Corp.	10,170,000	6,376
^	Xinjiang Goldwind Science & Technology Co. Ltd.	4,683,000	6,369
	Hopson Development Holdings Ltd.	6,856,000	6,275
*	Greentown China Holdings Ltd.	8,529,000	6,203
	China Water Affairs Group Ltd.	10,034,000	6,151
^	PAX Global Technology Ltd.	7,426,000	6,147
2	Fu Shou Yuan International Group Ltd.	9,141,000	6,131
^	Golden Eagle Retail Group Ltd.	5,410,000	6,076
	Greatview Aseptic Packaging Co. Ltd.	11,687,000	6,071
^,*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	2,374,000	5,893
*	Coolpad Group Ltd.	33,441,200	5,882
2,^,* Cogobuy Group		3,900,000	5,840
^,*	Angang Steel Co. Ltd.	11,814,000	5,792
^	China Maple Leaf Educational Systems Ltd.	6,730,000	5,784
	China Lesso Group Holdings Ltd.	10,136,000	5,751
^	SMI Holdings Group Ltd.	64,336,000	5,732
	Huishang Bank Corp. Ltd.	11,842,665	5,594
^	China International Marine Containers Group Co. Ltd.	4,799,553	5,546
^	Sinopec Kantons Holdings Ltd.	10,590,000	5,518
^,*	Carnival Group International Holdings Ltd.	46,261,556	5,489
^,*	Poly Property Group Co. Ltd.	19,805,000	5,351
^	China South City Holdings Ltd.	25,758,000	5,295

^,*	Biostime International Holdings Ltd.	1,626,500	5,280
	Central China Securities Co. Ltd.	12,532,489	5,277
	Tibet Water Resources Ltd.	15,616,000	5,214
	Vinda International Holdings Ltd.	2,680,528	5,196
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	7,333,000	5,143
	Anhui Gujing Distillery Co. Ltd. Class B	1,283,313	5,135
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,344,821	5,134
	Tianneng Power International Ltd.	7,326,000	5,043
	Xtep International Holdings Ltd.	9,729,000	5,015
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	14,435,422	4,909
^	Yuexiu Transport Infrastructure Ltd.	7,172,000	4,768
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,034,275	4,764
^	Bank of Chongqing Co. Ltd.	6,333,500	4,756
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	9,361,167	4,723
	Dah Chong Hong Holdings Ltd.	9,376,000	4,625
^	SSY Group Ltd.	14,392,894	4,624
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	14,038,000	4,598
	Shanghai Baosight Software Co. Ltd. Class B	2,520,312	4,593
	Beijing Capital Land Ltd.	12,010,000	4,591
*	Sinopec Oilfield Service Corp.	24,242,000	4,519
^	Hua Han Health Industry Holdings Ltd.	48,522,792	4,518
	Zhongsheng Group Holdings Ltd.	7,306,000	4,512
	Logan Property Holdings Co. Ltd.	11,455,180	4,374
	Yuzhou Properties Co. Ltd.	14,556,000	4,316
^	Dalian Port PDA Co. Ltd.	20,276,800	4,271
^	China Energy Engineering Corp. Ltd.	29,236,000	4,270
^,*	Renhe Commercial Holdings Co. Ltd.	167,591,452	4,266
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	1,654,671	4,209
	Shandong Chenming Paper Holdings Ltd. Class B	5,031,605	4,155
^,*	Maanshan Iron & Steel Co. Ltd.	18,376,000	4,112
	Anhui Expressway Co. Ltd.	5,298,000	4,111
^	Chaowei Power Holdings Ltd.	6,269,000	4,059
^,*	Lifetech Scientific Corp.	21,711,944	4,043
	China BlueChemical Ltd.	20,086,000	4,025
	China ZhengTong Auto Services Holdings Ltd.	9,853,000	4,023
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	2,656,000	4,016
	Weiqiao Textile Co.	5,018,000	4,007
	Texhong Textile Group Ltd.	2,972,000	3,974
^	Livzon Pharmaceutical Group Inc.	785,774	3,899
	Guangdong Electric Power Development Co. Ltd. Class B	8,490,170	3,879
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,415,937	3,833
	Luthai Textile Co. Ltd. Class B	2,912,629	3,815
^	Dongjiang Environmental Co. Ltd.	2,283,400	3,796
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,101,205	3,709
*	Shandong Airlines Co. Ltd. Class B	1,582,720	3,674
	Shanghai Haixin Group Co. Class B	4,606,894	3,633
	Harbin Electric Co. Ltd.	7,738,000	3,574
2	Hua Hong Semiconductor Ltd.	3,782,000	3,550
*	China Oil & Gas Group Ltd.	47,286,000	3,543
	C C Land Holdings Ltd.	13,662,000	3,540
^,*	Leyou Technologies Holdings Ltd.	26,115,000	3,539
	China National Accord Medicines Corp. Ltd. Class B	579,721	3,535
*	Kama Co. Ltd. Class B	2,864,000	3,534
	Peak Sport Products Co. Ltd.	11,331,000	3,499
	BOE Technology Group Co. Ltd. Class B	13,352,674	3,482
^	Sinosoft Technology Group Ltd.	6,240,000	3,442
*	Hangzhou Steam Turbine Co. Ltd. Class B	3,308,246	3,441

2,*	Haichang Ocean Park Holdings Ltd.	16,923,000	3,435
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,252,800	3,417
	Lonking Holdings Ltd.	22,958,000	3,412
	Weifu High-Technology Group Co. Ltd. Class B	1,626,359	3,402
	Concord New Energy Group Ltd.	54,610,000	3,387
	Huangshan Tourism Development Co. Ltd. Class B	2,461,323	3,352
	Powerlong Real Estate Holdings Ltd.	14,815,000	3,350
^	Fufeng Group Ltd.	9,628,600	3,334
	Wasion Group Holdings Ltd.	5,822,000	3,305
*	Hi Sun Technology China Ltd.	20,010,000	3,297
*	Shanghai Diesel Engine Co. Ltd. Class B	3,749,860	3,285
	COSCO International Holdings Ltd.	6,664,000	3,268
	Sinotruk Hong Kong Ltd.	7,260,000	3,246
	China Foods Ltd.	8,504,000	3,244
^	Dongfang Electric Corp. Ltd.	4,069,200	3,226
	Sichuan Expressway Co. Ltd.	9,352,000	3,213
	China Shineway Pharmaceutical Group Ltd.	2,995,000	3,167
2,*	Tianhe Chemicals Group Ltd.	20,635,827	3,112
^	Shanghai Industrial Urban Development Group Ltd.	13,740,000	3,106
	Phoenix Satellite Television Holdings Ltd.	14,022,000	3,102
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,500,740	3,025
^	China All Access Holdings Ltd.	9,564,000	3,021
	China National Materials Co. Ltd.	12,173,000	2,994
	Skyway Securities Group Ltd.	82,786,548	2,941
*	China Datang Corp. Renewable Power Co. Ltd.	28,354,000	2,928
^,*	North Mining Shares Co. Ltd.	129,360,000	2,906
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,692,948	2,889
^	361 Degrees International Ltd.	9,598,000	2,839
	China Overseas Property Holdings Ltd.	13,518,560	2,816
	Shandong Chenming Paper Holdings Ltd.	3,322,000	2,787
*	Shang Gong Group Co. Ltd. Class B	2,545,396	2,776
	China Lilang Ltd.	4,299,000	2,775
^,*	China Modern Dairy Holdings Ltd.	21,050,000	2,772
*	Shanghai Bailian Group Co. Ltd. Class B	1,931,618	2,750
^	Yashili International Holdings Ltd.	12,649,000	2,746
^,*	CITIC Resources Holdings Ltd.	25,528,600	2,743
^,*	National Agricultural Holdings Ltd.	10,760,000	2,712
	China Fangda Group Co. Ltd. Class B	2,955,090	2,705
	Shanghai Huayi Group Corp. Ltd. Class B	2,517,300	2,705
	Guorui Properties Ltd.	7,925,000	2,697
^,*	China Precious Metal Resources Holdings Co. Ltd.	84,884,000	2,673
	INESA Intelligent Tech Inc. Class B	3,141,373	2,664
2,^	Cosmo Lady China Holdings Co. Ltd.	6,900,871	2,662
	China Power New Energy Development Co. Ltd.	4,416,500	2,642
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	2,867,000	2,638
	China SCE Property Holdings Ltd.	12,446,000	2,635
	Shanghai Jinjiang International Travel Co. Ltd. Class B	680,358	2,604
^,*	TCL Multimedia Technology Holdings Ltd.	4,794,000	2,591
	Dawnrays Pharmaceutical Holdings Ltd.	3,896,000	2,553
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	4,295,000	2,553
*	AVIC International Holding HK Ltd.	37,208,000	2,552
^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	2,548
	Bosideng International Holdings Ltd.	30,202,000	2,533
^	Poly Culture Group Corp. Ltd.	954,586	2,464
^,*	Greenland Hong Kong Holdings Ltd.	8,199,000	2,460
^	CIMC Enric Holdings Ltd.	6,120,000	2,437
	Qingling Motors Co. Ltd.	7,624,000	2,421

	Tianjin Port Development Holdings Ltd.	16,276,000	2,420
^,*	Lianhua Supermarket Holdings Co. Ltd.	6,021,000	2,417
*	Glorious Property Holdings Ltd.	25,907,000	2,410
*	China Chengtong Development Group Ltd.	29,076,000	2,407
	Foshan Electrical and Lighting Co. Ltd. Class B	2,909,196	2,402
*	Hengdeli Holdings Ltd.	22,663,600	2,372
*	China Huiyuan Juice Group Ltd.	6,848,000	2,368
^	Fantasia Holdings Group Co. Ltd.	17,014,500	2,352
*	Shanghai Potevio Co. Ltd. Class B	1,353,800	2,348
	Shanghai Highly Group Co. Ltd. Class B	2,956,900	2,338
	Ajisen China Holdings Ltd.	5,417,000	2,335
	Xingda International Holdings Ltd.	8,882,000	2,295
^,*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,291
*	Huadian Energy Co. Ltd. Class B	4,434,934	2,286
	Beijing North Star Co. Ltd.	7,430,000	2,281
^,*	China Overseas Grand Oceans Group Ltd.	7,872,500	2,262
^	China Suntien Green Energy Corp. Ltd.	19,423,000	2,232
^	Sinofert Holdings Ltd.	18,602,000	2,211
	Eastern Communications Co. Ltd. Class B	3,033,200	2,210
^,*	PW Medtech Group Ltd.	8,498,000	2,208
*	Landing International Development Ltd.	111,360,500	2,184
*	China Water Industry Group Ltd.	13,228,000	2,169
2,*	Ozner Water International Holding Ltd.	12,500,000	2,150
	First Tractor Co. Ltd.	4,140,000	2,136
	Colour Life Services Group Co. Ltd.	2,863,000	2,116
^,*	West China Cement Ltd.	22,382,000	2,111
*	China Soft Power Technology Holdings Ltd.	63,770,000	2,097
*	Shanghai Zhongyida Co. Ltd. Class B	3,699,300	2,086
^	China Electronics Corp. Holdings Co. Ltd.	8,658,000	2,081
*	China Yurun Food Group Ltd.	14,034,413	2,068
^,*	Sinotrans Shipping Ltd.	13,405,500	2,063
*	Sinolink Worldwide Holdings Ltd.	20,582,000	2,047
*	O-Net Technologies Group Ltd.	5,357,000	2,041
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,757,887	2,038
	Comba Telecom Systems Holdings Ltd.	12,602,094	2,037
	Jiangling Motors Corp. Ltd. Class B	877,912	2,028
*	Zhonglu Co. Ltd. Class B	912,811	2,006
	China Merchants Land Ltd.	12,376,000	1,967
*	Capital Environment Holdings Ltd.	50,378,000	1,955
*	Enerchina Holdings Ltd.	46,191,000	1,942
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,309,611	1,909
	Guangdong Provincial Expressway Development Co. Ltd. Class B	3,490,900	1,905
*	SRE Group Ltd.	64,642,000	1,883
*	Sany Heavy Equipment International Holdings Co. Ltd.	11,612,000	1,877
*	Mingfa Group International Co. Ltd.	7,651,943	1,864
*	Dongyue Group Ltd.	10,342,000	1,826
^,*	Loudong General Nice Resources China Holdings Ltd.	29,721,000	1,819
	Tianjin Development Holdings Ltd.	3,920,000	1,811
	Welling Holding Ltd.	9,371,200	1,757
^	CPMC Holdings Ltd.	3,970,000	1,743
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,841,534	1,702
	Tianjin Capital Environmental Protection Group Co. Ltd.	3,582,000	1,690
	Hubei Sanonda Co. Ltd. Class B	1,915,900	1,677
^	V1 Group Ltd.	32,602,000	1,666
	Foshan Huaxin Packaging Co. Ltd. Class B	1,362,902	1,658
	Xiamen International Port Co. Ltd.	8,442,000	1,615
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,694,801	1,608

*	China Minsheng Drawin Technology Group Ltd.	36,960,000	1,577
	Huaxin Cement Co. Ltd. Class B	2,520,214	1,554
	Changshouhua Food Co. Ltd.	3,549,000	1,552
^	Minmetals Land Ltd.	12,496,000	1,534
*	EverChina International Holdings Co. Ltd.	42,895,000	1,522
*	Launch Tech Co. Ltd.	1,495,000	1,506
^,*	Wisdom Sports Group	5,083,000	1,480
*	Chongqing Iron & Steel Co. Ltd.	6,872,000	1,449
*	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,445
	HNA Infrastructure Company Ltd.	1,339,000	1,440
*	MIE Holdings Corp.	15,092,000	1,388
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,363
^,*	China Public Procurement Ltd.	101,988,000	1,346
^	Hydoo International Holding Ltd.	10,784,000	1,294
^,*	China Fiber Optic Network System Group Ltd.	14,959,600	1,238
*	Shougang Concord International Enterprises Co. Ltd.	41,890,000	1,218
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	1,217
*	China Automation Group Ltd.	7,808,000	1,193
*	Chengde Nanjiang Co. Ltd. Class B	3,182,875	1,186
2	Kangda International Environmental Co. Ltd.	5,715,891	1,155
	Chongqing Machinery & Electric Co. Ltd.	10,274,000	1,127
^,*	Baoxin Auto Group Ltd.	2,037,479	1,113
^,*	China Rare Earth Holdings Ltd.	15,493,426	1,101
*	China Dynamics Holdings Ltd.	29,740,000	1,096
	Tiangong International Co. Ltd.	14,404,000	1,080
^	Boer Power Holdings Ltd.	2,651,000	1,055
	Changchai Co. Ltd. Class B	1,626,592	1,008
	Maoye International Holdings Ltd.	10,045,000	973
	Hefei Meiling Co. Ltd. Class B	1,629,752	955
^	Tech Pro Technology Development Ltd.	53,343,600	929
	Real Nutriceutical Group Ltd.	9,597,000	893
	NVC Lighting Holding Ltd.	8,187,000	877
	Dalian Refrigeration Co. Ltd. Class B	1,102,950	868
^	Hilong Holding Ltd.	6,343,000	864
	Shenguan Holdings Group Ltd.	10,032,000	829
*	Anxin-China Holdings Ltd.	16,568,000	822
^,*	Daphne International Holdings Ltd.	5,850,000	756
^,*	Xinjiang Xinxin Mining Industry Co. Ltd.	6,561,000	713
	Fiyta Holdings Ltd. Class B	710,020	644
^,*	Yuanda China Holdings Ltd.	20,994,000	622
*	Boshiwa International Holding Ltd.	2,777,000	601
	Universal Health International Group Holding Ltd.	11,009,000	590
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	1,580,800	585
*	Global Bio-Chem Technology Group Co. Ltd.	22,352,000	557
^	China Resources and Transportation Group Ltd.	32,250,000	454
^,*	Dynasty Fine Wines Group Ltd.	1,342,000	249
^,*	China Lumena New Materials Corp.	13,488,000	217
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	Beijing Enterprises Clean Energy Group Ltd.	19,432	—
*	China Metal Recycling Holdings Ltd.	2,568,000	—
			9,744,603
Colombia (0.1%)
	Bancolombia SA ADR	1,141,351	38,989
	Grupo de Inversiones Suramericana SA	2,605,053	32,516
	Grupo Argos SA	3,550,944	21,398
*	Ecopetrol SA	39,229,164	16,612

	Cementos Argos SA	4,273,970	16,010
	Corp Financiera Colombiana SA	1,168,172	14,604
	Grupo Aval Acciones y Valores Preference Shares	37,869,802	14,432
	Grupo de Inversiones Suramericana SA Preference Shares	1,034,304	12,641
	Almacenes Exito SA	2,457,312	11,206
	Interconexion Electrica SA ESP	3,633,704	10,759
	Banco Davivienda SA Preference Shares	1,085,923	9,550
	Cementos Argos SA Preference Shares	2,299,327	7,909
*	Cemex Latam Holdings SA	1,871,379	7,559
*	Ecopetrol SA ADR	743,583	6,358
	Avianca Holdings SA Preference Shares	3,815,061	2,864
	Grupo Aval Acciones y Valores SA ADR	249,000	1,920
			225,327
Czech Republic (0.0%)
	CEZ AS	1,769,332	33,487
	Komercni banka as	837,058	32,978
2,*	Moneta Money Bank AS	2,936,857	9,057
	Philip Morris CR AS	4,671	2,547
	Pegas Nonwovens SA	60,038	1,999
			80,068
Denmark (1.3%)
	Novo Nordisk A/S Class B	20,370,173	1,158,376
	Danske Bank A/S	8,131,101	221,126
	Vestas Wind Systems A/S	2,413,196	168,708
	Pandora A/S	1,182,018	153,959
	Novozymes A/S	2,445,484	120,023
	Carlsberg A/S Class B	1,167,403	115,938
*	Genmab A/S	599,493	108,693
	AP Moeller - Maersk A/S Class B	68,300	92,786
	DSV A/S	2,007,594	89,395
	Coloplast A/S Class B	1,110,472	87,022
	ISS A/S	2,035,445	78,510
	AP Moeller - Maersk A/S Class A	49,033	64,110
	Chr Hansen Holding A/S	970,515	61,037
	TDC A/S	8,838,073	46,532
2,*	DONG Energy A/S	878,835	35,795
	Jyske Bank A/S	770,981	32,059
	GN Store Nord A/S	1,583,528	29,909
	William Demant Holding A/S	1,298,309	26,512
*	H Lundbeck A/S	650,472	26,441
	Tryg A/S	1,246,406	23,235
^	FLSmidth & Co. A/S	539,038	21,675
	Sydbank A/S	784,615	21,070
	Royal Unibrew A/S	437,685	20,132
	SimCorp A/S	369,990	19,160
*	Topdanmark A/S	770,027	19,094
	Dfds A/S	345,024	15,770
	NKT Holding A/S	258,198	13,330
	Rockwool International A/S Class B	70,068	13,266
^,*	Bavarian Nordic A/S	347,049	13,236
^	Ambu A/S Class B	260,698	11,083
	ALK-Abello A/S	64,055	9,152
	Spar Nord Bank A/S	914,899	7,566
	Schouw & Co.	127,664	7,408
2	Scandinavian Tobacco Group A/S	385,845	6,816
	Matas A/S	378,858	6,688

	Alm Brand A/S	726,092	4,918
^,*	Bang & Olufsen A/S	348,139	3,822
	Solar A/S Class B	66,282	3,391
^,*	D/S Norden A/S	105,978	1,586
*	Amagerbanken A/S	537,565	—
*	OW Bunker A/S	129,331	—
			2,959,329
Egypt (0.1%)
	Commercial International Bank Egypt SAE	11,594,155	62,093
*	Global Telecom Holding SAE GDR	5,035,047	8,920
*	Egyptian Financial Group-Hermes Holding Co.	5,523,294	8,054
	Talaat Moustafa Group	10,896,402	6,872
*	Six of October Development & Investment	3,267,527	5,142
*	Pioneers Holding for Financial Investments SAE	3,317,549	4,770
*	Medinet Nasr Housing	2,603,262	4,200
	ElSewedy Electric Co.	847,798	4,153
	Telecom Egypt Co.	3,984,650	4,094
	Palm Hills Developments SAE	11,813,519	3,483
	Juhayna Food Industries	4,863,333	3,437
*	Orascom Construction Ltd.	662,339	3,176
	Heliopolis Housing	382,033	2,327
	Sidi Kerir Petrochemicals Co.	1,549,940	2,298
*	Ezz Steel	2,351,797	2,198
*	South Valley Cement	2,717,924	1,581
*	Citadel Capital SAE	12,907,160	1,484
*	Global Telecom Holding SAE	2,989,569	1,414
*	Orascom Telecom Media And Technology Holding SAE	20,764,954	1,309
	Oriental Weavers	1,651,628	946
*	Arab Cotton Ginning	2,630,494	861
*	Egyptian Resorts Co.	6,572,106	571
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	546
*	Maridive & Oil Services SAE	1,028,654	299
*	Abu Dhabi Islamic Bank	514,865	218
			134,446
Finland (0.8%)
	Nokia Oyj	63,093,079	364,017
	Sampo Oyj Class A	5,195,786	215,229
	Kone Oyj Class B	4,186,528	212,128
	UPM-Kymmene Oyj	5,882,674	121,316
	Fortum Oyj	4,918,842	81,712
	Wartsila OYJ Abp	1,716,409	74,511
	Elisa Oyj	1,758,736	63,808
	Stora Enso Oyj	6,358,387	57,763
	Nokian Renkaat Oyj	1,488,247	55,326
	Neste Oyj	1,417,755	53,803
	Huhtamaki Oyj	1,141,967	50,178
	Orion Oyj Class B	1,122,271	45,977
	Metso Oyj	1,482,294	41,132
	Amer Sports Oyj	1,298,010	36,851
	Kesko Oyj Class B	746,197	33,269
	Tieto Oyj	812,531	23,396
^	Cargotec Oyj Class B	450,147	20,189
	Konecranes Oyj	653,820	19,709
	Valmet Oyj	1,457,147	19,038
	Metsa Board Oyj	2,506,035	14,650
*	Outokumpu Oyj	2,254,648	12,979

	Sponda Oyj	2,655,136	12,178
	Kemira Oyj	849,285	11,170
	Uponor Oyj	596,311	11,087
	Citycon Oyj	4,381,978	10,962
^,*	Outotec Oyj	1,966,206	9,517
	Caverion Corp.	1,403,466	9,262
	YIT Oyj	1,350,837	9,171
	Sanoma Oyj	936,722	7,521
	Cramo Oyj	277,933	6,565
	Oriola-KD Oyj	1,371,619	6,443
	Raisio Oyj	1,367,980	6,300
	Ramirent Oyj	702,810	5,958
*	Finnair Oyj	694,308	3,639
	F-Secure Oyj	661,216	2,138
^,*	Stockmann OYJ Abp Class B	269,001	1,798
			1,730,690
France (6.0%)
	TOTAL SA	23,494,073	1,129,925
	Sanofi	12,320,727	1,049,401
	BNP Paribas SA	10,780,982	534,786
	Danone SA	6,277,729	481,465
	LVMH Moet Hennessy Louis Vuitton SE	2,764,650	473,427
	AXA SA	21,264,914	432,793
	L'Oreal SA	2,125,568	403,869
	Vinci SA	5,146,522	391,164
	Schneider Electric SE	5,992,331	390,961
	Airbus Group SE	6,116,780	360,849
	Orange SA	21,055,292	323,138
	Air Liquide SA	2,996,590	319,472
	Essilor International SA	2,200,334	281,837
	Societe Generale SA	8,082,282	275,556
	Pernod Ricard SA	2,340,816	267,466
	Engie SA	15,853,388	260,941
	Vivendi SA	12,738,396	250,129
	Cie de Saint-Gobain	5,327,383	226,160
	Safran SA	3,265,304	221,964
	Cie Generale des Etablissements Michelin	1,995,692	203,976
	Capgemini SA	1,754,415	168,641
	Renault SA	1,898,837	166,024
	Publicis Groupe SA	2,225,323	165,710
	Legrand SA	2,926,769	161,493
	Kering	821,951	156,211
	Carrefour SA	6,096,819	152,744
*	Valeo SA	2,570,431	131,867
	Sodexo SA	1,007,369	117,995
	Dassault Systemes	1,395,653	115,279
	Veolia Environnement SA	5,133,567	113,775
	Hermes International	264,084	113,653
	Klepierre	2,266,012	108,658
	Thales SA	1,155,454	105,239
	Christian Dior SE	572,024	103,459
	L'Oreal SA Loyalty Line	532,666	101,209
	Atos SE	988,902	96,938
	Accor SA	2,288,222	95,795
	Credit Agricole SA	9,854,675	87,296
	SES SA Class A	3,950,901	86,577
	Air Liquide SA (Prime de fidelite)	782,813	83,457

	Technip SA	1,250,411	70,108
	Arkema SA	783,771	66,945
	Gecina SA	441,607	66,932
	Ingenico Group SA	603,457	66,159
*	Peugeot SA	4,281,633	64,670
	Bouygues SA	2,127,345	63,018
	Bureau Veritas SA	2,835,242	61,618
	Eiffage SA	795,293	61,147
	Teleperformance	631,652	58,771
	Suez	3,556,814	57,725
	Groupe Eurotunnel SE	5,083,360	52,830
	SCOR SE	1,734,860	50,682
	Iliad SA	260,040	50,538
	Edenred	2,225,042	50,477
	STMicroelectronics NV	6,869,956	50,236
	Rexel SA	3,323,316	49,424
	Zodiac Aerospace	2,129,962	47,961
	Societe BIC SA	298,075	44,056
*	Alstom SA	1,778,825	43,803
	Natixis SA	10,367,720	42,752
*	Ubisoft Entertainment SA	1,021,104	41,910
^	Orpea	463,489	40,961
	Bollore SA	10,769,023	38,991
	Fonciere Des Regions	404,988	38,109
	Eutelsat Communications SA	1,818,528	36,165
	Eurofins Scientific SE	95,544	35,842
	Wendel SA	335,245	35,808
	SEB SA	255,813	34,063
^	Casino Guichard Perrachon SA	625,939	33,925
	Aeroports de Paris	314,654	33,469
	Electricite de France SA	2,542,617	33,281
2	Euronext NV	768,708	32,851
	Lagardere SCA	1,270,300	32,452
	Faurecia	812,283	32,037
	Rubis SCA	391,147	31,568
2	Elior Participations SCA	1,443,491	31,510
	ICADE	392,243	30,261
	Eurazeo SA	460,985	29,473
	Imerys SA	410,945	29,171
	JCDecaux SA	825,667	28,221
	CNP Assurances	1,829,527	27,952
	Technicolor SA	3,983,620	25,034
	Ipsen SA	380,865	24,850
	Nexity SA	467,118	24,848
	SFR Group SA	1,008,760	23,851
^	Remy Cointreau SA	261,086	22,836
	BioMerieux	155,058	21,437
	Plastic Omnium SA	640,914	20,333
2,*	Amundi SA	463,716	20,288
*	Sartorius Stedim Biotech	267,082	18,970
	Altran Technologies SA	1,289,187	18,717
*	Nexans SA	361,973	18,268
	Alten SA	255,304	17,709
	Sopra Steria Group	141,908	16,666
	Elis SA	910,354	16,441
	Credit Agricole SA Loyalty Line	1,787,302	15,833
^,*	DBV Technologies SA	221,561	15,292

	Korian SA	424,487	15,036
	Havas SA	1,767,782	14,886
	Euler Hermes Group	175,081	14,480
^,*	Vallourec SA	3,816,414	13,910
2,*	Worldline SA	436,885	13,073
	Metropole Television SA	710,731	12,931
	SPIE SA	664,330	12,629
	IPSOS	378,787	12,475
	Television Francaise 1	1,152,473	11,144
^	Mercialys SA	462,699	10,818
^	Neopost SA	371,342	10,311
	Vicat SA	169,489	10,123
^,*	Virbac SA	49,090	9,670
^,*	Air France-KLM	1,648,649	9,563
	Tarkett SA	279,348	9,003
	Faiveley Transport SA	73,473	7,601
^,*	Genfit	265,340	7,139
*	Groupe Fnac SA	111,678	6,878
2,*	Europcar Groupe SA	806,286	6,667
	Trigano SA	106,921	6,334
^	CGG SA	250,776	5,994
^	Gaztransport Et Technigaz SA	209,028	5,980
	LISI	219,037	5,952
	Boiron SA	61,070	5,660
	Electricite de France SA Loyalty Line	416,343	5,450
	SEB SA Loyalty Line	39,123	5,210
^	Coface SA	907,583	4,621
^,*	Etablissements Maurel et Prom	1,391,059	4,455
	Vilmorin & Cie SA	65,133	4,316
^	Beneteau SA	419,521	4,212
	FFP	55,208	4,181
	Fonciere de Paris SIIC	25,743	4,062
	Rallye SA	229,399	3,988
	Bonduelle SCA	150,390	3,884
	Guerbet	51,441	3,464
^,*	Eramet	97,608	3,430
^	Bourbon Corp.	278,927	3,298
^,*	Parrot SA	211,576	3,289
^	Assystem	112,925	3,105
*	Euro Disney SCA	2,192,036	3,086
	Albioma SA	149,250	2,572
	Derichebourg SA	774,705	2,523
	Haulotte Group SA	132,968	2,071
	Jacquet Metal Service	132,843	2,042
	Mersen	120,274	1,978
	GL Events	93,146	1,762
	Manitou BF SA	106,055	1,725
*	Esso SA Francaise	25,680	1,114
	Union Financiere de France BQE SA	31,487	806
*	Stallergenes Greer plc	28,032	783
*	Albioma SA Loyalty Line	42,824	738
^	Solocal Group	174,219	663
			13,181,629
Germany (5.9%)
	Bayer AG	9,128,640	981,314
	Siemens AG	8,390,825	910,799
	SAP SE	9,866,630	863,565

	BASF SE	10,190,442	800,479
	Allianz SE	5,026,040	720,158
	Daimler AG	10,544,852	716,885
	Deutsche Telekom AG	34,947,275	594,546
	adidas AG	2,210,413	363,110
	Fresenius SE & Co. KGaA	4,329,177	323,381
	Deutsche Post AG	10,499,793	313,358
	Bayerische Motoren Werke AG	3,590,135	309,342
	Linde AG	2,043,359	293,662
	Volkswagen AG Preference Shares	2,027,577	285,268
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,541,194	257,027
	Continental AG	1,191,585	249,897
	Henkel AG & Co. KGaA Preference Shares	1,914,803	238,597
	E.ON SE	20,695,504	221,958
	Fresenius Medical Care AG & Co. KGaA	2,355,554	215,151
	Infineon Technologies AG	12,386,627	205,346
*	Deutsche Bank AG	15,233,995	204,873
	Vonovia SE	5,140,539	203,810
^	Deutsche Boerse AG	2,063,872	173,286
	Merck KGaA	1,424,820	157,352
	Henkel AG & Co. KGaA	1,290,104	140,045
	Deutsche Wohnen AG	3,718,834	139,230
	HeidelbergCement AG	1,551,015	131,388
	ProSiebenSat.1 Media SE	2,356,085	107,925
	thyssenkrupp AG	4,686,785	107,480
	GEA Group AG	1,957,887	104,540
	Beiersdorf AG	1,099,991	103,344
*	RWE AG	5,330,464	94,814
	Symrise AG	1,343,624	94,743
	Porsche Automobil Holding SE Preference Shares	1,688,906	88,320
	Brenntag AG	1,702,033	84,551
	Commerzbank AG	11,474,419	75,741
	LEG Immobilien AG	695,289	69,808
	Hannover Rueck SE	665,377	68,058
*	QIAGEN NV	2,492,136	65,421
^	Wirecard AG	1,268,394	59,019
	METRO AG	1,822,330	58,631
	United Internet AG	1,301,639	57,608
	MTU Aero Engines AG	559,889	57,213
	Evonik Industries AG	1,699,728	53,021
	OSRAM Licht AG	924,059	48,077
	Volkswagen AG	325,055	48,067
	LANXESS AG	1,010,951	47,767
2,*	Zalando SE	1,165,777	44,203
^	K&S AG	2,101,856	43,933
	Bayerische Motoren Werke AG Preference Shares	603,334	43,729
	HUGO BOSS AG	712,504	42,284
	MAN SE	389,182	40,809
	KION Group AG	719,468	39,452
	KUKA AG	310,983	37,689
*	STADA Arzneimittel AG	691,694	37,337
	RTL Group SA	424,211	36,167
	Sartorius AG Preference Shares	415,368	33,212
	Rheinmetall AG	472,242	33,086
	Freenet AG	1,181,124	32,981
	Fuchs Petrolub SE Preference Shares	773,570	32,664
2	Covestro AG	695,757	32,522

	HOCHTIEF AG	238,565	31,285
	Telefonica Deutschland Holding AG	7,536,015	30,770
^	Deutsche Lufthansa AG	2,537,351	30,161
	Gerresheimer AG	344,338	29,563
	Axel Springer SE	498,895	27,343
*	Dialog Semiconductor plc	792,702	25,994
	Aurubis AG	495,276	25,736
	Deutsche EuroShop AG	507,375	24,065
	Software AG	560,741	22,625
	Fraport AG Frankfurt Airport Services Worldwide	407,537	22,289
	Aareal Bank AG	661,518	21,735
	Rational AG	44,772	21,659
	Fielmann AG	276,507	21,360
	Suedzucker AG	849,477	21,257
	TAG Immobilien AG	1,457,709	20,753
*	Nordex SE	695,788	19,324
^	Drillisch AG	463,834	18,426
	Norma Group SE	348,748	18,135
	Hella KGaA Hueck & Co.	491,979	17,958
	alstria office REIT-AG	1,274,658	17,752
*	Wincor Nixdorf AG	305,392	17,009
	TUI AG-DI	1,278,422	16,755
	Krones AG	160,958	16,101
	Jungheinrich AG Preference Shares	525,106	16,017
	GRENKE AG	80,027	15,664
^	Wacker Chemie AG	166,618	15,532
	Bechtle AG	126,689	14,663
	FUCHS PETROLUB SE	374,823	14,420
*	Kloeckner & Co. SE	1,040,958	13,957
	TLG Immobilien AG	615,028	13,770
^	Leoni AG	368,216	13,623
	Salzgitter AG	431,467	13,464
	Duerr AG	152,757	13,176
^	Stroeer SE & Co. KGaA	276,123	13,127
	CTS Eventim AG & Co. KGaA	364,452	12,687
*	MorphoSys AG	283,492	12,561
	Nemetschek SE	196,035	12,341
	Talanx AG	409,744	12,324
	RHOEN-KLINIKUM AG	415,638	12,249
*	Schaeffler AG Preference Shares	820,690	11,977
	Pfeiffer Vacuum Technology AG	109,025	11,278
2	ADO Properties SA	276,311	11,242
^,*	Bilfinger SE	366,696	11,164
	CompuGroup Medical SE	252,608	10,919
*	PATRIZIA Immobilien AG	425,148	10,737
2	Deutsche Pfandbriefbank AG	1,116,846	10,718
	DMG Mori AG	210,613	10,054
	Indus Holding AG	197,670	9,801
*	zooplus AG	66,073	9,548
	Takkt AG	352,256	8,459
	Sixt SE	152,679	8,170
^,*	SGL Carbon SE	663,706	8,091
	KWS Saat SE	24,402	7,789
	Sixt SE Preference Shares	186,876	7,683
	Jenoptik AG	444,286	7,619
^,*	Heidelberger Druckmaschinen AG	2,619,599	7,537
^,*	Vossloh AG	119,440	7,379

^	Puma SE	29,301	7,303
	Carl Zeiss Meditec AG	177,586	6,632
	XING AG	31,403	6,275
	BRAAS Monier Building Group SA	254,381	6,159
^	SMA Solar Technology AG	115,792	5,835
^,*	AIXTRON SE	929,304	5,834
^	ElringKlinger AG	305,372	5,569
^	Bertrandt AG	50,788	5,554
	Draegerwerk AG & Co. KGaA Preference Shares	83,507	5,531
	Wacker Neuson SE	278,970	4,983
^	BayWa AG	148,194	4,689
	RWE AG Preference Shares	352,381	4,574
	Deutz AG	979,082	4,514
	Hamburger Hafen und Logistik AG	232,730	3,719
	DIC Asset AG	369,150	3,597
^	Gerry Weber International AG	294,050	3,583
	Deutsche Beteiligungs AG	105,924	3,355
	comdirect bank AG	322,955	3,349
	Biotest AG Preference Shares	208,886	3,185
2,*	Hapag-Lloyd AG	162,706	3,039
*	H&R AG	154,957	2,599
	Hornbach Baumarkt AG	90,357	2,567
	Draegerwerk AG & Co. KGaA	36,003	2,053
	Bauer AG	106,721	1,475
^	Biotest AG	66,067	1,224
	CropEnergies AG	202,575	1,170
			13,054,205
Greece (0.1%)
	Alpha Bank AE	15,025,852	30,306
	Hellenic Telecommunications Organization SA	2,035,918	19,997
	OPAP SA	2,315,451	18,584
	National Bank of Greece SA	61,261,773	14,097
	JUMBO SA	1,063,077	12,576
	Eurobank Ergasias SA	19,866,206	11,498
	Titan Cement Co. SA	492,256	11,283
	Piraeus Bank SA	63,102,036	10,787
	FF Group	371,810	9,178
	Motor Oil Hellas Corinth Refineries SA	601,870	7,045
	Hellenic Telecommunications Organization SA ADR	1,341,580	6,332
*	Public Power Corp. SA	1,196,850	3,796
	Mytilineos Holdings SA	835,751	3,671
	Grivalia Properties REIC AE	464,139	3,614
	Hellenic Exchanges SA	671,087	3,162
*	Hellenic Petroleum SA	732,305	3,142
	Athens Water Supply & Sewage Co. SA	429,901	2,767
	Metka Industrial - Construction SA	272,845	2,236
*	Ellaktor SA	1,416,509	2,149
	Aegean Airlines SA	265,080	2,119
*	Fourlis Holdings SA	331,242	1,301
*	GEK Terna Holding Real Estate Construction SA	591,106	1,290
	Terna Energy SA	222,687	664
*	Cyprus Popular Bank PCL	12,597,118	—
			181,594
Hong Kong (2.6%)
	AIA Group Ltd.	132,956,508	828,212
	CK Hutchison Holdings Ltd.	31,094,514	364,457

	Hong Kong Exchanges and Clearing Ltd.	13,222,617	327,368
	Sun Hung Kai Properties Ltd.	15,555,579	223,198
	Cheung Kong Property Holdings Ltd.	31,096,780	223,142
	Link REIT	24,893,320	185,981
	CLP Holdings Ltd.	17,026,786	177,451
	Hong Kong & China Gas Co. Ltd.	83,026,779	154,382
	Hang Seng Bank Ltd.	8,439,513	151,082
	Power Assets Holdings Ltd.	14,621,346	143,332
	Jardine Matheson Holdings Ltd.	2,235,362	132,947
	BOC Hong Kong Holdings Ltd.	39,721,825	130,784
	Sands China Ltd.	26,671,279	102,049
	Wharf Holdings Ltd.	13,390,106	92,539
	MTR Corp. Ltd.	15,469,853	87,614
	Hongkong Land Holdings Ltd.	12,930,547	82,966
	Galaxy Entertainment Group Ltd.	23,455,464	78,196
	Jardine Strategic Holdings Ltd.	2,472,014	75,780
	Henderson Land Development Co. Ltd.	12,441,904	74,268
	New World Development Co. Ltd.	62,052,612	72,316
	AAC Technologies Holdings Inc.	7,705,385	72,026
	Swire Pacific Ltd. Class A	5,617,329	67,317
	Cheung Kong Infrastructure Holdings Ltd.	7,045,438	62,372
	Sino Land Co. Ltd.	33,994,742	60,825
	Techtronic Industries Co. Ltd.	13,922,551	58,958
^	Bank of East Asia Ltd.	13,091,130	54,194
	China Mengniu Dairy Co. Ltd.	29,784,230	49,897
	Wheelock & Co. Ltd.	8,958,291	48,038
	Hang Lung Properties Ltd.	22,160,846	48,027
2	WH Group Ltd.	57,957,566	45,769
^	Want Want China Holdings Ltd.	70,271,410	43,151
	Samsonite International SA	14,155,211	40,311
	Yue Yuen Industrial Holdings Ltd.	9,165,610	37,244
	Swire Properties Ltd.	12,964,236	36,175
	PCCW Ltd.	45,082,671	32,846
	Li & Fung Ltd.	63,942,587	32,037
	Hysan Development Co. Ltd.	6,868,577	31,675
	Hang Lung Group Ltd.	9,539,000	30,910
	Wynn Macau Ltd.	16,198,542	26,409
	NWS Holdings Ltd.	15,802,786	25,914
*	Semiconductor Manufacturing International Corp.	283,588,911	22,991
	Hopewell Holdings Ltd.	6,368,051	21,175
	First Pacific Co. Ltd./	25,605,354	19,914
	ASM Pacific Technology Ltd.	2,658,557	19,790
	Kerry Properties Ltd.	7,161,897	19,641
	Shangri-La Asia Ltd.	18,093,177	19,467
	VTech Holdings Ltd.	1,783,685	19,402
	Minth Group Ltd.	5,940,000	19,233
^	Tingyi Cayman Islands Holding Corp.	21,141,690	18,341
	Cathay Pacific Airways Ltd.	11,229,930	18,263
^	Sun Art Retail Group Ltd.	24,565,573	17,085
^,*	Kingston Financial Group Ltd.	38,424,000	17,068
^	Prada SPA	5,587,176	16,620
*	Esprit Holdings Ltd.	20,356,051	16,344
	Xinyi Glass Holdings Ltd.	21,040,923	16,103
	Champion REIT	26,125,844	15,100
	Haitong International Securities Group Ltd.	24,486,142	14,827
	Great Eagle Holdings Ltd.	2,992,712	13,534
	SJM Holdings Ltd.	20,520,248	12,864

	Man Wah Holdings Ltd.	16,856,800	12,314
	Cafe de Coral Holdings Ltd.	3,635,310	12,232
	MGM China Holdings Ltd.	8,405,780	12,222
^	Xinyi Solar Holdings Ltd.	31,799,022	12,209
	Dah Sing Financial Holdings Ltd.	1,700,140	11,408
	Uni-President China Holdings Ltd.	14,444,678	11,090
	Television Broadcasts Ltd.	3,198,051	10,857
	Fortune REIT (Hong Kong Shares)	8,230,077	10,563
	NagaCorp Ltd.	15,380,000	10,524
^	China Goldjoy Group Ltd.	100,344,000	10,384
	L'Occitane International SA	4,895,539	10,228
	Shui On Land Ltd.	37,511,243	10,130
	Johnson Electric Holdings Ltd.	3,866,011	9,728
*	China Minsheng Financial Holding Corp. Ltd.	93,966,000	9,718
	HKBN Ltd.	8,125,362	9,716
	Luk Fook Holdings International Ltd.	3,813,000	9,695
^	Brightoil Petroleum Holdings Ltd.	31,881,464	9,397
^	Chow Tai Fook Jewellery Group Ltd.	12,089,783	9,336
	Kerry Logistics Network Ltd.	6,215,048	8,894
	FIH Mobile Ltd.	26,020,751	8,868
^	Guotai Junan International Holdings Ltd.	26,300,000	8,862
	Melco International Development Ltd.	8,612,540	8,858
^	Value Partners Group Ltd.	10,345,000	8,739
^	Truly International Holdings Ltd.	15,146,000	8,263
	Pacific Textiles Holdings Ltd.	5,566,000	7,894
	China Travel International Investment Hong Kong Ltd.	27,761,096	7,893
	Fortune REIT (Singapore Shares)	6,141,000	7,854
	Orient Overseas International Ltd.	2,208,029	7,839
	Dah Sing Banking Group Ltd.	4,166,857	7,815
	Nexteer Automotive Group Ltd.	7,837,000	7,773
*	Huabao International Holdings Ltd.	21,040,985	7,560
	SITC International Holdings Co. Ltd.	12,633,000	7,485
	Yuexiu REIT	12,227,000	7,333
^	Town Health International Medical Group Ltd.	45,374,000	7,267
^	Shougang Fushan Resources Group Ltd.	40,543,307	7,224
	SmarTone Telecommunications Holdings Ltd.	4,032,500	7,190
*	Freeman Financial Corp. Ltd.	138,903,946	7,189
	Lifestyle International Holdings Ltd.	5,054,470	7,139
	Stella International Holdings Ltd.	4,155,000	7,115
	Tongda Group Holdings Ltd.	34,730,000	7,004
	Sunlight REIT	11,343,000	6,938
^	CP Pokphand Co. Ltd.	57,252,000	6,655
	Giordano International Ltd.	12,652,000	6,645
*	Pou Sheng International Holdings Ltd.	22,756,000	6,525
	Shun Tak Holdings Ltd.	19,935,272	6,471
	United Co. RUSAL plc	18,082,565	6,436
^	Towngas China Co. Ltd.	10,481,084	6,376
^,*	KuangChi Science Ltd.	18,222,000	6,344
	K Wah International Holdings Ltd.	12,484,000	6,319
^,*	FDG Electric Vehicles Ltd.	113,910,000	6,186
2,^,* IMAX China Holding Inc.		1,180,600	6,106
^,*	Superb Summit International Group Ltd.	32,112,957	6,043
	SEA Holdings Ltd.	2,332,333	5,600
*	Global Brands Group Holding Ltd.	62,306,985	5,474
	Prosperity REIT	12,216,000	5,453
	CITIC Telecom International Holdings Ltd.	14,370,875	5,417
^	China LNG Group Ltd.	175,835,000	5,392

	Texwinca Holdings Ltd.	6,792,070	5,347
	HengTen Networks Group Ltd.	133,732,000	5,282
^,*	China Oceanwide Holdings Ltd.	52,335,095	5,272
	Hopewell Highway Infrastructure Ltd.	9,913,101	5,079
	Hutchison Telecommunications Hong Kong Holdings Ltd.	13,613,565	4,988
	Dynam Japan Holdings Co. Ltd.	3,124,800	4,931
	Chow Sang Sang Holdings International Ltd.	2,458,000	4,817
^,*	Sino Oil And Gas Holdings Ltd.	157,740,000	4,768
^	SA Sa International Holdings Ltd.	10,766,074	4,699
^	TCL Communication Technology Holdings Ltd.	5,185,000	4,677
^	China Harmony New Energy Auto Holding Ltd.	8,184,000	4,628
^	IGG Inc.	10,709,000	4,579
^,*	Pacific Basin Shipping Ltd.	40,588,000	4,560
	G-Resources Group Ltd.	258,884,559	4,549
^,*	TOM Group Ltd.	16,687,013	4,486
	Goodbaby International Holdings Ltd.	9,478,536	4,305
^,*	China Strategic Holdings Ltd.	161,750,000	4,173
	Yingde Gases Group Co. Ltd.	11,632,500	4,147
*	Convoy Financial Holdings Ltd.	130,620,000	4,055
2,^,* Regina Miracle International Holdings Ltd.		3,674,000	4,041
^,*	MMG Ltd.	16,280,000	3,914
^	Chong Hing Bank Ltd.	1,788,000	3,873
2	Nirvana Asia Ltd.	10,525,000	3,860
	Sun Hung Kai & Co. Ltd.	6,415,000	3,779
^	Gemdale Properties & Investment Corp. Ltd.	63,238,000	3,760
^,*	HC International Inc.	6,392,000	3,741
*	Canvest Environmental Protection Group Co. Ltd.	8,045,000	3,695
	Kowloon Development Co. Ltd.	3,882,734	3,605
*	Beijing Enterprises Medical & Health Group Ltd.	54,990,000	3,480
^	Spring REIT	7,486,238	3,349
	Far East Consortium International Ltd.	9,595,000	3,331
^,*	13 Holdings Ltd.	8,070,500	3,171
*	Mason Financial Holdings Ltd.	84,940,923	3,125
*	NetMind Financial Holdings Ltd.	298,736,000	3,080
	Lai Sun Development Co. Ltd.	168,860,749	3,054
	APT Satellite Holdings Ltd.	4,282,000	2,948
^,*	GCL New Energy Holdings Ltd.	65,790,459	2,893
^,*	United Photovoltaics Group Ltd.	38,362,000	2,834
	NewOcean Energy Holdings Ltd.	9,476,000	2,829
^	Emperor Capital Group Ltd.	31,464,140	2,805
	Ju Teng International Holdings Ltd.	8,508,999	2,720
2,*	China Jicheng Holdings Ltd.	87,356,088	2,702
	China Aerospace International Holdings Ltd.	20,954,000	2,654
^	China Silver Group Ltd.	10,936,000	2,587
^,*	China LotSynergy Holdings Ltd.	75,040,000	2,476
*	China Medical & HealthCare Group Ltd.	46,724,527	2,474
^,*	China Ocean Industry Group Ltd.	106,370,000	2,471
^,*	China Financial International Investments Ltd.	48,290,000	2,465
^,*	Microport Scientific Corp.	4,365,000	2,368
^	TCC International Holdings Ltd.	13,487,000	2,355
^	Technovator International Ltd.	5,452,000	2,321
^,*	Macau Legend Development Ltd.	15,951,529	2,250
	Road King Infrastructure Ltd.	2,601,000	2,147
^	Shenwan Hongyuan HK Ltd.	4,055,000	2,020
*	United Laboratories International Holdings Ltd.	5,120,500	2,008
	TPV Technology Ltd.	10,252,000	2,001
^	Lee's Pharmaceutical Holdings Ltd.	2,536,500	1,992

	Liu Chong Hing Investment Ltd.	1,592,018	1,984
*	Kong Sun Holdings Ltd.	38,850,000	1,953
*	Mei Ah Entertainment Group Ltd.	32,140,000	1,784
^,*	Summit Ascent Holdings Ltd.	8,088,052	1,703
^,*	Midland Holdings Ltd.	5,356,000	1,659
^,2	CGN New Energy Holdings Co. Ltd.	10,958,000	1,617
^	China Beidahuang Industry Group Holdings Ltd.	32,240,000	1,603
^	New Sports Group Ltd.	103,050,000	1,559
	IT Ltd.	4,712,000	1,441
	Springland International Holdings Ltd.	11,361,343	1,409
^,*	Peace Map Holding Ltd.	56,540,212	1,353
	Singamas Container Holdings Ltd.	14,082,000	1,327
^,*	Good Resources Holdings Ltd.	25,171,634	1,320
	AMVIG Holdings Ltd.	3,620,000	1,281
^,*	Suncorp Technologies Ltd.	122,830,000	1,272
	Varitronix International Ltd.	2,753,000	1,208
^,*	Anton Oilfield Services Group	12,494,000	1,187
^,*	Yanchang Petroleum International Ltd.	44,750,000	1,145
^	Parkson Retail Group Ltd.	12,515,883	1,100
^,*	SOCAM Development Ltd.	2,336,353	1,099
*	PetroAsian Energy Holdings Ltd.	47,092,000	1,093
^,*	Xinchen China Power Holdings Ltd.	7,595,000	1,090
*	New Focus Auto Tech Holdings Ltd.	15,940,518	1,029
^,*	Sincere Watch Hong Kong Ltd.	23,350,000	1,010
*	Lifestyle China Group Ltd.	5,054,470	1,010
	EVA Precision Industrial Holdings Ltd.	11,032,000	955
	Inspur International Ltd.	4,847,000	953
^	Yip's Chemical Holdings Ltd.	2,334,000	904
^,*	Haier Healthwise Holdings Ltd.	29,308,885	878
^,*	Emperor Watch & Jewellery Ltd.	29,640,000	873
*	Silver Base Group Holdings Ltd.	9,625,837	858
*	Sunshine Oilsands Ltd.	17,164,500	800
^	China Huarong Energy Co. Ltd.	13,056,066	793
*	Trinity Ltd.	10,228,000	793
	Henderson Investment Ltd.	9,646,000	784
^,*	Honghua Group Ltd.	15,349,000	746
^	Polytec Asset Holdings Ltd.	12,095,000	710
*	Auto Italia Holdings	33,901,298	692
*	Hong Kong Television Network Ltd.	3,579,000	637
	New World Department Store China Ltd.	4,642,000	594
*	Neo-Neon Holdings Ltd.	4,691,500	581
*	China Forestry Holdings Co. Ltd.	3,050,000	570
*	China Household Holdings Ltd.	37,340,000	424
*	China Innovative Finance Group Ltd.	5,082,000	420
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
^,*	Winshine Science Co. Ltd.	17,132,096	401
^,*	SPT Energy Group Inc.	6,212,000	382
*	China Healthcare Enterprise Group Ltd.	24,198,028	340
	Regal Hotels International Holdings Ltd.	675,817	331
*	Skyway Securities Group Ltd Warrants Exp. 02/11/2017	14,193,309	320
*	GT Group Holdings Ltd.	7,068,098	252
^	Hang Fat Ginseng Holdings Co. Ltd.	12,835,000	235
	Hanison Construction Holdings Ltd.	98,680	16
*	China Longevity Group Co. Ltd.	1,027,000	—
			5,669,517
Hungary (0.1%)
	OTP Bank plc	2,082,302	50,779

MOL Hungarian Oil & Gas plc	533,205	33,453
Richter Gedeon Nyrt	1,534,626	32,440
Magyar Telekom Telecommunications plc	4,581,785	7,330
		124,002
India (2.4%)
Housing Development Finance Corp. Ltd.	17,397,068	358,749
Infosys Ltd.	20,655,528	330,905
Reliance Industries Ltd.	17,519,221	265,741
Tata Consultancy Services Ltd.	5,189,725	203,306
Sun Pharmaceutical Industries Ltd.	12,210,882	151,774
HDFC Bank Ltd.	6,686,782	124,460
ITC Ltd.	31,858,888	120,522
Hindustan Unilever Ltd.	7,847,850	108,241
ICICI Bank Ltd.	26,965,335	104,630
Tata Motors Ltd.	10,801,478	81,532
Bharti Airtel Ltd.	14,111,651	76,512
Oil & Natural Gas Corp. Ltd.	22,616,861	75,145
Mahindra & Mahindra Ltd.	3,333,413	73,089
Coal India Ltd.	14,593,640	71,673
Axis Bank Ltd.	8,441,101	69,137
Kotak Mahindra Bank Ltd.	5,889,903	67,284
HCL Technologies Ltd.	5,867,568	66,069
Lupin Ltd.	2,429,921	63,332
Larsen & Toubro Ltd.	2,472,561	57,700
State Bank of India	16,184,360	55,673
Maruti Suzuki India Ltd.	752,052	53,582
Asian Paints Ltd.	3,181,043	52,996
NTPC Ltd. (Common)	21,919,454	51,902
Hero MotoCorp Ltd.	1,075,865	51,478
IndusInd Bank Ltd.	2,880,712	50,713
Indian Oil Corp. Ltd.	6,180,511	50,232
Eicher Motors Ltd.	133,404	44,836
Zee Entertainment Enterprises Ltd.	5,942,121	44,183
Wipro Ltd.	5,000,929	40,754
Indiabulls Housing Finance Ltd.	3,555,066	40,651
UltraTech Cement Ltd.	729,696	40,550
Tech Mahindra Ltd.	5,069,970	37,039
Bharti Infratel Ltd.	6,063,209	35,780
Shriram Transport Finance Co. Ltd.	1,859,529	35,585
Aurobindo Pharma Ltd.	2,966,863	35,074
Bharat Petroleum Corp. Ltd.	3,852,672	34,092
Vedanta Ltd.	13,434,040	33,310
Godrej Consumer Products Ltd.	1,382,865	32,877
JSW Steel Ltd.	1,307,967	32,804
Adani Ports & Special Economic Zone Ltd.	9,188,342	31,914
UPL Ltd.	3,338,216	31,242
Bosch Ltd.	82,839	30,946
Bajaj Auto Ltd.	764,134	30,905
Power Grid Corp. of India Ltd.	11,325,901	29,797
Yes Bank Ltd.	1,606,089	29,299
Cipla Ltd.	3,563,173	28,097
Ambuja Cements Ltd.	6,827,875	27,710
Bajaj Finance Ltd.	176,943	27,430
Nestle India Ltd.	253,415	27,223
Dabur India Ltd.	5,857,338	26,582
Dr Reddy's Laboratories Ltd.	591,564	26,046
Idea Cellular Ltd.	16,038,422	25,187

* United Spirits Ltd.	654,916	23,991
Piramal Enterprises Ltd.	937,891	22,472
Shree Cement Ltd.	91,999	22,150
Titan Co. Ltd.	3,464,520	21,839
Marico Ltd.	5,007,995	21,266
LIC Housing Finance Ltd.	2,704,310	21,028
Tata Motors Ltd. Class A	4,247,648	20,577
Glenmark Pharmaceuticals Ltd.	1,530,960	19,715
GAIL India Ltd.	3,373,349	19,276
Siemens Ltd.	940,122	18,546
Hindalco Industries Ltd.	9,143,153	18,319
Ashok Leyland Ltd.	12,668,799	18,056
Apollo Hospitals Enterprise Ltd.	866,330	17,637
Motherson Sumi Systems Ltd.	3,471,180	17,239
Bajaj Finserv Ltd.	421,362	17,186
^ Wipro Ltd. ADR	1,500,587	17,017
Hindustan Petroleum Corp. Ltd.	900,300	16,942
Divi's Laboratories Ltd.	887,640	15,905
Havells India Ltd.	2,732,240	15,892
Mahindra & Mahindra Financial Services Ltd.	3,065,745	15,164
Cadila Healthcare Ltd.	2,745,944	15,078
Pidilite Industries Ltd.	1,375,738	15,055
Cairn India Ltd.	4,992,731	14,460
Dr Reddy's Laboratories Ltd. ADR	329,150	14,367
Bharat Heavy Electricals Ltd.	6,511,911	14,244
Britannia Industries Ltd.	317,646	13,947
* Bharat Financial Inclusion Ltd.	1,023,310	13,896
Tata Steel Ltd.	2,560,436	13,618
NMDC Ltd.	8,762,421	13,154
Mindtree Ltd.	1,502,574	12,992
Reliance Infrastructure Ltd.	1,417,607	12,898
Oracle Financial Services Software Ltd.	232,809	12,795
ACC Ltd.	499,005	12,603
Max Financial Services Ltd.	1,440,984	12,499
Rural Electrification Corp. Ltd.	3,823,610	12,157
* Bank of Baroda	5,144,139	11,699
Bharat Electronics Ltd.	630,208	11,657
Power Finance Corp. Ltd.	3,557,074	11,642
Bharat Forge Ltd.	1,018,091	11,590
Page Industries Ltd.	52,954	11,374
DLF Ltd.	4,638,263	11,192
* Tata Power Co. Ltd.	10,378,900	11,176
NHPC Ltd.	29,409,911	11,134
Petronet LNG Ltd.	2,480,906	11,053
GlaxoSmithKline Pharmaceuticals Ltd.	222,052	10,987
ABB India Ltd.	561,258	10,614
GlaxoSmithKline Consumer Healthcare Ltd.	110,923	10,495
Colgate-Palmolive India Ltd.	721,352	10,078
Emami Ltd.	589,625	10,056
Rajesh Exports Ltd.	1,512,535	9,913
Cummins India Ltd.	747,753	9,752
Torrent Pharmaceuticals Ltd.	452,025	9,745
* Alkem Laboratories Ltd.	411,656	9,660
United Breweries Ltd.	760,381	9,230
* Reliance Communications Ltd.	11,719,254	9,213
Reliance Capital Ltd.	1,329,533	8,926
Berger Paints India Ltd.	2,506,740	8,917

	Castrol India Ltd.	1,341,130	8,863
	Federal Bank Ltd.	9,125,719	8,826
*	Indian Hotels Co. Ltd.	4,320,185	8,702
	Strides Shasun Ltd.	479,807	8,352
	Hindustan Zinc Ltd.	2,725,344	8,347
	Info Edge India Ltd.	674,692	8,255
	Vakrangee Ltd.	2,902,163	8,095
	CRISIL Ltd.	260,955	7,902
	Steel Authority of India Ltd.	11,081,410	7,807
	Bajaj Holdings & Investment Ltd.	286,520	7,748
	Aditya Birla Nuvo Ltd.	350,080	7,427
	Mphasis Ltd.	914,577	7,386
	Oil India Ltd.	1,318,012	7,295
*	Suzlon Energy Ltd.	26,661,975	6,980
	PI Industries Ltd.	611,456	6,924
	IDFC Bank Ltd.	8,911,632	6,889
	Kansai Nerolac Paints Ltd.	1,340,905	6,845
	Biocon Ltd.	548,055	6,795
	Sundaram Finance Ltd.	302,655	6,761
	Grasim Industries Ltd.	91,780	6,712
	Welspun India Ltd.	4,269,434	6,530
	Kajaria Ceramics Ltd.	341,154	6,479
2,*	InterGlobe Aviation Ltd.	432,866	6,397
	Apollo Tyres Ltd.	2,608,226	6,385
	CESC Ltd.	692,098	6,352
	Arvind Ltd.	1,387,810	6,321
	Amara Raja Batteries Ltd.	448,367	6,296
	Jubilant Foodworks Ltd.	343,005	6,273
*	Gujarat Pipavav Port Ltd.	2,418,384	6,253
	Dewan Housing Finance Corp. Ltd.	1,863,350	6,223
	AIA Engineering Ltd.	401,403	6,196
	Gillette India Ltd.	85,256	6,044
	Ajanta Pharma Ltd.	225,092	6,000
*	Natco Pharma Ltd.	622,305	5,882
	Exide Industries Ltd.	2,180,301	5,845
	L&T Finance Holdings Ltd.	4,532,543	5,832
	Cyient Ltd.	783,860	5,807
*	Voltas Ltd.	1,098,818	5,748
	Blue Dart Express Ltd.	65,419	5,727
	Sun TV Network Ltd.	833,341	5,596
	Supreme Industries Ltd.	398,070	5,568
*	Wockhardt Ltd.	368,276	5,567
	NCC Ltd.	4,540,866	5,549
*	Crompton Greaves Ltd.	4,709,887	5,536
	MRF Ltd.	10,867	5,505
	JSW Energy Ltd.	4,435,077	5,477
	Bayer CropScience Ltd.	91,104	5,460
	Muthoot Finance Ltd.	1,090,154	5,394
	TVS Motor Co. Ltd.	1,221,209	5,346
	Ramco Cements Ltd.	627,868	5,165
*	Sun Pharma Advanced Research Co. Ltd.	965,535	5,164
*	GMR Infrastructure Ltd.	24,019,816	5,146
*	Jindal Steel & Power Ltd.	4,053,993	5,087
	Reliance Power Ltd.	6,255,074	5,081
*	Punjab National Bank	2,735,935	5,066
	IRB Infrastructure Developers Ltd.	1,553,288	5,022
*	Tata Global Beverages Ltd.	2,353,940	5,008

Tata Communications Ltd.	759,695	5,008
IDBI Bank Ltd.	4,776,143	5,003
Godrej Industries Ltd.	777,854	5,002
eClerx Services Ltd.	210,977	4,917
Edelweiss Financial Services Ltd.	3,382,587	4,797
* IDFC Ltd.	5,774,703	4,729
Alembic Pharmaceuticals Ltd.	498,825	4,673
Balkrishna Industries Ltd.	427,437	4,653
WABCO India Ltd.	48,474	4,610
Infosys Ltd. ADR	273,400	4,492
* Dish TV India Ltd.	2,886,275	4,449
* Canara Bank	1,173,853	4,405
* Indiabulls Real Estate Ltd.	3,182,067	4,384
* Housing Development & Infrastructure Ltd.	2,872,496	4,375
Persistent Systems Ltd.	415,891	4,281
Repco Home Finance Ltd.	337,465	4,277
Just Dial Ltd.	505,401	4,207
Thermax Ltd.	318,907	4,190
Oberoi Realty Ltd.	948,232	4,132
Jubilant Life Sciences Ltd.	817,523	4,110
GRUH Finance Ltd.	932,221	4,101
* Whirlpool of India Ltd.	318,192	4,023
ICICI Bank Ltd. ADR	528,647	4,007
Karur Vysya Bank Ltd.	555,664	3,992
Sanofi India Ltd.	58,448	3,990
Sintex Industries Ltd.	3,468,489	3,984
KRBL Ltd.	1,043,837	3,972
Sadbhav Engineering Ltd.	928,090	3,961
Tube Investments of India Ltd.	471,978	3,889
Credit Analysis & Research Ltd.	244,658	3,877
Hexaware Technologies Ltd.	1,154,548	3,811
Abbott India Ltd.	53,246	3,707
* Adani Power Ltd.	8,853,507	3,701
* Bank of India	2,186,374	3,663
National Aluminium Co. Ltd.	5,239,781	3,655
* Ipca Laboratories Ltd.	473,109	3,650
Adani Enterprises Ltd.	2,998,373	3,617
* RattanIndia Power Ltd.	20,943,631	3,579
Prestige Estates Projects Ltd.	1,257,506	3,503
Pfizer Ltd.	116,576	3,482
Indraprastha Gas Ltd.	357,708	3,469
Jain Irrigation Systems Ltd.	3,248,508	3,449
KPIT Technologies Ltd.	1,739,873	3,423
IFCI Ltd.	7,810,207	3,399
Redington India Ltd.	2,134,662	3,282
Alstom T&D India Ltd.	634,590	3,275
* Balrampur Chini Mills Ltd.	1,639,626	3,250
Bajaj Corp. Ltd.	554,303	3,242
2 Syngene International Ltd.	518,788	3,240
Coromandel International Ltd.	842,130	3,214
Torrent Power Ltd.	1,237,319	3,138
Symphony Ltd.	86,400	3,112
2 Dr Lal PathLabs Ltd.	212,840	3,094
Union Bank of India	1,574,744	3,012
Gujarat Gas Ltd.	340,402	3,004
State Bank of India GDR	88,502	2,996
* Fortis Healthcare Ltd.	1,160,015	2,979

Century Textiles & Industries Ltd.	281,219	2,932
* Mangalore Refinery & Petrochemicals Ltd.	2,361,855	2,865
Engineers India Ltd.	827,780	2,809
Gujarat State Petronet Ltd.	1,379,183	2,740
* Central Bank of India	1,869,710	2,733
* Tata Chemicals Ltd.	383,577	2,719
Gateway Distriparks Ltd.	686,662	2,703
Gujarat Fluorochemicals Ltd.	284,577	2,688
Cox & Kings Ltd.	939,048	2,686
Srei Infrastructure Finance Ltd.	2,279,583	2,560
Great Eastern Shipping Co. Ltd.	510,557	2,559
* Bajaj Hindusthan Sugar Ltd.	8,474,609	2,550
Tata Motors Ltd. ADR	67,417	2,550
* TV18 Broadcast Ltd.	4,223,758	2,549
Indian Bank	1,057,467	2,501
* India Cements Ltd.	1,343,600	2,499
PTC India Ltd.	2,081,813	2,462
Karnataka Bank Ltd.	1,113,689	2,445
Ceat Ltd.	186,861	2,416
VA Tech Wabag Ltd.	271,034	2,352
* Mahindra CIE Automotive Ltd.	796,535	2,196
* Syndicate Bank	1,905,172	2,186
South Indian Bank Ltd.	6,788,992	2,167
* Jet Airways India Ltd.	232,291	2,146
Kaveri Seed Co. Ltd.	359,631	2,102
* Jaiprakash Associates Ltd.	11,299,772	2,045
Sobha Ltd.	404,916	2,024
* Unitech Ltd.	18,512,416	2,002
Jammu & Kashmir Bank Ltd.	1,959,380	1,972
Multi Commodity Exchange of India Ltd.	112,863	1,783
* Bharti Retail Ltd.	889,040	1,739
Welspun Corp. Ltd.	1,301,814	1,697
Oriental Bank of Commerce	925,155	1,623
* Allahabad Bank	1,398,237	1,619
* Indian Overseas Bank	3,845,149	1,581
* UCO Bank	2,311,044	1,532
Andhra Bank	1,640,375	1,479
* Marksans Pharma Ltd.	2,058,913	1,464
* Hindustan Construction Co. Ltd.	4,177,864	1,459
* Alstom India Ltd.	153,620	1,428
McLeod Russel India Ltd.	448,439	1,371
* DEN Networks Ltd.	1,046,362	1,356
* Shipping Corp. of India Ltd.	1,165,221	1,258
Jindal Saw Ltd.	1,634,154	1,250
* Videocon Industries Ltd.	780,339	1,228
* Shree Renuka Sugars Ltd.	4,414,308	1,205
* Corp Bank	1,927,126	1,201
* Vijaya Bank	1,855,040	1,148
Raymond Ltd.	154,723	1,058
* Polaris Consulting & Services Ltd.	365,089	1,038
* Reliance Defence and Engineering Ltd.	958,685	981
Chambal Fertilizers and Chemicals Ltd.	1,015,696	978
Rolta India Ltd.	936,910	951
* Amtek Auto Ltd.	1,209,979	866
Gujarat Mineral Development Corp. Ltd.	686,861	816
* Punj Lloyd Ltd.	2,352,333	732
Radico Khaitan Ltd.	494,183	669

Gujarat State Fertilizers & Chemicals Ltd.	604,857	632
Future Enterprises Ltd.	889,040	294
Vedanta Ltd. ADR	16,320	159
* Arvind Infrastructure Ltd.	93,671	123
HDFC Bank Ltd. ADR	1,680	116
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	53
Jain Irrigation Systems Ltd. DVR	32,150	22
* Chennai Super Kings Cricket Ltd.	951,110	—
		5,205,114
Indonesia (0.6%)
Telekomunikasi Indonesia Persero Tbk PT	556,387,600	181,110
Bank Central Asia Tbk PT	135,370,000	149,606
Astra International Tbk PT	222,090,300	131,502
Bank Rakyat Indonesia Persero Tbk PT	118,923,000	105,042
Bank Mandiri Persero Tbk PT	102,759,824	79,772
Unilever Indonesia Tbk PT	12,632,600	43,510
Bank Negara Indonesia Persero Tbk PT	82,559,495	33,850
Indofood Sukses Makmur Tbk PT	48,759,700	31,098
Perusahaan Gas Negara Persero Tbk	118,241,500	29,797
Kalbe Farma Tbk PT	212,187,910	27,215
Gudang Garam Tbk PT	5,087,500	26,271
Charoen Pokphand Indonesia Tbk PT	81,963,758	23,541
Semen Indonesia Persero Tbk PT	32,402,300	23,286
United Tractors Tbk PT	16,957,488	20,438
Indocement Tunggal Prakarsa Tbk PT	14,568,200	19,051
Lippo Karawaci Tbk PT	212,208,800	18,408
Indofood CBP Sukses Makmur Tbk PT	25,972,600	17,104
Summarecon Agung Tbk PT	119,168,300	15,492
Surya Citra Media Tbk PT	63,465,300	15,375
Bumi Serpong Damai Tbk PT	84,523,200	13,538
Pakuwon Jati Tbk PT	258,734,534	12,902
Ciputra Development Tbk PT	118,124,215	12,704
* XL Axiata Tbk PT	40,671,678	11,534
Adaro Energy Tbk PT	138,417,335	11,052
Waskita Karya Persero Tbk PT	44,528,967	9,439
Tower Bersama Infrastructure Tbk PT	21,179,500	9,231
Bank Danamon Indonesia Tbk PT	34,072,709	9,115
Jasa Marga Persero Tbk PT	22,271,600	9,079
AKR Corporindo Tbk PT	17,569,000	9,076
Media Nusantara Citra Tbk PT	54,480,812	8,984
Tambang Batubara Bukit Asam Persero Tbk PT	8,881,200	6,712
Bank Tabungan Negara Persero Tbk PT	41,109,797	6,216
* Aneka Tambang Persero Tbk PT	96,508,127	5,873
Global Mediacom Tbk PT	73,108,218	5,765
Ace Hardware Indonesia Tbk PT	74,972,000	5,559
* Alam Sutera Realty Tbk PT	134,942,900	5,427
Wijaya Karya Persero Tbk PT	22,862,900	5,218
* Astra Agro Lestari Tbk PT	4,481,133	4,971
* Vale Indonesia Tbk PT	22,756,698	4,467
Indo Tambangraya Megah Tbk PT	4,148,700	3,997
Matahari Putra Prima Tbk PT	28,202,400	3,747
Link Net Tbk PT	10,782,300	3,602
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,770,400	3,312
* Panin Financial Tbk PT	173,576,400	2,817
Ramayana Lestari Sentosa Tbk PT	30,214,100	2,807
* Mitra Adiperkasa Tbk PT	7,694,200	2,794
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,884,600	2,711

* Lippo Cikarang Tbk PT	4,715,600	2,707
Intiland Development Tbk PT	55,080,300	2,442
* Gajah Tunggal Tbk PT	19,499,800	2,409
* Siloam International Hospitals Tbk PT	3,083,700	2,304
* Eagle High Plantations Tbk PT	128,077,500	2,294
Surya Semesta Internusa Tbk PT	40,525,900	2,173
* Sigmagold Inti Perkasa Tbk PT	64,941,800	1,993
* Medco Energi Internasional Tbk PT	15,304,800	1,981
Timah Persero Tbk PT	30,864,387	1,974
* Agung Podomoro Land Tbk PT	83,763,100	1,895
BISI International Tbk PT	13,619,600	1,833
Wijaya Karya Beton Tbk PT	23,111,505	1,769
* Krakatau Steel Persero Tbk PT	37,795,000	1,705
Holcim Indonesia Tbk PT	16,413,500	1,387
* Energi Mega Persada Tbk PT	319,400,384	1,219
Bekasi Fajar Industrial Estate Tbk PT	42,592,500	1,122
* Bakrie and Brothers Tbk PT	274,678,500	1,049
Salim Ivomas Pratama Tbk PT	29,382,000	1,038
Sampoerna Agro PT	5,107,200	776
* Berlian Laju Tanker Tbk PT	25,926,000	388
* Bakrie Telecom Tbk PT	94,762,000	362
* Darma Henwa Tbk PT	22,394,000	85
		1,219,022
Ireland (0.2%)
Kerry Group plc Class A	1,609,280	137,698
* Bank of Ireland	303,031,184	62,655
Smurfit Kappa Group plc	2,511,288	58,973
Kingspan Group plc	1,949,736	44,731
Ryanair Holdings plc ADR	626,555	44,341
Glanbia plc	1,931,667	37,197
C&C Group plc	3,562,249	14,355
Green REIT plc	7,360,360	12,080
Hibernia REIT plc	7,337,049	11,162
Irish Continental Group plc	1,768,578	9,331
* Ryanair Holdings plc	695,654	9,255
Origin Enterprises plc	1,339,545	8,088
* Permanent TSB Group Holdings plc	1,183,540	2,824
* Irish Bank Resolution Corp. Ltd.	698,992	—
		452,690
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	10,879,210	595,447
Bank Hapoalim BM	11,046,512	56,311
* Bank Leumi Le-Israel BM	14,209,892	51,203
Bezeq The Israeli Telecommunication Corp. Ltd.	22,345,793	44,349
Nice Ltd.	593,230	40,762
Elbit Systems Ltd.	265,593	26,804
Azrieli Group Ltd.	477,260	21,002
Frutarom Industries Ltd.	404,891	20,315
* Israel Discount Bank Ltd. Class A	11,735,756	20,249
Israel Chemicals Ltd.	4,857,298	19,563
Teva Pharmaceutical Industries Ltd. ADR	316,826	16,950
Mizrahi Tefahot Bank Ltd.	1,289,406	15,663
* Tower Semiconductor Ltd.	886,715	12,085
Delek Group Ltd.	52,688	10,978
Gazit-Globe Ltd.	1,037,107	10,249
Paz Oil Co. Ltd.	52,672	8,584

Alony Hetz Properties & Investments Ltd.	989,267	8,553
* Airport City Ltd.	656,286	7,013
Melisron Ltd.	147,166	6,289
First International Bank Of Israel Ltd.	472,086	5,955
Strauss Group Ltd.	351,035	5,655
Reit 1 Ltd.	1,745,976	5,606
* Mazor Robotics Ltd.	482,516	5,303
Amot Investments Ltd.	1,150,299	4,825
* Partner Communications Co. Ltd.	972,359	4,651
Israel Corp. Ltd.	25,937	4,415
Harel Insurance Investments & Financial Services Ltd.	1,182,195	4,350
* Oil Refineries Ltd.	11,117,719	4,007
* Jerusalem Oil Exploration	87,312	3,848
Shikun & Binui Ltd.	2,176,056	3,842
* Nova Measuring Instruments Ltd.	305,352	3,463
* Compugen Ltd.	507,025	3,442
* Cellcom Israel Ltd. (Registered)	468,154	3,376
* Delek Energy Systems Ltd.	6,278	3,343
B Communications Ltd.	119,903	2,974
IDI Insurance Co. Ltd.	60,997	2,959
Delta-Galil Industries Ltd.	95,849	2,907
Delek Automotive Systems Ltd.	301,467	2,615
* Jerusalem Economy Ltd.	1,338,272	2,593
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	59,112	2,298
Shufersal Ltd.	651,435	2,286
* Clal Insurance Enterprises Holdings Ltd.	212,302	2,284
* Menora Mivtachim Holdings Ltd.	270,512	2,179
Africa Israel Properties Ltd.	129,332	2,091
Norstar Holdings Inc.	114,719	2,051
* Kenon Holdings Ltd.	171,920	2,021
Electra Ltd.	14,480	1,990
* Silicom Ltd.	53,002	1,922
* Phoenix Holdings Ltd.	756,459	1,842
* Naphtha Israel Petroleum Corp. Ltd.	296,410	1,828
* Evogene Ltd.	253,856	1,758
* Gilat Satellite Networks Ltd.	352,449	1,600
* Allot Communications Ltd.	305,402	1,494
* Migdal Insurance & Financial Holding Ltd.	2,150,309	1,308
* Ceragon Networks Ltd.	574,741	1,296
* AudioCodes Ltd.	272,128	1,142
* Kamada Ltd.	229,494	919
Property & Building Corp. Ltd.	11,550	888
* Cellcom Israel Ltd.	96,644	697
* Africa Israel Investments Ltd.	1,404,537	439
		1,106,831
Italy (1.5%)
Eni SPA	27,192,969	417,143
Enel SPA	84,091,873	387,040
Intesa Sanpaolo SPA (Registered)	132,993,175	293,472
Assicurazioni Generali SPA	13,936,753	183,595
Snam SPA	26,988,199	156,224
^ UniCredit SPA	55,987,275	137,353
Atlantia SPA	5,265,885	131,733
Luxottica Group SPA	1,971,629	95,849
* Telecom Italia SPA (Registered)	102,095,001	87,239
Terna Rete Elettrica Nazionale SPA	15,765,432	85,880
CNH Industrial NV	10,151,551	72,497

	Ferrari NV	1,463,075	66,234
	Tenaris SA	4,934,817	66,165
	Fiat Chrysler Automobiles NV	9,636,869	62,169
	Prysmian SPA	2,264,014	53,017
*	Leonardo-Finmeccanica SPA	4,217,790	48,183
	Telecom Italia SPA (Bearer)	66,586,290	46,421
	EXOR SPA	1,140,749	44,513
	Mediobanca SPA	6,157,680	43,171
	Recordati SPA	1,128,619	36,630
2	Poste Italiane SPA	5,040,280	35,120
	Davide Campari-Milano SPA	3,140,050	32,445
	Unione di Banche Italiane SPA	9,607,885	29,517
*	Saipem SPA	62,874,669	27,549
	Banco Popolare SC	9,050,055	25,525
	Moncler SPA	1,447,120	25,397
	Mediaset SPA	8,299,104	25,150
*	Italcementi SPA	2,115,955	25,056
	A2A SPA	16,863,119	23,955
^	Banca Popolare di Milano Scarl	48,455,748	23,551
	Banca Popolare dell'Emilia Romagna SC	5,269,496	21,679
	Intesa Sanpaolo SPA	10,347,357	21,615
	Banca Mediolanum SPA	2,824,679	20,728
	Hera SPA	7,263,338	20,596
	UnipolSai SPA	11,726,862	19,675
	Brembo SPA	334,817	19,581
*	Yoox Net-A-Porter Group SPA	690,496	19,354
	FinecoBank Banca Fineco SPA	3,002,314	17,863
	Cerved Information Solutions SPA	2,087,310	17,518
	Azimut Holding SPA	1,057,694	16,656
	DiaSorin SPA	258,920	16,304
^	Buzzi Unicem SPA	792,152	15,899
	De' Longhi SPA	622,929	15,573
	Unipol Gruppo Finanziario SPA	5,501,623	15,277
	Interpump Group SPA	939,005	15,211
2	Infrastrutture Wireless Italiane SPA	2,661,950	13,321
	Banca Popolare di Sondrio SCARL	4,896,356	13,248
	Banca Generali SPA	639,454	13,238
	Societa Cattolica di Assicurazioni SCRL	1,870,378	13,185
^	Salvatore Ferragamo SPA	519,903	12,256
	Autogrill SPA	1,387,739	12,081
2	Anima Holding SPA	2,395,332	12,024
	Ansaldo STS SPA	973,636	11,410
*	Ei Towers SPA	187,612	10,121
	Industria Macchine Automatiche SPA	157,500	9,295
^,*	Banca Monte dei Paschi di Siena SPA	25,990,547	8,990
^	Parmalat SPA	3,402,129	8,948
	Iren SPA	5,352,495	8,797
	Amplifon SPA	842,679	8,410
^	Tod's SPA	142,003	8,339
2	OVS SPA	1,380,422	8,120
	Beni Stabili SpA SIIQ	12,206,405	7,994
	ACEA SPA	553,984	7,712
	MARR SPA	345,626	7,267
	Societa Iniziative Autostradali e Servizi SPA	759,236	6,910
	Reply SPA	47,618	6,813
	Danieli & C Officine Meccaniche SPA RSP	454,392	6,734
^	Saras SPA	3,686,590	6,358

	Salini Impregilo SPA	2,066,925	6,262
	ERG SPA	538,600	6,248
	Italmobiliare SPA RSP	173,821	5,932
^	Brunello Cucinelli SPA	313,363	5,849
	Credito Emiliano SPA	883,834	5,610
	Credito Valtellinese SC	12,206,556	5,421
	Banca IFIS SPA	215,985	4,937
	Buzzi Unicem-RSP	444,609	4,884
2	RAI Way SPA	999,691	4,657
^,*	Rizzoli Corriere Della Sera Mediagroup SPA	4,697,065	4,286
	CIR-Compagnie Industriali Riunite SPA	3,729,193	4,283
	ASTM SPA	365,556	4,083
	Datalogic SPA	221,071	3,988
	Tenaris SA ADR	139,938	3,739
^	Piaggio & C SPA	1,803,446	3,308
	Immobiliare Grande Distribuzione SIIQ SPA	3,780,755	3,301
^	Italmobiliare SPA	69,983	3,023
^	Danieli & C Officine Meccaniche SPA	143,257	2,826
^,*	Safilo Group SPA	352,013	2,798
^,*	Banca Carige SPA	7,413,753	2,783
	Geox SPA	894,676	2,575
	Cementir Holding SPA	574,114	2,503
^	Astaldi SPA	525,298	2,300
^,*	Fincantieri SPA	5,012,443	2,189
	Zignago Vetro SPA	297,963	1,866
^	Esprinet SPA	294,991	1,843
	Cofide SPA	3,856,866	1,648
^,*	Juventus Football Club SPA	4,599,921	1,500
^,*	Gruppo Editoriale L'Espresso SPA	1,725,223	1,475
*	Arnoldo Mondadori Editore SPA	1,192,987	1,343
	DeA Capital SPA	930,679	1,072
^,*	TREVI - Finanziaria Industriale SPA	800,928	1,051
	Falck Renewables SPA	1,114,321	932
*	Gemina SPA CVR	2,837,088	41
			3,393,449
Japan (17.4%)
	Toyota Motor Corp.	30,946,281	1,734,070
	Mitsubishi UFJ Financial Group Inc.	151,888,050	767,874
	KDDI Corp.	20,739,398	636,432
	SoftBank Group Corp.	10,002,833	550,600
	Honda Motor Co. Ltd.	19,797,090	536,260
	Japan Tobacco Inc.	13,244,064	516,515
	Sony Corp.	13,868,537	455,261
	Sumitomo Mitsui Financial Group Inc.	14,348,125	454,826
	Mizuho Financial Group Inc.	276,355,486	443,365
	NTT DOCOMO Inc.	14,495,731	393,767
	Astellas Pharma Inc.	23,482,355	391,257
	East Japan Railway Co.	4,190,300	384,375
	Takeda Pharmaceutical Co. Ltd.	8,544,071	380,709
	Central Japan Railway Co.	1,998,114	371,396
	FANUC Corp.	2,160,689	361,285
	Seven & i Holdings Co. Ltd.	8,611,309	357,568
	Keyence Corp.	503,264	354,989
	Canon Inc.	11,574,927	328,491
	Shin-Etsu Chemical Co. Ltd.	4,551,521	310,592
	Tokio Marine Holdings Inc.	7,753,331	300,110
	Kao Corp.	5,538,255	298,253

Nissan Motor Co. Ltd.	27,785,288	269,197
Fuji Heavy Industries Ltd.	6,909,242	263,966
Mitsubishi Corp.	15,222,499	261,898
Mitsubishi Estate Co. Ltd.	13,974,490	259,892
Daikin Industries Ltd.	2,942,569	255,189
Murata Manufacturing Co. Ltd.	2,089,792	255,167
Mitsubishi Electric Corp.	21,794,584	254,091
Nintendo Co. Ltd.	1,192,565	247,538
Bridgestone Corp.	7,086,653	245,418
Nidec Corp.	2,677,850	242,991
Hitachi Ltd.	51,213,803	234,002
Mitsui Fudosan Co. Ltd.	10,461,720	226,451
Panasonic Corp.	23,496,155	225,955
Otsuka Holdings Co. Ltd.	4,661,821	221,623
Mitsui & Co. Ltd.	18,793,602	220,183
Denso Corp.	5,555,607	215,111
ORIX Corp.	14,482,449	203,240
Komatsu Ltd.	10,410,213	202,289
Daiwa House Industry Co. Ltd.	7,136,663	200,118
Nippon Telegraph & Telephone Corp.	3,945,724	187,500
Fast Retailing Co. Ltd.	561,894	181,327
Ono Pharmaceutical Co. Ltd.	5,030,680	180,943
ITOCHU Corp.	15,901,119	180,285
Kubota Corp.	12,425,599	180,011
Daiichi Sankyo Co. Ltd.	7,464,342	177,998
Eisai Co. Ltd.	2,937,957	171,787
Shionogi & Co. Ltd.	3,274,123	169,822
Nomura Holdings Inc.	37,656,870	169,499
SMC Corp.	645,999	168,916
Nippon Steel & Sumitomo Metal Corp.	8,791,313	165,273
MS&AD Insurance Group Holdings Inc.	5,690,485	163,953
Kyocera Corp.	3,448,953	163,397
Secom Co. Ltd.	2,142,049	161,362
Dai-ichi Life Insurance Co. Ltd.	12,475,570	161,191
FUJIFILM Holdings Corp.	4,449,661	159,647
Kirin Holdings Co. Ltd.	9,281,364	159,289
MEIJI Holdings Co. Ltd.	1,509,090	157,332
Hoya Corp.	4,359,877	154,692
Toray Industries Inc.	16,790,436	152,959
Mitsubishi Heavy Industries Ltd.	35,334,679	150,208
Terumo Corp.	3,483,906	149,441
Tokyo Electron Ltd.	1,721,430	147,896
Ajinomoto Co. Inc.	5,702,618	145,570
Asahi Group Holdings Ltd.	4,195,216	142,416
Suzuki Motor Corp.	4,532,833	138,815
Sumitomo Mitsui Trust Holdings Inc.	41,756,393	138,766
Daito Trust Construction Co. Ltd.	817,395	137,257
Shimano Inc.	869,407	135,967
Oriental Land Co. Ltd.	2,139,383	135,304
Sompo Japan Nipponkoa Holdings Inc.	4,144,130	133,853
Sumitomo Corp.	12,432,624	130,408
West Japan Railway Co.	2,032,656	125,734
Sumitomo Realty & Development Co. Ltd.	4,784,531	123,796
Olympus Corp.	3,553,211	122,614
Shiseido Co. Ltd.	4,335,093	121,455
Dentsu Inc.	2,455,848	117,327
Sumitomo Electric Industries Ltd.	8,449,252	116,404

Chubu Electric Power Co. Inc.	7,838,060	115,154
Nitto Denko Corp.	1,702,591	114,109
Asahi Kasei Corp.	14,723,330	111,287
Recruit Holdings Co. Ltd.	2,901,686	110,223
Aeon Co. Ltd.	7,669,285	110,201
Sysmex Corp.	1,583,918	109,721
Tokyo Gas Co. Ltd.	25,604,268	108,995
* Toshiba Corp.	42,102,759	108,878
Taisei Corp.	12,008,645	107,997
Sekisui House Ltd.	6,481,387	107,988
Daiwa Securities Group Inc.	18,716,282	105,043
Rakuten Inc.	9,273,975	104,950
Hankyu Hanshin Holdings Inc.	2,787,233	103,694
Tokyu Corp.	12,586,959	103,445
Nitori Holdings Co. Ltd.	817,257	101,644
JX Holdings Inc.	26,673,806	101,064
Aisin Seiki Co. Ltd.	2,143,456	97,949
Yamato Holdings Co. Ltd.	3,929,167	96,688
Resona Holdings Inc.	24,072,351	96,020
Makita Corp.	1,353,037	95,194
Mazda Motor Corp.	6,273,165	91,745
Chugai Pharmaceutical Co. Ltd.	2,411,331	90,115
Unicharm Corp.	4,308,310	88,586
Osaka Gas Co. Ltd.	21,790,196	87,942
Kintetsu Group Holdings Co. Ltd.	19,987,581	86,348
Marubeni Corp.	18,392,084	85,506
Japan Exchange Group Inc.	6,063,620	85,456
Obayashi Corp.	7,509,664	82,131
Fujitsu Ltd.	19,730,441	81,911
TDK Corp.	1,321,071	81,056
Toyota Industries Corp.	1,800,292	80,807
Inpex Corp.	10,164,004	80,802
Odakyu Electric Railway Co. Ltd.	6,763,055	80,068
NEC Corp.	28,830,112	78,731
Mitsubishi Chemical Holdings Corp.	14,520,072	78,430
Isuzu Motors Ltd.	6,000,693	77,680
Dai Nippon Printing Co. Ltd.	6,806,011	75,986
* Kansai Electric Power Co. Inc.	8,116,377	75,519
Sumitomo Chemical Co. Ltd.	16,742,691	74,103
JFE Holdings Inc.	5,672,852	73,934
Santen Pharmaceutical Co. Ltd.	4,403,885	73,231
Omron Corp.	2,176,185	72,168
NGK Insulators Ltd.	2,999,283	71,605
T&D Holdings Inc.	6,975,736	71,139
NTT Data Corp.	1,395,770	69,263
Kikkoman Corp.	1,944,075	69,029
Kajima Corp.	9,304,058	68,774
TOTO Ltd.	1,577,276	67,593
Tohoku Electric Power Co. Inc.	5,260,769	67,586
* Tokyo Electric Power Co. Holdings Inc.	17,183,280	67,397
Ricoh Co. Ltd.	7,496,849	66,213
Japan Post Holdings Co. Ltd.	4,998,569	66,016
M3 Inc.	1,997,591	63,921
Shimizu Corp.	6,255,154	63,756
Yahoo Japan Corp.	14,425,846	63,594
Sumitomo Metal Mining Co. Ltd.	5,235,630	62,932
Koito Manufacturing Co. Ltd.	1,261,151	62,272

Suntory Beverage & Food Ltd.	1,398,556	60,807
Asahi Glass Co. Ltd.	10,569,685	60,720
Tobu Railway Co. Ltd.	11,156,470	60,155
Sekisui Chemical Co. Ltd.	4,087,605	59,449
Keio Corp.	6,321,421	58,818
Ryohin Keikaku Co. Ltd.	263,823	58,572
Bandai Namco Holdings Inc.	2,156,461	57,160
* Concordia Financial Group Ltd.	13,341,161	56,708
Nagoya Railroad Co. Ltd.	10,014,179	56,256
Lawson Inc.	728,332	56,080
Japan Post Bank Co. Ltd.	4,567,323	55,732
Keikyu Corp.	5,471,061	55,428
Toyota Tsusho Corp.	2,500,262	55,201
Taisho Pharmaceutical Holdings Co. Ltd.	502,559	55,028
Nikon Corp.	3,892,455	55,003
Seiko Epson Corp.	3,110,166	54,722
MISUMI Group Inc.	2,967,057	54,496
Nippon Paint Holdings Co. Ltd.	1,986,499	54,269
Yakult Honsha Co. Ltd.	1,130,373	53,983
LIXIL Group Corp.	2,889,088	53,734
NH Foods Ltd.	2,166,604	52,688
Yamaha Motor Co. Ltd.	3,083,337	51,912
Yamaha Corp.	1,842,910	50,857
Toppan Printing Co. Ltd.	5,756,803	50,775
Nissan Chemical Industries Ltd.	1,585,227	50,644
Don Quijote Holdings Co. Ltd.	1,289,298	50,601
Kyowa Hakko Kirin Co. Ltd.	2,838,880	49,600
Kuraray Co. Ltd.	3,895,059	49,125
Nisshin Seifun Group Inc.	2,918,510	48,177
Kyushu Electric Power Co. Inc.	5,109,864	47,875
Aozora Bank Ltd.	12,843,512	47,128
Kawasaki Heavy Industries Ltd.	15,988,164	47,035
Mitsubishi Tanabe Pharma Corp.	2,488,085	46,446
Alps Electric Co. Ltd.	2,077,302	46,268
Trend Micro Inc.	1,271,754	46,177
Kansai Paint Co. Ltd.	2,200,023	46,072
IHI Corp.	16,456,941	45,791
Nissin Foods Holdings Co. Ltd.	802,894	45,581
Electric Power Development Co. Ltd.	1,981,521	45,540
Seibu Holdings Inc.	2,580,942	45,260
Hisamitsu Pharmaceutical Co. Inc.	800,296	45,250
Tsuruha Holdings Inc.	394,375	44,846
Toyo Suisan Kaisha Ltd.	1,004,848	44,628
Toho Gas Co. Ltd.	5,025,793	44,229
Hirose Electric Co. Ltd.	356,848	44,140
Shizuoka Bank Ltd.	5,935,494	44,046
Suruga Bank Ltd.	1,917,136	43,713
Alfresa Holdings Corp.	1,981,945	43,450
Hamamatsu Photonics KK	1,478,967	43,420
Amada Holdings Co. Ltd.	3,969,594	43,261
NSK Ltd.	5,142,963	43,260
Obic Co. Ltd.	740,687	43,117
Shimadzu Corp.	2,964,991	42,912
Mitsui Chemicals Inc.	10,088,929	42,674
Nippon Express Co. Ltd.	8,437,137	42,561
Chugoku Electric Power Co. Inc.	3,362,266	42,223
Rohm Co. Ltd.	985,552	41,936

Yamada Denki Co. Ltd.	7,933,596	41,834
Lion Corp.	2,741,730	41,578
USS Co. Ltd.	2,439,240	41,374
Hulic Co. Ltd.	3,949,144	40,964
Oji Holdings Corp.	9,769,483	40,742
Keisei Electric Railway Co. Ltd.	3,102,789	40,676
Konami Holdings Corp.	1,046,924	40,591
Stanley Electric Co. Ltd.	1,670,417	40,496
Rinnai Corp.	412,556	40,397
Konica Minolta Inc.	4,995,262	40,145
Yaskawa Electric Corp.	2,934,149	39,988
Isetan Mitsukoshi Holdings Ltd.	4,024,913	39,549
Hoshizaki Corp.	436,473	39,497
Keihan Holdings Co. Ltd.	5,415,266	38,938
Nomura Research Institute Ltd.	1,097,087	38,695
Daicel Corp.	3,450,126	38,691
Yamazaki Baking Co. Ltd.	1,406,126	38,630
Park24 Co. Ltd.	1,138,372	38,555
Kewpie Corp.	1,246,087	38,369
Taiheiyo Cement Corp.	13,287,811	37,976
Toho Co. Ltd. (Tokyo Shares 9602)	1,289,712	37,522
ANA Holdings Inc.	12,938,558	36,934
Teijin Ltd.	9,807,628	36,888
Sohgo Security Services Co. Ltd.	746,087	36,844
Calbee Inc.	830,818	36,275
Tosoh Corp.	7,136,488	36,209
Mitsubishi Materials Corp.	13,776,925	36,205
Asics Corp.	1,957,693	35,926
Marui Group Co. Ltd.	2,489,232	35,899
Casio Computer Co. Ltd.	2,506,539	35,680
Shimamura Co. Ltd.	242,794	35,422
JGC Corp.	2,406,161	35,225
Yokogawa Electric Corp.	2,717,704	35,134
NGK Spark Plug Co. Ltd.	2,149,027	35,071
Chiba Bank Ltd.	7,335,052	35,061
JTEKT Corp.	2,495,904	34,863
Iida Group Holdings Co. Ltd.	1,750,513	34,656
Toyo Seikan Group Holdings Ltd.	1,778,578	34,651
Nabtesco Corp.	1,280,374	34,441
Ezaki Glico Co. Ltd.	575,031	34,423
Tokyu Fudosan Holdings Corp.	5,750,112	34,024
Sojitz Corp.	13,862,340	33,400
Nankai Electric Railway Co. Ltd.	5,972,931	33,071
Sumitomo Dainippon Pharma Co. Ltd.	1,767,579	33,039
FamilyMart Co. Ltd.	557,462	32,827
Sundrug Co. Ltd.	378,255	32,812
Haseko Corp.	3,109,728	32,680
Kobayashi Pharmaceutical Co. Ltd.	687,958	32,469
Mitsubishi Motors Corp.	6,852,999	31,945
Nippon Yusen KK	17,861,969	31,611
J Front Retailing Co. Ltd.	2,737,881	31,593
Kakaku.com Inc.	1,521,638	31,569
Fukuoka Financial Group Inc.	8,126,848	31,050
Disco Corp.	301,757	30,925
Hino Motors Ltd.	2,960,505	30,917
Nippon Shinyaku Co. Ltd.	562,166	30,815
Hakuhodo DY Holdings Inc.	2,635,746	30,762

CyberAgent Inc.	529,951	29,925
TonenGeneral Sekiyu KK	3,300,009	29,813
Kose Corp.	323,478	29,789
Pigeon Corp.	1,183,797	29,612
DeNA Co. Ltd.	1,157,961	29,607
Sumitomo Heavy Industries Ltd.	6,218,872	29,505
Suzuken Co. Ltd.	924,001	29,470
Brother Industries Ltd.	2,591,375	29,449
Joyo Bank Ltd.	7,490,508	29,270
Credit Saison Co. Ltd.	1,756,555	29,251
Otsuka Corp.	561,853	28,784
Miraca Holdings Inc.	624,756	28,776
Minebea Co. Ltd.	3,627,182	28,765
JSR Corp.	2,100,641	28,693
Air Water Inc.	1,681,337	28,588
MediPal Holdings Corp.	1,742,948	28,522
Kobe Steel Ltd.	32,728,389	28,323
Sawai Pharmaceutical Co. Ltd.	355,193	28,185
Tokyo Tatemono Co. Ltd.	2,260,523	28,147
Sumitomo Rubber Industries Ltd.	1,983,849	28,001
Shinsei Bank Ltd.	18,629,951	27,948
Fuji Electric Co. Ltd.	6,326,898	27,925
Kurita Water Industries Ltd.	1,252,461	27,761
Square Enix Holdings Co. Ltd.	883,241	27,533
AEON Financial Service Co. Ltd.	1,189,088	27,381
Ebara Corp.	5,016,864	27,284
Bank of Kyoto Ltd.	4,032,899	27,148
^ Japan Airport Terminal Co. Ltd.	614,780	27,082
Kaneka Corp.	3,592,845	27,058
Sotetsu Holdings Inc.	4,922,648	26,868
Mabuchi Motor Co. Ltd.	583,107	26,405
Mitsui OSK Lines Ltd.	12,330,476	26,261
Nifco Inc.	467,470	26,254
Daifuku Co. Ltd.	1,243,200	26,122
Kaken Pharmaceutical Co. Ltd.	394,189	26,066
SCREEN Holdings Co. Ltd.	2,190,665	25,950
Temp Holdings Co. Ltd.	1,589,531	25,797
Advantest Corp.	1,938,575	25,712
Maruichi Steel Tube Ltd.	680,073	25,125
THK Co. Ltd.	1,268,689	25,066
Miura Co. Ltd.	1,091,200	25,000
Asahi Intecc Co. Ltd.	543,300	24,980
Takashimaya Co. Ltd.	3,283,411	24,876
Seven Bank Ltd.	7,263,066	24,812
Start Today Co. Ltd.	520,257	24,793
Yamaguchi Financial Group Inc.	2,488,719	24,578
Hokuriku Electric Power Co.	2,067,817	24,528
Hitachi High-Technologies Corp.	713,982	24,291
Mitsubishi Gas Chemical Co. Inc.	4,257,549	24,256
Hitachi Metals Ltd.	2,177,250	24,206
Sega Sammy Holdings Inc.	2,205,774	24,154
Nichirei Corp.	2,529,478	24,137
Sony Financial Holdings Inc.	1,924,134	24,104
Hitachi Chemical Co. Ltd.	1,151,489	24,018
NOK Corp.	1,252,821	23,822
Kyushu Financial Group Inc.	4,299,169	23,752
Azbil Corp.	785,699	23,714

Hiroshima Bank Ltd.	6,520,017	23,611
SBI Holdings Inc.	2,169,150	23,490
TIS Inc.	909,200	23,475
^ Ito En Ltd.	625,540	23,081
Nihon Kohden Corp.	831,439	23,023
Sanwa Holdings Corp.	2,213,467	23,014
Nomura Real Estate Holdings Inc.	1,329,975	22,937
^ Kagome Co. Ltd.	840,067	22,844
Nippon Shokubai Co. Ltd.	361,409	22,731
Oracle Corp. Japan	368,867	22,440
^ Kawasaki Kisen Kaisha Ltd.	9,078,784	22,285
Zenkoku Hosho Co. Ltd.	558,071	22,072
Nexon Co. Ltd.	1,479,672	21,936
Nishi-Nippon Railroad Co. Ltd.	4,190,346	21,846
Idemitsu Kosan Co. Ltd.	1,105,839	21,651
Chugoku Bank Ltd.	1,917,865	21,604
Nihon M&A Center Inc.	351,600	21,554
Hachijuni Bank Ltd.	4,580,520	21,429
Tsumura & Co.	755,107	21,310
Hikari Tsushin Inc.	256,497	21,306
DIC Corp.	901,312	21,267
Mitsubishi Logistics Corp.	1,520,680	21,173
Denka Co. Ltd.	4,866,439	21,104
Kamigumi Co. Ltd.	2,324,542	20,919
Nippon Electric Glass Co. Ltd.	4,606,017	20,910
Sumitomo Forestry Co. Ltd.	1,471,809	20,730
Japan Airlines Co. Ltd.	671,255	20,694
Sankyo Co. Ltd.	567,325	20,656
Ube Industries Ltd.	11,798,449	20,570
COMSYS Holdings Corp.	1,224,140	20,361
* Acom Co. Ltd.	4,293,302	20,310
Pola Orbis Holdings Inc.	205,646	20,243
Megmilk Snow Brand Co. Ltd.	579,400	20,066
Sugi Holdings Co. Ltd.	400,489	20,065
Cosmos Pharmaceutical Corp.	95,093	19,956
Horiba Ltd.	426,000	19,934
SCSK Corp.	474,408	19,790
House Foods Group Inc.	806,923	19,766
Sumitomo Osaka Cement Co. Ltd.	4,119,656	19,661
Iyo Bank Ltd.	3,042,949	19,612
Gunma Bank Ltd.	4,862,554	19,605
Aoyama Trading Co. Ltd.	531,591	19,576
Nippon Kayaku Co. Ltd.	1,890,861	19,558
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,840,311	19,476
Sapporo Holdings Ltd.	693,501	19,445
Leopalace21 Corp.	2,703,900	19,375
UNY Group Holdings Co. Ltd.	2,380,770	19,274
Penta-Ocean Construction Co. Ltd.	3,163,700	19,236
Coca-Cola West Co. Ltd.	695,234	19,210
Nippon Paper Industries Co. Ltd.	1,053,973	19,177
Matsumotokiyoshi Holdings Co. Ltd.	433,967	19,136
Izumi Co. Ltd.	439,807	19,076
Showa Shell Sekiyu KK	2,121,495	19,027
Hitachi Construction Machinery Co. Ltd.	1,163,644	18,925
Ain Holdings Inc.	273,700	18,846
* Itoham Yonekyu Holdings Inc.	1,824,409	18,782
^ MonotaRO Co. Ltd.	643,100	18,696

	Hokuhoku Financial Group Inc.	14,458,619	18,556
	Benesse Holdings Inc.	767,197	18,534
	Welcia Holdings Co. Ltd.	279,460	18,439
	Toyobo Co. Ltd.	9,716,632	18,345
	Rohto Pharmaceutical Co. Ltd.	1,062,709	18,345
	Furukawa Electric Co. Ltd.	6,883,010	17,972
	Shikoku Electric Power Co. Inc.	1,712,593	17,887
	Toyoda Gosei Co. Ltd.	821,878	17,854
	Citizen Holdings Co. Ltd.	3,314,648	17,755
	ABC-Mart Inc.	276,586	17,700
	GS Yuasa Corp.	4,321,092	17,680
	Relo Group Inc.	112,900	17,617
	Century Tokyo Leasing Corp.	507,726	17,592
	Aeon Mall Co. Ltd.	1,302,940	17,505
	Glory Ltd.	628,788	17,449
	Fujikura Ltd.	3,090,141	17,407
	Takara Holdings Inc.	1,949,787	17,343
	Japan Steel Works Ltd.	3,862,394	17,278
	Pilot Corp.	396,600	17,274
	Kinden Corp.	1,425,095	17,201
	Seino Holdings Co. Ltd.	1,635,904	16,660
	K's Holdings Corp.	901,210	16,658
	Resorttrust Inc.	733,612	16,602
	Ulvac Inc.	535,800	16,601
	Nipro Corp.	1,332,691	16,539
	Zensho Holdings Co. Ltd.	1,026,500	16,466
	Morinaga Milk Industry Co. Ltd.	2,204,000	16,361
	Ushio Inc.	1,315,265	16,244
	NHK Spring Co. Ltd.	1,841,555	16,094
	Coca-Cola East Japan Co. Ltd.	820,415	15,832
^	Japan Post Insurance Co. Ltd.	730,686	15,737
	Hokkaido Electric Power Co. Inc.	1,980,225	15,708
	Toyota Boshoku Corp.	680,532	15,561
	Daido Steel Co. Ltd.	3,819,242	15,500
	77 Bank Ltd.	4,041,035	15,482
	Nishi-Nippon City Bank Ltd.	7,982,223	15,452
	Yokohama Rubber Co. Ltd.	1,149,633	15,440
	Sankyu Inc.	2,711,000	15,374
	NTN Corp.	4,757,767	15,297
	Rengo Co. Ltd.	2,320,986	15,237
	Taiyo Nippon Sanso Corp.	1,580,993	15,218
	Wacoal Holdings Corp.	1,382,771	15,115
^,*	LINE Corp.	393,068	15,062
	Sumco Corp.	2,014,840	14,965
	Nisshinbo Holdings Inc.	1,602,829	14,917
	ADEKA Corp.	1,114,400	14,753
	Awa Bank Ltd.	2,398,955	14,680
	Morinaga & Co. Ltd.	2,219,000	14,636
	Bic Camera Inc.	1,643,157	14,579
	Showa Denko KK	1,417,768	14,450
	Ibiden Co. Ltd.	1,129,507	14,419
	Fujitsu General Ltd.	611,000	14,304
	Nagase & Co. Ltd.	1,223,669	14,241
	Shochiku Co. Ltd.	1,228,498	14,065
	Kyudenko Corp.	399,000	14,026
	Nishimatsu Construction Co. Ltd.	2,829,000	14,026
	Toagosei Co. Ltd.	1,399,400	14,018

	Ship Healthcare Holdings Inc.	463,300	14,013
	Skylark Co. Ltd.	1,050,800	13,998
	Aica Kogyo Co. Ltd.	579,100	13,987
	NOF Corp.	1,606,000	13,853
^,*	Sharp Corp.	15,509,892	13,852
	Sangetsu Co. Ltd.	706,500	13,732
	Daishi Bank Ltd.	3,613,553	13,725
	Kokuyo Co. Ltd.	928,600	13,649
^	OSG Corp.	809,300	13,482
	Dowa Holdings Co. Ltd.	2,504,249	13,201
	Zeon Corp.	1,598,499	13,191
	Nikkon Holdings Co. Ltd.	659,900	13,174
	Kumagai Gumi Co. Ltd.	3,956,000	13,168
	Calsonic Kansei Corp.	1,711,414	13,166
	Kyowa Exeo Corp.	1,011,800	13,163
	San-In Godo Bank Ltd.	1,712,214	13,154
	FP Corp.	251,538	13,133
	Shiga Bank Ltd.	2,757,607	13,128
	Iwatani Corp.	2,256,000	13,106
	Nippon Light Metal Holdings Co. Ltd.	5,763,200	13,083
	Tokyo Ohka Kogyo Co. Ltd.	435,500	12,905
	Toda Corp.	2,573,353	12,899
	Nihon Parkerizing Co. Ltd.	1,071,100	12,892
	H2O Retailing Corp.	977,528	12,838
^	SHO-BOND Holdings Co. Ltd.	254,700	12,836
	TS Tech Co. Ltd.	563,622	12,833
	TechnoPro Holdings Inc.	374,600	12,804
	Nippon Suisan Kaisha Ltd.	2,572,700	12,771
	Nisshin Steel Co. Ltd.	1,028,301	12,750
	Arcs Co. Ltd.	492,200	12,722
	Yamato Kogyo Co. Ltd.	450,213	12,712
	Toho Holdings Co. Ltd.	564,400	12,665
	Hazama Ando Corp.	2,045,200	12,605
	NTT Urban Development Corp.	1,181,569	12,593
	OKUMA Corp.	1,650,475	12,555
	Oki Electric Industry Co. Ltd.	9,232,000	12,550
	Maeda Corp.	1,381,000	12,544
	Senshu Ikeda Holdings Inc.	2,871,070	12,469
	Tsubakimoto Chain Co.	1,829,000	12,426
	Itochu Techno-Solutions Corp.	514,497	12,354
	Amano Corp.	754,200	12,201
	Maeda Road Construction Co. Ltd.	639,386	12,105
	Tadano Ltd.	1,252,872	12,088
	Chiyoda Corp.	1,721,788	12,076
	Shimachu Co. Ltd.	535,322	12,021
	Tokai Tokyo Financial Holdings Inc.	2,588,765	11,997
	Okumura Corp.	2,032,000	11,996
	Ogaki Kyoritsu Bank Ltd.	3,623,000	11,923
	Heiwa Corp.	578,740	11,890
	Mitsui Engineering & Shipbuilding Co. Ltd.	8,154,549	11,860
^	Sanrio Co. Ltd.	664,715	11,795
	Mitsubishi Pencil Co. Ltd.	240,400	11,721
	Autobacs Seven Co. Ltd.	806,646	11,688
	Lintec Corp.	550,453	11,653
	Kenedix Inc.	2,868,600	11,551
^	Colowide Co. Ltd.	619,400	11,547
*	Tokuyama Corp.	3,729,000	11,502

	DMG Mori Co. Ltd.	1,103,912	11,462
	Mitsui Mining & Smelting Co. Ltd.	6,005,025	11,397
	Valor Holdings Co. Ltd.	410,300	11,234
	Topcon Corp.	1,171,758	11,208
^	Japan Aviation Electronics Industry Ltd.	759,492	11,171
	Kandenko Co. Ltd.	1,139,289	11,166
	Juroku Bank Ltd.	3,910,842	11,151
	Toyo Tire & Rubber Co. Ltd.	1,100,600	11,022
	Mochida Pharmaceutical Co. Ltd.	143,992	10,979
	KYORIN Holdings Inc.	513,211	10,978
	Keiyo Bank Ltd.	2,566,633	10,940
	Capcom Co. Ltd.	536,216	10,936
	Hokuetsu Kishu Paper Co. Ltd.	1,543,300	10,913
	Yaoko Co. Ltd.	233,000	10,873
	Taiyo Yuden Co. Ltd.	1,217,679	10,831
	Fuji Oil	493,700	10,828
	Hanwa Co. Ltd.	2,022,000	10,817
	Nanto Bank Ltd.	2,740,805	10,750
	Trusco Nakayama Corp.	213,600	10,690
^	GMO Payment Gateway Inc.	185,500	10,645
	Tokai Rika Co. Ltd.	559,408	10,618
	Ariake Japan Co. Ltd.	192,600	10,609
	Fuji Kyuko Co. Ltd.	751,000	10,596
	Nihon Unisys Ltd.	768,600	10,477
	Okasan Securities Group Inc.	2,073,716	10,430
	Nichi-iko Pharmaceutical Co. Ltd.	483,600	10,412
	Kiyo Bank Ltd.	714,100	10,390
	Nippon Gas Co. Ltd.	436,900	10,376
	Ryosan Co. Ltd.	333,700	10,287
	Nippo Corp.	559,116	10,278
	Topre Corp.	449,400	10,258
^	Fukuyama Transporting Co. Ltd.	1,775,072	10,087
	San-A Co. Ltd.	201,000	10,037
	Inaba Denki Sangyo Co. Ltd.	277,100	10,035
^	HIS Co. Ltd.	376,229	10,021
	Matsui Securities Co. Ltd.	1,140,148	9,989
	Nichias Corp.	1,235,000	9,983
	Yoshinoya Holdings Co. Ltd.	703,100	9,982
	Maruha Nichiro Corp.	391,800	9,936
	Tokyo Seimitsu Co. Ltd.	421,800	9,911
	North Pacific Bank Ltd.	3,020,283	9,860
	Hyakujushi Bank Ltd.	2,947,042	9,849
	Fuyo General Lease Co. Ltd.	216,100	9,807
	Takara Standard Co. Ltd.	1,017,000	9,776
^	Kyoritsu Maintenance Co. Ltd.	133,380	9,758
^,*	Aiful Corp.	3,246,539	9,718
	Hokkoku Bank Ltd.	3,090,601	9,712
	Takasago Thermal Engineering Co. Ltd.	738,100	9,703
	Fuji Machine Manufacturing Co. Ltd.	943,100	9,654
	Meitec Corp.	289,800	9,646
	Totetsu Kogyo Co. Ltd.	302,900	9,582
	Adastria Co. Ltd.	307,060	9,565
	Hitachi Transport System Ltd.	490,464	9,561
	Central Glass Co. Ltd.	2,213,000	9,545
	Onward Holdings Co. Ltd.	1,381,951	9,530
	Toyo Ink SC Holdings Co. Ltd.	2,165,000	9,369
^,*	euglena Co. Ltd.	688,100	9,303

Koei Tecmo Holdings Co. Ltd.	532,020	9,273
Ai Holdings Corp.	377,700	9,261
Accordia Golf Co. Ltd.	790,100	9,211
Fuji Seal International Inc.	231,800	9,123
Anritsu Corp.	1,561,213	9,074
Tokyu Construction Co. Ltd.	867,090	9,074
GMO Internet Inc.	699,000	9,051
Kusuri No Aoki Co. Ltd.	175,500	9,049
Hyakugo Bank Ltd.	2,351,415	9,042
Mandom Corp.	204,900	9,036
Hitachi Zosen Corp.	1,782,600	9,029
Toho Bank Ltd.	2,405,000	9,016
Duskin Co. Ltd.	494,800	8,995
Tokyo Dome Corp.	1,003,000	8,972
Okamura Corp.	865,900	8,942
Jafco Co. Ltd.	341,030	8,933
Canon Marketing Japan Inc.	517,758	8,898
Daikyonishikawa Corp.	616,500	8,748
Musashino Bank Ltd.	348,420	8,721
^ Daio Paper Corp.	769,700	8,661
Taikisha Ltd.	321,300	8,654
Okamoto Industries Inc.	833,000	8,575
Yodogawa Steel Works Ltd.	329,400	8,568
DCM Holdings Co. Ltd.	1,001,400	8,560
Sakata Seed Corp.	347,600	8,558
Nissin Electric Co. Ltd.	497,300	8,551
Hitachi Capital Corp.	466,504	8,519
Hitachi Kokusai Electric Inc.	531,000	8,488
Paramount Bed Holdings Co. Ltd.	223,400	8,483
^ GungHo Online Entertainment Inc.	3,742,900	8,443
United Arrows Ltd.	302,700	8,437
Saibu Gas Co. Ltd.	3,358,000	8,384
Fujitec Co. Ltd.	864,700	8,309
Sumitomo Bakelite Co. Ltd.	1,723,000	8,269
Transcosmos Inc.	288,900	8,267
Nippon Seiki Co. Ltd.	497,000	8,235
Asatsu-DK Inc.	349,800	8,167
Hogy Medical Co. Ltd.	126,800	8,148
Kissei Pharmaceutical Co. Ltd.	354,011	8,063
^ Tomy Co. Ltd.	895,500	8,061
^ ASKUL Corp.	233,200	8,023
Nippon Flour Mills Co. Ltd.	1,094,000	7,982
Kameda Seika Co. Ltd.	143,951	7,932
Daiseki Co. Ltd.	436,300	7,882
Cosmo Energy Holdings Co. Ltd.	709,403	7,813
Nissan Shatai Co. Ltd.	782,602	7,810
Sumitomo Mitsui Construction Co. Ltd.	8,554,300	7,781
* Orient Corp.	4,145,270	7,750
Meidensha Corp.	2,265,000	7,750
MOS Food Services Inc.	263,400	7,712
Exedy Corp.	324,757	7,669
^ Zojirushi Corp.	465,200	7,627
FCC Co. Ltd.	389,200	7,572
Takara Leben Co. Ltd.	966,300	7,554
Nippon Densetsu Kogyo Co. Ltd.	376,300	7,525
ZERIA Pharmaceutical Co. Ltd.	475,800	7,519
Bank of Iwate Ltd.	176,200	7,518

* Nippon Sheet Glass Co. Ltd.	10,268,413	7,516
Tokyo TY Financial Group Inc.	287,024	7,502
^ COLOPL Inc.	499,815	7,471
Nishimatsuya Chain Co. Ltd.	522,900	7,457
Kuroda Electric Co. Ltd.	403,600	7,389
Kanematsu Corp.	4,513,000	7,384
Bank of Okinawa Ltd.	235,380	7,384
^ Nissha Printing Co. Ltd.	372,832	7,380
Tokyo Steel Manufacturing Co. Ltd.	1,044,400	7,377
KYB Corp.	2,075,228	7,374
Noritz Corp.	374,800	7,332
Gurunavi Inc.	277,600	7,318
cocokara fine Inc.	205,700	7,284
Siix Corp.	197,600	7,276
Keihin Corp.	461,700	7,231
Japan Petroleum Exploration Co. Ltd.	345,727	7,217
Joyful Honda Co. Ltd.	287,132	7,207
^ EDION Corp.	863,100	7,204
^ TOKAI Holdings Corp.	1,096,600	7,165
^ COOKPAD Inc.	509,800	7,146
Komeri Co. Ltd.	317,152	7,138
Unizo Holdings Co. Ltd.	200,000	7,136
Yamagata Bank Ltd.	1,669,000	7,101
^ Jin Co. Ltd.	170,700	7,082
HI-LEX Corp.	266,600	7,073
Futaba Corp.	381,900	7,072
Senko Co. Ltd.	1,127,500	7,064
Mirait Holdings Corp.	661,600	7,046
Kureha Corp.	1,692,000	7,041
Takuma Co. Ltd.	812,000	7,040
Toshiba Plant Systems & Services Corp.	397,000	7,012
Toridoll.corp	240,200	7,005
Kadokawa Dwango Corp.	517,448	6,974
Okinawa Electric Power Co. Inc.	345,975	6,967
Token Corp.	82,950	6,935
J Trust Co. Ltd.	916,400	6,919
^ Japan Display Inc.	3,848,203	6,908
Ryobi Ltd.	1,455,000	6,897
Nippon Soda Co. Ltd.	1,571,000	6,892
Toei Co. Ltd.	763,000	6,884
Yamanashi Chuo Bank Ltd.	1,656,000	6,883
Fujicco Co. Ltd.	238,700	6,873
Earth Chemical Co. Ltd.	144,800	6,865
Nippon Signal Company Ltd.	719,300	6,862
NSD Co. Ltd.	413,120	6,839
PALTAC Corp.	343,400	6,770
Nachi-Fujikoshi Corp.	2,078,000	6,764
NS Solutions Corp.	357,996	6,759
Seikagaku Corp.	413,700	6,735
^ Wacom Co. Ltd.	1,639,400	6,673
PanaHome Corp.	845,632	6,667
Aomori Bank Ltd.	2,119,000	6,662
Nitto Boseki Co. Ltd.	1,829,000	6,629
Unipres Corp.	406,600	6,623
^ Bank of Nagoya Ltd.	1,923,000	6,590
Dip Corp.	219,000	6,589
Starts Corp. Inc.	328,185	6,572

^ Yonex Co. Ltd.	103,500	6,527
UACJ Corp.	2,648,006	6,513
Showa Sangyo Co. Ltd.	1,353,000	6,485
^ Financial Products Group Co. Ltd.	645,700	6,452
Sumitomo Warehouse Co. Ltd.	1,226,000	6,437
Nagaileben Co. Ltd.	271,000	6,430
Aichi Steel Corp.	1,283,000	6,403
SKY Perfect JSAT Holdings Inc.	1,451,633	6,398
IBJ Leasing Co. Ltd.	352,300	6,397
^ Atom Corp.	949,547	6,389
Fancl Corp.	381,500	6,388
Fukui Bank Ltd.	2,424,000	6,375
Daibiru Corp.	660,000	6,358
Heiwado Co. Ltd.	328,300	6,351
Milbon Co. Ltd.	147,292	6,348
Kotobuki Spirits Co. Ltd.	208,900	6,328
Shima Seiki Manufacturing Ltd.	321,300	6,317
Internet Initiative Japan Inc.	299,000	6,309
Nomura Co. Ltd.	420,700	6,298
Taiyo Holdings Co. Ltd.	185,700	6,295
Nichiha Corp.	325,100	6,291
Sanyo Special Steel Co. Ltd.	1,176,000	6,277
Chiyoda Co. Ltd.	264,900	6,258
Aeon Delight Co. Ltd.	205,800	6,257
United Super Markets Holdings Inc.	646,760	6,242
Jaccs Co. Ltd.	1,345,000	6,231
Saizeriya Co. Ltd.	278,900	6,223
TPR Co. Ltd.	292,200	6,196
Furukawa Co. Ltd.	3,797,000	6,169
Life Corp.	209,300	6,147
Raito Kogyo Co. Ltd.	517,400	6,068
^ Ichibanya Co. Ltd.	181,400	6,064
Akita Bank Ltd.	1,866,000	6,047
Kohnan Shoji Co. Ltd.	295,000	6,044
Nissin Kogyo Co. Ltd.	406,800	6,026
TSI Holdings Co. Ltd.	1,040,900	6,007
NET One Systems Co. Ltd.	885,400	5,995
Komori Corp.	536,400	5,992
Create SD Holdings Co. Ltd.	245,800	5,992
Yamazen Corp.	696,500	5,982
Chudenko Corp.	279,800	5,968
^ Ci:z Holdings Co. Ltd.	242,500	5,967
Kanamoto Co. Ltd.	286,100	5,964
TOC Co. Ltd.	704,700	5,961
Hitachi Maxell Ltd.	355,900	5,946
TOMONY Holdings Inc.	1,585,700	5,944
Sakata INX Corp.	463,900	5,904
Morita Holdings Corp.	430,400	5,902
Doutor Nichires Holdings Co. Ltd.	307,100	5,901
Kato Sangyo Co. Ltd.	244,200	5,891
Shinmaywa Industries Ltd.	887,000	5,880
Kitz Corp.	1,097,200	5,876
^ Next Co. Ltd.	607,900	5,857
Tokai Carbon Co. Ltd.	2,260,000	5,824
SMS Co. Ltd.	245,600	5,800
Nisshin Oillio Group Ltd.	1,226,000	5,799
Ashikaga Holdings Co. Ltd.	1,716,600	5,724

Asahi Holdings Inc.	334,800	5,707
Descente Ltd.	511,200	5,694
Marudai Food Co. Ltd.	1,184,000	5,675
As One Corp.	136,800	5,645
Eizo Corp.	205,900	5,615
Makino Milling Machine Co. Ltd.	998,000	5,604
Open House Co. Ltd.	196,900	5,591
Sato Holdings Corp.	243,900	5,589
Fuji Soft Inc.	223,200	5,533
Kura Corp.	104,800	5,528
Daikyo Inc.	3,149,421	5,521
Kintetsu World Express Inc.	396,400	5,508
Sanki Engineering Co. Ltd.	632,100	5,488
Daihen Corp.	1,069,000	5,486
BML Inc.	114,400	5,481
Tokyo Broadcasting System Holdings Inc.	384,818	5,452
Obara Group Inc.	131,900	5,431
Create Restaurants Holdings Inc.	524,430	5,413
Kanto Denka Kogyo Co. Ltd.	500,000	5,402
Kisoji Co. Ltd.	235,700	5,399
Royal Holdings Co. Ltd.	288,100	5,392
kabu.com Securities Co. Ltd.	1,617,800	5,387
Aichi Bank Ltd.	106,800	5,373
CKD Corp.	578,100	5,371
Goldwin Inc.	102,100	5,371
Nippon Steel & Sumikin Bussan Corp.	1,565,480	5,357
Heiwa Real Estate Co. Ltd.	407,100	5,348
Max Co. Ltd.	417,000	5,334
Oiles Corp.	298,280	5,322
* Pioneer Corp.	2,924,000	5,316
Prima Meat Packers Ltd.	1,670,000	5,314
Towa Pharmaceutical Co. Ltd.	97,200	5,294
VT Holdings Co. Ltd.	995,900	5,266
Foster Electric Co. Ltd.	274,000	5,258
Gunze Ltd.	1,828,000	5,254
Toyo Engineering Corp.	1,630,000	5,248
Tachi-S Co. Ltd.	304,600	5,235
Gree Inc.	1,036,127	5,233
^ Benefit One Inc.	169,000	5,232
Mizuno Corp.	999,000	5,225
Aida Engineering Ltd.	624,400	5,199
Iseki & Co. Ltd.	2,386,000	5,195
Oita Bank Ltd.	1,600,000	5,172
Doshisha Co. Ltd.	247,100	5,169
Nitta Corp.	207,600	5,165
Chofu Seisakusho Co. Ltd.	203,700	5,157
Monex Group Inc.	2,095,700	5,154
JCR Pharmaceuticals Co. Ltd.	166,000	5,146
Noevir Holdings Co. Ltd.	168,600	5,140
Sanyo Chemical Industries Ltd.	585,000	5,080
Marusan Securities Co. Ltd.	613,400	5,078
Takeuchi Manufacturing Co. Ltd.	380,700	5,053
Sekisui Jushi Corp.	309,600	5,049
Seiren Co. Ltd.	518,300	5,044
Daiho Corp.	913,000	5,039
NEC Networks & System Integration Corp.	273,100	5,017
Axial Retailing Inc.	150,371	5,009

	Nichicon Corp.	675,400	4,990
	Seiko Holdings Corp.	1,523,000	4,990
	Dydo Drinco Inc.	95,600	4,989
^	Elecom Co. Ltd.	216,500	4,988
^	Tekken Corp.	1,347,000	4,948
	AOKI Holdings Inc.	440,800	4,928
	Inabata & Co. Ltd.	492,600	4,918
	Takasago International Corp.	201,600	4,881
	Nikkiso Co. Ltd.	696,800	4,878
^	Mani Inc.	239,000	4,859
	Shizuoka Gas Co. Ltd.	640,800	4,820
	Toho Zinc Co. Ltd.	1,429,000	4,815
^,*	Outsourcing Inc.	128,300	4,814
	Hiday Hidaka Corp.	193,276	4,804
	Daiwabo Holdings Co. Ltd.	2,059,000	4,804
^	Pacific Industrial Co. Ltd.	425,900	4,789
	Japan Wool Textile Co. Ltd.	682,500	4,769
	Musashi Seimitsu Industry Co. Ltd.	231,500	4,759
	EPS Holdings Inc.	347,800	4,740
	St. Marc Holdings Co. Ltd.	157,400	4,736
	Star Micronics Co. Ltd.	402,200	4,730
	TKC Corp.	166,900	4,725
	Hokuetsu Bank Ltd.	2,266,000	4,694
	Bunka Shutter Co. Ltd.	573,000	4,693
	Alpine Electronics Inc.	433,200	4,680
	Toppan Forms Co. Ltd.	423,509	4,673
	Plenus Co. Ltd.	262,000	4,669
	Bando Chemical Industries Ltd.	943,000	4,663
	Yokohama Reito Co. Ltd.	451,200	4,659
	Geo Holdings Corp.	322,000	4,651
	Shikoku Bank Ltd.	2,131,000	4,640
	Round One Corp.	686,300	4,640
	Miyazaki Bank Ltd.	1,597,000	4,628
^	Sanken Electric Co. Ltd.	1,309,000	4,607
	Ohsho Food Service Corp.	120,500	4,604
	Relia Inc.	475,800	4,558
	Tochigi Bank Ltd.	1,100,000	4,514
	Trancom Co. Ltd.	69,900	4,502
	Kyoei Steel Ltd.	231,800	4,499
	Kinugawa Rubber Industrial Co. Ltd.	590,000	4,468
*	Toshiba TEC Corp.	1,286,748	4,448
	Mitsuba Corp.	375,200	4,434
	Sankyo Tateyama Inc.	289,300	4,401
	Fukushima Industries Corp.	128,800	4,395
	Bank of the Ryukyus Ltd.	398,700	4,377
	Asahi Diamond Industrial Co. Ltd.	567,400	4,371
	Sanyo Electric Railway Co. Ltd.	893,093	4,371
^,*	Mitsumi Electric Co. Ltd.	871,400	4,358
	Zenrin Co. Ltd.	238,400	4,338
^,*	Pacific Metals Co. Ltd.	1,602,000	4,336
	Eighteenth Bank Ltd.	1,552,000	4,330
	Anicom Holdings Inc.	161,300	4,316
	Piolax Inc.	85,100	4,311
	Topy Industries Ltd.	1,934,000	4,289
	ASKA Pharmaceutical Co. Ltd.	226,500	4,277
	Dexerials Corp.	528,500	4,268
	Toyo Construction Co. Ltd.	833,000	4,266

Shinko Electric Industries Co. Ltd.	777,989	4,258
Iino Kaiun Kaisha Ltd.	1,167,400	4,221
Fuji Co. Ltd.	193,000	4,219
Mitsuboshi Belting Ltd.	498,000	4,196
DTS Corp.	212,200	4,187
Chugoku Marine Paints Ltd.	619,000	4,178
Mitsubishi Shokuhin Co. Ltd.	150,900	4,176
Daido Metal Co. Ltd.	371,600	4,174
^ Ringer Hut Co. Ltd.	181,600	4,173
Hokuto Corp.	224,600	4,170
T Hasegawa Co. Ltd.	230,000	4,160
Itochu Enex Co. Ltd.	485,000	4,158
Tsukui Corp.	262,800	4,150
Kurabo Industries Ltd.	2,208,000	4,140
Menicon Co. Ltd.	134,100	4,138
Riso Kagaku Corp.	285,700	4,116
OBIC Business Consultants Co. Ltd.	82,600	4,115
Sintokogio Ltd.	518,500	4,083
Tokai Corp.	119,800	4,077
^ Modec Inc.	261,200	4,073
Takamatsu Construction Group Co. Ltd.	167,600	4,047
Shibuya Corp.	223,500	4,043
Avex Group Holdings Inc.	344,000	4,034
^ F@N Communications Inc.	495,600	4,020
^ S Foods Inc.	149,200	4,012
Nishio Rent All Co. Ltd.	165,600	4,010
Japan Securities Finance Co. Ltd.	991,500	4,010
Belc Co. Ltd.	98,300	4,005
Shikoku Chemicals Corp.	439,000	4,003
Mitsui Sugar Co. Ltd.	802,000	3,997
^ Hosiden Corp.	652,800	3,994
Nitto Kogyo Corp.	289,400	3,963
Hibiya Engineering Ltd.	243,800	3,961
Japan Pulp & Paper Co. Ltd.	1,108,000	3,948
Toshiba Machine Co. Ltd.	1,173,000	3,943
^ Ehime Bank Ltd.	1,631,000	3,927
Sodick Co. Ltd.	499,800	3,910
San-Ai Oil Co. Ltd.	582,200	3,909
T-Gaia Corp.	254,900	3,903
Eiken Chemical Co. Ltd.	166,400	3,878
Osaka Soda Co. Ltd.	901,000	3,860
Tv Tokyo Holdings Corp.	181,100	3,852
Yondoshi Holdings Inc.	188,700	3,849
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	837,000	3,840
Hitachi Koki Co. Ltd.	569,400	3,818
TV Asahi Holdings Corp.	232,470	3,814
Tsukishima Kikai Co. Ltd.	364,700	3,795
Minato Bank Ltd.	2,217,000	3,789
* Unitika Ltd.	6,269,000	3,786
Sumitomo Real Estate Sales Co. Ltd.	176,988	3,784
Ricoh Leasing Co. Ltd.	147,100	3,773
Sumitomo Riko Co. Ltd.	421,700	3,770
Yokogawa Bridge Holdings Corp.	331,600	3,744
Xebio Holdings Co. Ltd.	259,500	3,738
Bank of Saga Ltd.	1,477,000	3,736
Riken Vitamin Co. Ltd.	79,400	3,733
Pressance Corp.	83,800	3,726

Yellow Hat Ltd.	162,100	3,714
Fujibo Holdings Inc.	1,254,000	3,710
Eagle Industry Co. Ltd.	293,900	3,706
Konishi Co. Ltd.	281,600	3,689
Nohmi Bosai Ltd.	245,800	3,688
^ Tokyotokeiba Co. Ltd.	1,629,000	3,686
Taihei Dengyo Kaisha Ltd.	360,000	3,683
Sogo Medical Co. Ltd.	96,000	3,673
Tosho Co. Ltd.	83,400	3,670
Konoike Transport Co. Ltd.	315,900	3,655
Belluna Co. Ltd.	563,700	3,642
Yuasa Trading Co. Ltd.	165,800	3,641
JVC Kenwood Corp.	1,579,900	3,635
^ METAWATER Co. Ltd.	116,400	3,629
^ Vital KSK Holdings Inc.	382,200	3,603
Macnica Fuji Electronics Holdings Inc.	371,737	3,602
Sanden Holdings Corp.	1,252,000	3,592
Ihara Chemical Industry Co. Ltd.	339,200	3,573
Maruwa Co. Ltd.	93,543	3,526
^ Nippon Ceramic Co. Ltd.	177,400	3,518
Fujimi Inc.	208,800	3,508
Katakura Industries Co. Ltd.	294,200	3,493
Fukuda Corp.	314,000	3,484
Nihon Trim Co. Ltd.	50,500	3,412
Osaki Electric Co. Ltd.	422,000	3,396
Fujimori Kogyo Co. Ltd.	158,900	3,391
Optex Co. Ltd.	146,100	3,378
Showa Corp.	582,800	3,371
Okabe Co. Ltd.	431,700	3,354
Press Kogyo Co. Ltd.	910,200	3,352
Wakita & Co. Ltd.	494,200	3,329
Tokushu Tokai Paper Co. Ltd.	934,000	3,328
Enplas Corp.	118,500	3,325
Pack Corp.	120,500	3,323
Key Coffee Inc.	172,700	3,319
Yorozu Corp.	212,600	3,312
Joshin Denki Co. Ltd.	394,000	3,309
G-Tekt Corp.	215,500	3,289
Rock Field Co. Ltd.	223,700	3,283
Noritake Co. Ltd.	1,413,000	3,281
Toa Corp. (Tokyo Shares 1885)	1,899,000	3,279
^ Fujita Kanko Inc.	891,000	3,275
Stella Chemifa Corp.	91,000	3,270
Inageya Co. Ltd.	238,277	3,269
^ NichiiGakkan Co. Ltd.	460,700	3,250
Kyokuto Kaihatsu Kogyo Co. Ltd.	314,000	3,231
Shindengen Electric Manufacturing Co. Ltd.	860,000	3,227
Ines Corp.	302,900	3,220
J-Oil Mills Inc.	948,000	3,204
Jeol Ltd.	789,000	3,162
Daisan Bank Ltd.	1,820,000	3,161
Namura Shipbuilding Co. Ltd.	558,008	3,151
Mitsui-Soko Holdings Co. Ltd.	1,190,000	3,142
Nippon Synthetic Chemical Industry Co. Ltd.	503,000	3,128
Tocalo Co. Ltd.	158,200	3,127
Matsuya Co. Ltd.	410,100	3,111
Nippon Television Holdings Inc.	185,229	3,107

*	Kintetsu Department Store Co. Ltd.	915,000	3,094
	Nagatanien Holdings Co. Ltd.	247,000	3,084
	Towa Bank Ltd.	3,479,000	3,069
	Riken Corp.	887,000	3,068
	Melco Holdings Inc.	107,700	3,067
	Justsystems Corp.	356,400	3,062
	Wowow Inc.	112,900	3,048
	Shinko Plantech Co. Ltd.	420,000	3,040
	Juki Corp.	353,600	3,033
^,*	Bell System24 Holdings Inc.	352,600	3,031
	Starzen Co. Ltd.	75,600	3,026
	Kappa Create Co. Ltd.	252,000	3,019
	Torii Pharmaceutical Co. Ltd.	135,900	3,003
	Teikoku Sen-I Co. Ltd.	220,400	2,985
^	Alpen Co. Ltd.	172,200	2,976
	Arata Corp.	133,900	2,974
	Denki Kogyo Co. Ltd.	591,000	2,953
	Nichiden Corp.	97,600	2,953
	Funai Soken Holdings Inc.	212,300	2,947
	Kyokuto Securities Co. Ltd.	242,700	2,942
	Tsurumi Manufacturing Co. Ltd.	197,400	2,941
	Futaba Industrial Co. Ltd.	575,100	2,936
	Arcland Sakamoto Co. Ltd.	264,000	2,931
^	Michinoku Bank Ltd.	1,548,000	2,914
	Goldcrest Co. Ltd.	184,920	2,912
	JSP Corp.	125,700	2,903
^	Ryoyo Electro Corp.	238,100	2,897
	Hamakyorex Co. Ltd.	158,300	2,879
^	Union Tool Co.	100,200	2,876
^	IDOM Inc.	567,500	2,874
	Sumitomo Seika Chemicals Co. Ltd.	475,000	2,860
	Kansai Urban Banking Corp.	276,800	2,849
	Cawachi Ltd.	121,700	2,844
	Ichiyoshi Securities Co. Ltd.	366,700	2,841
	Warabeya Nichiyo Co. Ltd.	134,600	2,834
^	OSAKA Titanium Technologies Co. Ltd.	222,400	2,828
	Canon Electronics Inc.	186,000	2,820
	Sagami Chain Co. Ltd.	237,716	2,817
	Neturen Co. Ltd.	363,700	2,809
^	Nihon Nohyaku Co. Ltd.	517,900	2,803
^	Tsubaki Nakashima Co. Ltd.	225,900	2,799
	Okuwa Co. Ltd.	272,000	2,788
	Chukyo Bank Ltd.	1,199,000	2,783
	YAMABIKO Corp.	349,400	2,757
	Jimoto Holdings Inc.	1,787,200	2,742
	Nippon Chemi-Con Corp.	1,872,000	2,739
	Tosei Corp.	346,500	2,734
	Tsugami Corp.	641,000	2,732
	Clarion Co. Ltd.	1,102,000	2,724
	Maruzen Showa Unyu Co. Ltd.	682,000	2,722
	Nippon Kanzai Co. Ltd.	163,600	2,721
^	Keiyo Co. Ltd.	521,200	2,719
	Nitto Kohki Co. Ltd.	117,000	2,717
^	Kumiai Chemical Industry Co. Ltd.	450,300	2,707
	Nissin Corp.	893,000	2,692
	Tenma Corp.	149,600	2,677
	Chiyoda Integre Co. Ltd.	131,300	2,662

Yahagi Construction Co. Ltd.	292,600	2,648
Kasai Kogyo Co. Ltd.	267,300	2,645
Qol Co. Ltd.	184,501	2,645
Tamron Co. Ltd.	181,700	2,638
Information Services International-Dentsu Ltd.	135,200	2,636
Pal Co. Ltd.	112,100	2,634
* CMK Corp.	558,900	2,625
Japan Digital Laboratory Co. Ltd.	189,100	2,607
ESPEC Corp.	196,000	2,606
C Uyemura & Co. Ltd.	59,300	2,602
Tamura Corp.	851,000	2,601
FIDEA Holdings Co. Ltd.	1,748,300	2,597
Daiwa Industries Ltd.	285,200	2,596
^ Cosel Co. Ltd.	228,800	2,587
Toyo Corp.	245,900	2,587
Dai Nippon Toryo Co. Ltd.	1,308,000	2,581
CONEXIO Corp.	174,200	2,580
Oyo Corp.	227,800	2,566
Tanseisha Co. Ltd.	332,000	2,565
^ Roland DG Corp.	122,600	2,549
^ Torishima Pump Manufacturing Co. Ltd.	229,800	2,515
UKC Holdings Corp.	159,500	2,509
Itoki Corp.	441,600	2,502
^ Istyle Inc.	278,700	2,493
Aisan Industry Co. Ltd.	347,200	2,492
Icom Inc.	120,500	2,492
Nippon Koei Co. Ltd.	777,000	2,480
Tsukuba Bank Ltd.	798,500	2,479
Idec Corp.	265,700	2,463
Kyodo Printing Co. Ltd.	767,000	2,461
Sanshin Electronics Co. Ltd.	278,900	2,459
^ Sanyo Shokai Ltd.	1,323,000	2,449
^ Maeda Kosen Co. Ltd.	226,500	2,437
Koa Corp.	293,400	2,431
^ Marvelous Inc.	316,600	2,431
Sakai Chemical Industry Co. Ltd.	891,000	2,428
^ Kyokuyo Co. Ltd.	938,000	2,427
Daiken Corp.	715,000	2,413
Meisei Industrial Co. Ltd.	499,200	2,399
Sinfonia Technology Co. Ltd.	1,353,000	2,395
Kato Works Co. Ltd.	557,000	2,394
Aiphone Co. Ltd.	131,000	2,377
* Ishihara Sangyo Kaisha Ltd.	3,654,000	2,369
^ Megachips Corp.	195,100	2,365
OSJB Holdings Corp.	1,177,700	2,364
Broadleaf Co. Ltd.	234,500	2,354
^ Sakai Moving Service Co. Ltd.	96,600	2,351
Nippon Road Co. Ltd.	572,000	2,344
Matsuya Foods Co. Ltd.	83,800	2,339
Daiichi Jitsugyo Co. Ltd.	485,000	2,325
^ Giken Ltd.	129,300	2,315
Kanematsu Electronics Ltd.	122,500	2,314
Koatsu Gas Kogyo Co. Ltd.	354,000	2,312
Toyo Kanetsu KK	1,128,000	2,312
Shin-Etsu Polymer Co. Ltd.	362,900	2,312
^ Senshukai Co. Ltd.	334,600	2,309
Yurtec Corp.	391,000	2,307

	Komatsu Seiren Co. Ltd.	343,600	2,287
	Mie Bank Ltd.	1,140,000	2,277
	Kurimoto Ltd.	1,400,000	2,271
^	Mitani Sekisan Co. Ltd.	111,100	2,270
	Kaga Electronics Co. Ltd.	183,500	2,269
^	Toho Co. Ltd. (Tokyo Shares 8142)	97,100	2,267
	Achilles Corp.	1,641,000	2,256
	Kita-Nippon Bank Ltd.	78,800	2,254
	Sanyo Denki Co. Ltd.	477,000	2,249
^	Sun Frontier Fudousan Co. Ltd.	228,000	2,247
	Tokyo Energy & Systems Inc.	197,000	2,243
	Nippon Thompson Co. Ltd.	682,500	2,235
	Meiko Network Japan Co. Ltd.	208,700	2,230
^	Toho Titanium Co. Ltd.	351,800	2,209
	Fudo Tetra Corp.	1,264,000	2,208
	Itochu-Shokuhin Co. Ltd.	54,300	2,204
	Studio Alice Co. Ltd.	97,900	2,192
	Daikokutenbussan Co. Ltd.	50,000	2,175
	SMK Corp.	648,000	2,171
	Osaka Steel Co. Ltd.	118,000	2,166
	Honeys Co. Ltd.	160,920	2,155
^	Nippon Yakin Kogyo Co. Ltd.	1,656,900	2,154
	Toa Corp. (Tokyo Shares 6809)	220,000	2,143
	Shimizu Bank Ltd.	79,100	2,139
	Riken Technos Corp.	484,900	2,136
	Toyo Tanso Co. Ltd.	143,800	2,135
	Nittetsu Mining Co. Ltd.	618,000	2,133
*	Fujiya Co. Ltd.	1,079,000	2,126
^	MTI Ltd.	318,500	2,122
^	Jamco Corp.	105,300	2,091
	Toenec Corp.	357,000	2,078
^	WATAMI Co. Ltd.	197,800	2,067
	Ministop Co. Ltd.	122,400	2,056
^	Asahi Co. Ltd.	144,600	2,049
	Japan Transcity Corp.	542,000	2,043
	Amuse Inc.	103,600	2,038
	Aichi Corp.	255,400	2,031
	Misawa Homes Co. Ltd.	276,000	2,025
	Fuji Media Holdings Inc.	168,774	2,012
	Mie Kotsu Group Holdings Inc.	549,800	2,005
	Chiba Kogyo Bank Ltd.	476,100	2,003
	France Bed Holdings Co. Ltd.	222,400	1,995
	Uchida Yoko Co. Ltd.	442,000	1,994
	Fuso Pharmaceutical Industries Ltd.	720,000	1,993
	Tokyo Rope Manufacturing Co. Ltd.	1,210,000	1,981
	Pronexus Inc.	187,400	1,980
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,064,000	1,974
*	Mitsubishi Paper Mills Ltd.	2,808,000	1,966
^,*	KLab Inc.	331,400	1,962
	Yushin Precision Equipment Co. Ltd.	102,600	1,961
	K&O Energy Group Inc.	137,100	1,955
^	CHIMNEY Co. Ltd.	73,880	1,953
	Mitsubishi Steel Manufacturing Co. Ltd.	1,168,000	1,951
	Takaoka Toko Co. Ltd.	111,600	1,950
^	Nippon Carbon Co. Ltd.	1,026,000	1,924
	Nippon Denko Co. Ltd.	1,160,200	1,910
^	Sac's Bar Holdings Inc.	179,100	1,909

	Hisaka Works Ltd.	226,800	1,904
	Kamei Corp.	231,900	1,892
	Nippon Valqua Industries Ltd.	723,000	1,883
	Onoken Co. Ltd.	153,500	1,868
	Shinko Shoji Co. Ltd.	183,800	1,867
	Mars Engineering Corp.	89,800	1,840
	Keihanshin Building Co. Ltd.	367,700	1,834
^	Nippon Parking Development Co. Ltd.	1,519,000	1,828
	Ryoden Corp.	290,000	1,823
	Yusen Logistics Co. Ltd.	165,300	1,819
^	Chuetsu Pulp & Paper Co. Ltd.	869,000	1,818
^,*	Laox Co. Ltd.	272,800	1,818
	Weathernews Inc.	57,961	1,788
	Denyo Co. Ltd.	171,100	1,781
	Yomiuri Land Co. Ltd.	392,000	1,781
^	Tosho Printing Co. Ltd.	367,000	1,779
	Hosokawa Micron Corp.	335,000	1,770
^,*	Nippon Sharyo Ltd.	653,000	1,766
^,*	Takata Corp.	438,027	1,757
^	Ateam Inc.	94,100	1,753
	Kourakuen Holdings Corp.	115,804	1,744
	Elematec Corp.	78,100	1,735
^	Hokkaido Gas Co. Ltd.	633,000	1,733
^	Aeon Fantasy Co. Ltd.	70,100	1,728
	Tonami Holdings Co. Ltd.	646,000	1,727
	Mitsubishi Nichiyu Forklift Co. Ltd.	319,100	1,715
^	U-Shin Ltd.	270,400	1,708
^	Zuiko Corp.	41,700	1,697
	Tomoku Co. Ltd.	569,000	1,694
	Mimasu Semiconductor Industry Co. Ltd.	164,400	1,693
	Sekisui Plastics Co. Ltd.	516,000	1,690
	Takiron Co. Ltd.	346,000	1,686
^	JP-Holdings Inc.	573,000	1,679
	Mitsui High-Tec Inc.	241,600	1,676
	Fields Corp.	129,400	1,671
	Sinanen Holdings Co. Ltd.	414,000	1,667
	Kanaden Corp.	178,700	1,662
	Tokyo Tekko Co. Ltd.	451,000	1,660
	Shibusawa Warehouse Co. Ltd.	591,000	1,654
	Arakawa Chemical Industries Ltd.	170,900	1,649
	Cleanup Corp.	206,100	1,648
	Kyosan Electric Manufacturing Co. Ltd.	462,000	1,641
^	Happinet Corp.	150,700	1,639
	Japan Radio Co. Ltd.	579,000	1,634
	Artnature Inc.	202,200	1,628
	Godo Steel Ltd.	954,000	1,601
	Future Corp.	201,500	1,596
	Hokkan Holdings Ltd.	517,000	1,594
	Sumitomo Densetsu Co. Ltd.	141,700	1,593
	Nihon Dempa Kogyo Co. Ltd.	190,600	1,592
	Mitsubishi Research Institute Inc.	51,200	1,587
	Shinwa Co. Ltd.	101,900	1,584
^	Japan Cash Machine Co. Ltd.	151,300	1,549
^	Hioki EE Corp.	85,800	1,548
	Chori Co. Ltd.	103,300	1,545
	Corona Corp. Class A	153,600	1,544
	Ichikoh Industries Ltd.	530,000	1,542

	Atsugi Co. Ltd.	1,428,000	1,519
	Matsuda Sangyo Co. Ltd.	117,100	1,516
	Gun-Ei Chemical Industry Co. Ltd.	509,000	1,516
	Noritsu Koki Co. Ltd.	219,600	1,484
	Rhythm Watch Co. Ltd.	845,000	1,477
	Yushiro Chemical Industry Co. Ltd.	106,300	1,473
*	KNT-CT Holdings Co. Ltd.	1,080,000	1,468
	Taiho Kogyo Co. Ltd.	136,900	1,467
^,*	Akebono Brake Industry Co. Ltd.	716,800	1,465
	SRA Holdings	68,100	1,459
	Gakken Holdings Co. Ltd.	522,000	1,456
	CMIC Holdings Co. Ltd.	87,600	1,446
	Aderans Co. Ltd.	317,600	1,443
	Asunaro Aoki Construction Co. Ltd.	212,400	1,433
	Mito Securities Co. Ltd.	615,200	1,433
	Tsutsumi Jewelry Co. Ltd.	73,000	1,428
*	Fuji Oil Co. Ltd.	465,000	1,412
	Advan Co. Ltd.	167,700	1,408
^	Hodogaya Chemical Co. Ltd.	572,000	1,407
	Teikoku Electric Manufacturing Co. Ltd.	178,900	1,401
^	Right On Co. Ltd.	125,100	1,400
	Fujikura Kasei Co. Ltd.	238,400	1,400
^	Nissei ASB Machine Co. Ltd.	76,300	1,379
	Toli Corp.	428,000	1,371
	Taisei Lamick Co. Ltd.	47,500	1,355
	Daisyo Corp.	88,900	1,344
	Parco Co. Ltd.	159,300	1,336
^,*	SWCC Showa Holdings Co. Ltd.	2,136,000	1,329
	Zuken Inc.	134,700	1,317
	Nihon Yamamura Glass Co. Ltd.	819,000	1,292
^	Showa Aircraft Industry Co. Ltd.	140,000	1,286
^	Japan Drilling Co. Ltd.	60,900	1,281
	Kitagawa Iron Works Co. Ltd.	747,000	1,275
	Toyo Kohan Co. Ltd.	519,600	1,274
	NDS Co. Ltd.	477,000	1,254
	Dunlop Sports Co. Ltd.	140,071	1,230
	Mitsui Matsushima Co. Ltd.	1,274,571	1,227
	Chugai Ro Co. Ltd.	601,000	1,222
^,*	Shin Nippon Biomedical Laboratories Ltd.	200,300	1,220
	ASAHI YUKIZAI Corp.	648,000	1,218
	Organo Corp.	311,000	1,216
	T RAD Co. Ltd.	633,000	1,214
	Seika Corp.	487,000	1,194
^	Funai Electric Co. Ltd.	138,400	1,193
	NS United Kaiun Kaisha Ltd.	902,000	1,189
	Toyo Securities Co. Ltd.	636,000	1,186
	Inaba Seisakusho Co. Ltd.	96,200	1,177
	ST Corp.	102,000	1,166
	Maezawa Kasei Industries Co. Ltd.	114,000	1,164
	Furuno Electric Co. Ltd.	230,500	1,157
	Maezawa Kyuso Industries Co. Ltd.	82,900	1,136
^	Kobelco Eco-Solutions Co. Ltd.	292,000	1,135
	Sanoh Industrial Co. Ltd.	202,500	1,121
^	GCA Savvian Corp.	129,100	1,117
	NEC Capital Solutions Ltd.	75,100	1,116
	Alpha Systems Inc.	64,000	1,103
^	Mitsubishi Kakoki Kaisha Ltd.	570,000	1,083

^	Pasona Group Inc.	165,000	1,076
	Sankyo Seiko Co. Ltd.	323,900	1,070
	Nippon Chemiphar Co. Ltd.	236,000	1,067
*	Nakayama Steel Works Ltd.	2,027,000	1,059
	Iwasaki Electric Co. Ltd.	705,000	1,047
	Tatsuta Electric Wire and Cable Co. Ltd.	317,900	1,031
	Shimojima Co. Ltd.	96,300	1,031
^	Tokyo Rakutenchi Co. Ltd.	226,000	1,028
	Kobe Bussan Co. Ltd.	51,600	1,028
	Daikoku Denki Co. Ltd.	76,200	1,019
	Okura Industrial Co. Ltd.	344,000	1,013
	Takihyo Co. Ltd.	232,000	1,007
	Hakuto Co. Ltd.	110,600	1,003
	Fujitsu Frontech Ltd.	101,700	999
^	Toda Kogyo Corp.	351,000	987
	Nice Holdings Inc.	690,000	975
	Chuo Spring Co. Ltd.	357,000	973
	Pocket Card Co. Ltd.	177,600	936
	Kitano Construction Corp.	376,000	933
	Mitsui Home Co. Ltd.	207,000	921
	Daidoh Ltd.	213,100	919
	Toyo Denki Seizo KK	308,000	911
	Airport Facilities Co. Ltd.	172,600	909
^	Tabuchi Electric Co. Ltd.	258,800	899
	Gecoss Corp.	98,800	892
	Krosaki Harima Corp.	363,000	879
	Paris Miki Holdings Inc.	210,700	876
	CAC Holdings Corp.	113,400	872
^	Dai-ichi Seiko Co. Ltd.	83,300	861
*	Janome Sewing Machine Co. Ltd.	149,500	856
	Tokyo Electron Device Ltd.	56,800	834
	Panasonic Industrial Devices SUNX Co. Ltd.	136,700	829
	Nippon Coke & Engineering Co. Ltd.	1,279,800	828
^	Cybozu Inc.	215,100	784
^	Srg Takamiya Co. Ltd.	184,600	782
	AOI Electronics Co. Ltd.	39,230	773
	Sumitomo Precision Products Co. Ltd.	242,000	772
^,*	Aplus Financial Co. Ltd.	819,400	769
^	Kinki Sharyo Co. Ltd.	305,000	757
	Endo Lighting Corp.	78,800	746
^,*	Yamada SxL Home Co. Ltd.	857,000	600
^,*	FDK Corp.	650,000	580
	ValueCommerce Co. Ltd.	146,900	531
	Best Denki Co. Ltd.	510,400	511
^	Toa Oil Co. Ltd.	428,000	496
*	Kojima Co. Ltd.	179,800	423
			38,199,254
Malaysia (0.8%)
	Public Bank Bhd. (Local)	34,427,548	165,039
	Tenaga Nasional Bhd.	38,873,280	137,373
	Malayan Banking Bhd.	59,339,329	117,024
	Axiata Group Bhd.	49,823,115	69,728
	CIMB Group Holdings Bhd.	61,741,775	66,643
	Sime Darby Bhd.	36,389,325	66,401
	Petronas Chemicals Group Bhd.	31,884,427	51,320
	DiGi.Com Bhd.	41,152,000	50,161
	Genting Bhd.	24,555,200	49,624

IHH Healthcare Bhd.	30,747,757	49,429
Petronas Gas Bhd.	8,730,100	47,775
Maxis Bhd.	29,112,450	43,066
IOI Corp. Bhd.	36,846,086	38,313
Kuala Lumpur Kepong Bhd.	5,868,686	33,356
Genting Malaysia Bhd.	31,148,200	32,888
MISC Bhd.	16,176,630	29,868
IJM Corp. Bhd.	34,659,020	28,867
Gamuda Bhd.	23,626,900	27,978
PPB Group Bhd.	6,508,000	25,603
YTL Corp. Bhd.	57,091,986	23,439
AMMB Holdings Bhd.	21,384,400	22,617
Hong Leong Bank Bhd.	6,963,052	22,472
Telekom Malaysia Bhd.	12,413,300	20,844
British American Tobacco Malaysia Bhd.	1,569,600	19,040
Petronas Dagangan Bhd.	3,294,300	18,849
Dialog Group Bhd.	47,664,644	17,843
* SapuraKencana Petroleum Bhd.	47,674,322	16,929
2 Astro Malaysia Holdings Bhd.	22,302,900	16,027
RHB Bank Bhd.	11,940,635	14,952
Malaysia Airports Holdings Bhd.	9,848,000	14,392
Westports Holdings Bhd.	11,903,800	13,177
HAP Seng Consolidated Bhd.	6,686,900	12,731
Alliance Financial Group Bhd.	12,180,700	11,926
YTL Power International Bhd.	33,076,080	11,622
IOI Properties Group Bhd.	19,863,065	11,519
Malakoff Corp. Bhd.	27,884,200	11,036
UMW Holdings Bhd.	7,436,800	10,428
Genting Plantations Bhd.	3,814,900	9,882
AirAsia Bhd.	13,581,500	9,786
Top Glove Corp. Bhd.	9,270,800	9,772
Hong Leong Financial Group Bhd.	2,499,532	9,357
Felda Global Ventures Holdings Bhd.	20,109,624	9,152
KLCCP Stapled Group	4,927,800	9,081
Lafarge Malaysia Bhd.	4,597,800	8,982
Hartalega Holdings Bhd.	7,855,880	8,298
My EG Services Bhd.	16,453,200	8,096
Bursa Malaysia Bhd.	3,727,500	7,888
Sunway REIT	18,553,200	7,613
SP Setia Bhd Group	10,018,400	7,562
Berjaya Sports Toto Bhd.	9,338,087	7,524
Press Metal Bhd.	6,960,900	7,133
Bumi Armada Bhd.	37,018,187	6,815
Mah Sing Group Bhd.	16,703,607	6,649
KPJ Healthcare Bhd.	6,212,690	6,532
QL Resources Bhd.	6,090,464	6,527
TIME dotCom Bhd.	3,243,240	5,986
BIMB Holdings Bhd.	5,988,860	5,941
Kossan Rubber Industries	3,623,600	5,930
Cahya Mata Sarawak Bhd.	6,232,000	5,517
Inari Amertron Bhd.	7,077,675	5,394
MMC Corp. Bhd.	9,220,400	4,763
Pavilion REIT	9,913,200	4,504
Sunway Bhd.	6,136,957	4,418
UEM Sunrise Bhd.	17,226,503	4,411
Capitaland Malaysia Mall Trust	11,839,300	4,398
WCT Holdings Bhd.	11,172,250	4,290

Berjaya Auto Bhd.	7,133,040	4,101
Unisem M Bhd.	5,905,500	3,907
Yinson Holdings Bhd.	5,140,900	3,884
Media Prima Bhd.	10,741,200	3,828
* Eastern & Oriental Bhd.	8,860,526	3,699
Aeon Co. M Bhd.	5,398,500	3,597
* Syarikat Takaful Malaysia Bhd.	3,412,500	3,365
Malaysia Building Society Bhd.	19,764,494	3,356
VS Industry Bhd.	8,835,800	2,868
Berjaya Corp. Bhd.	31,781,500	2,736
Pos Malaysia Bhd.	3,783,300	2,652
OSK Holdings Bhd.	6,595,690	2,578
Malaysian Resources Corp. Bhd.	8,807,100	2,533
* Eco World Development Group Bhd.	7,763,300	2,462
Gas Malaysia Bhd.	3,913,100	2,308
DRB-Hicom Bhd.	10,026,100	2,230
Supermax Corp. Bhd.	4,300,600	2,198
* KNM Group Bhd.	19,913,225	2,022
Sunway Construction Group Bhd.	4,948,725	2,005
Muhibbah Engineering M Bhd.	3,560,500	1,947
* AirAsia X Bhd.	19,169,250	1,892
Datasonic Group Bhd.	5,398,600	1,766
* UMW Oil & Gas Corp. Bhd.	7,230,500	1,599
TA Enterprise Bhd.	11,557,400	1,421
* Mulpha International Bhd.	19,069,200	1,054
* Malaysia Marine and Heavy Engineering Holdings Bhd.	3,825,071	1,009
* Mudajaya Group Bhd.	3,108,666	934
* Dayang Enterprise Holdings Bhd.	3,669,100	897
* Parkson Holdings Bhd.	4,655,520	892
* Malaysian Bulk Carriers Bhd.	4,423,100	822
Coastal Contracts Bhd.	1,949,100	724
* Gamuda Bhd. Warrants	3,649,266	690
Puncak Niaga Holdings Bhd.	2,268,000	591
* AirAsia X Bhd. Warrants Exp.06/8/2020	1,955,625	142
* RHB Captial BHD	9,155,400	109
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	1,144,372	80
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	72
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	70
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	57
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	1,014,820	51
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	462,666	42
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	714,028	40
* KNM Group Bhd. Warrants Exp. 04/21/2020	1,085,087	32
* Mah Sing Group Warrants Exp. 01/15/2026	895,021	32
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,643,477	26
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	25
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	15
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	3
		1,695,863
Malta (0.0%)
* BGP Holdings PLC	17,449,685	—

Mexico (0.9%)
Fomento Economico Mexicano SAB de CV	23,851,134	213,388
America Movil SAB de CV	307,097,232	176,561
Grupo Televisa SAB	29,072,272	154,323
Wal-Mart de Mexico SAB de CV	61,970,550	141,623

Grupo Financiero Banorte SAB de CV	25,082,697	137,373
* Cemex SAB de CV	154,643,978	117,859
Grupo Mexico SAB de CV Class B	43,022,108	103,827
Grupo Bimbo SAB de CV Class A	20,777,020	61,932
Fibra Uno Administracion SA de CV	29,732,189	60,638
Alfa SAB de CV Class A	31,266,626	51,177
Grupo Aeroportuario del Sureste SAB de CV Class B	2,475,554	38,044
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,777,742	37,167
Grupo Financiero Inbursa SAB de CV	22,727,460	36,522
Industrias Penoles SAB de CV	1,402,696	36,092
Coca-Cola Femsa SAB de CV	4,536,420	35,660
Grupo Financiero Santander Mexico SAB de CV Class B	16,493,195	30,048
Gruma SAB de CV Class B	1,874,018	26,953
Mexichem SAB de CV	12,267,075	26,732
Promotora y Operadora de Infraestructura SAB de CV	2,200,177	25,658
Gentera SAB de CV	12,259,299	22,779
Grupo Carso SAB de CV	5,246,023	21,423
Kimberly-Clark de Mexico SAB de CV Class A	9,427,535	21,324
El Puerto de Liverpool SAB de CV	2,168,920	21,022
Alsea SAB de CV	5,742,367	20,480
Arca Continental SAB de CV	3,130,772	20,139
Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,258,720	14,047
Megacable Holdings SAB de CV	3,278,527	13,140
* OHL Mexico SAB de CV	8,495,355	11,527
Bolsa Mexicana de Valores SAB de CV	6,488,419	11,496
Grupo Lala SAB de CV	5,238,396	11,379
Macquarie Mexico Real Estate Management SA de CV	8,861,315	11,338
PLA Administradora Industrial S de RL de CV	6,667,162	11,062
* Genomma Lab Internacional SAB de CV Class B	8,627,090	9,892
* Telesites SAB de CV	15,203,968	9,195
* Grupo Aeromexico SAB de CV	4,631,472	9,073
Infraestructura Energetica Nova SAB de CV	2,218,131	8,960
Corp Inmobiliaria Vesta SAB de CV	5,943,832	8,559
Industrias Bachoco SAB de CV Class B	1,777,498	7,710
* Industrias CH SAB de CV Class B	1,846,459	7,416
Grupo Comercial Chedraui SA de CV	3,199,389	7,259
* Controladora Vuela Cia de Aviacion SAB de CV Class A	3,787,454	6,896
2 Nemak SAB de CV	5,992,889	6,811
* Organizacion Soriana SAB de CV Class B	2,717,888	6,682
Alpek SAB de CV	3,668,156	6,503
Grupo Elektra SAB DE CV	393,695	5,816
Prologis Property Mexico SA de CV	3,643,807	5,749
Grupo Sanborns SAB de CV	4,306,000	5,413
* Minera Frisco SAB de CV	5,809,721	4,753
Promotora y Operadora de Infraestructura SAB de CV Class L	503,094	4,705
* La Comer SAB de CV	4,985,395	4,438
Concentradora Fibra Danhos SA de CV	2,352,395	4,267
Grupo Financiero Interacciones SA de CV	828,427	4,051
Credito Real SAB de CV SOFOM ER	2,085,344	3,894
Banregio Grupo Financiero SAB de CV	652,738	3,740
Unifin Financiera SAB de CV SOFOM ENR	1,359,179	3,566
Concentradora Fibra Hotelera Mexicana SA de CV	4,869,750	3,506
Rassini SAB de CV	739,823	3,436
* Grupo GICSA SA de CV	4,837,069	3,354
* Hoteles City Express SAB de CV	2,869,846	3,008
Consorcio ARA SAB de CV	7,970,615	2,942
Grupo Herdez SAB de CV	1,389,816	2,881

	Qualitas Controladora SAB de CV	1,947,251	2,733
2,*	Elementia SAB de CV	2,244,282	2,664
	TV Azteca SAB de CV	15,315,575	2,491
*	Axtel SAB de CV	8,300,700	2,475
	Grupo Rotoplas SAB de CV	1,315,149	2,319
*	Grupo Simec SAB de CV Class B	773,438	2,223
*	Empresas ICA SAB de CV	5,569,513	725
*	Grupo Famsa SAB de CV Class A	1,523,300	653
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	212
*	Cemex SAB de CV ADR	23,891	183
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	118
*	Corp GEO SAB de CV	22,761	11
			1,904,015
Netherlands (2.1%)
	Unilever NV	17,180,823	796,317
*	ING Groep NV	42,644,049	476,763
	ASML Holding NV	3,543,549	389,086
*	Koninklijke Ahold Delhaize NV	13,964,182	333,385
	Unibail-Rodamco SE	1,087,712	299,690
	Koninklijke Philips NV	10,070,211	267,836
	Heineken NV	2,389,247	225,487
	RELX NV	10,255,310	184,795
	Akzo Nobel NV	2,736,422	176,891
	Wolters Kluwer NV	3,218,324	135,407
*	ArcelorMittal	20,189,134	130,783
	Koninklijke DSM NV	1,925,364	123,231
	Koninklijke KPN NV	34,350,916	112,984
	NN Group NV	3,676,488	99,166
	Heineken Holding NV	1,080,354	90,518
	Aegon NV (Amsterdam Shares)	20,976,375	84,932
*	Altice NV Class A	4,141,399	61,479
	Gemalto NV	898,782	59,233
	Randstad Holding NV	1,209,732	52,043
2	ABN AMRO Group NV	2,381,736	44,292
	Koninklijke Vopak NV	728,718	37,465
	Aalberts Industries NV	1,065,925	35,392
	Boskalis Westminster	871,521	32,031
	SBM Offshore NV	2,018,145	27,061
	IMCD Group NV	574,159	24,354
*	Galapagos NV	415,197	22,711
	Eurocommercial Properties NV	510,402	22,609
	APERAM SA	517,534	21,669
	Wereldhave NV	439,288	21,268
	ASM International NV	536,977	20,929
*	Altice NV Class B	1,313,615	19,438
*	PostNL NV	4,935,063	18,953
	Delta Lloyd NV	5,003,734	17,855
	TKH Group NV	449,684	16,408
	Corbion NV	660,468	15,892
2	GrandVision NV	557,777	15,177
*	OCI NV	908,834	13,880
*	Fugro NV	669,404	11,894
2	Flow Traders	326,156	11,559
*	TomTom NV	1,307,651	11,167
	Arcadis NV	759,292	10,162
^	Koninklijke BAM Groep NV	2,440,097	9,582
2	Refresco Group NV	564,901	8,824

	Vastned Retail NV	207,595	8,712
	Accell Group	280,300	7,278
	Wessanen	585,131	7,135
	NSI NV	1,551,455	6,856
	Brunel International NV	224,562	4,605
	BinckBank NV	713,238	3,982
	Aegon (New York Shares)	922	4
^,*	SRH NV	672,039	—
			4,629,170
New Zealand (0.3%)
	Spark New Zealand Ltd.	20,047,991	57,202
	Auckland International Airport Ltd.	9,801,011	52,266
	Fletcher Building Ltd. (New Zealand Shares)	7,303,765	51,126
	Fisher & Paykel Healthcare Corp. Ltd.	6,152,179	46,647
	Ryman Healthcare Ltd.	4,533,867	31,241
	Contact Energy Ltd.	7,885,947	30,785
	Meridian Energy Ltd.	13,601,968	27,510
^	SKYCITY Entertainment Group Ltd.	7,077,240	25,882
	Z Energy Ltd.	4,009,098	24,828
	Mercury NZ Ltd.	7,529,589	17,036
	Trade Me Group Ltd.	4,364,036	16,163
	Kiwi Property Group Ltd.	14,177,930	15,985
	SKY Network Television Ltd.	4,224,407	14,934
	Chorus Ltd.	4,366,408	14,136
*	Xero Ltd.	980,009	14,007
	EBOS Group Ltd.	965,861	11,522
^,*	a2 Milk Co. Ltd.	7,865,704	11,186
	Goodman Property Trust	11,444,151	10,986
	Infratil Ltd.	4,458,558	10,846
	Mainfreight Ltd.	777,953	9,689
	Air New Zealand Ltd.	5,742,546	9,147
	Precinct Properties New Zealand Ltd.	9,765,584	8,861
	Genesis Energy Ltd.	5,279,755	8,459
	Summerset Group Holdings Ltd.	2,419,907	8,287
	Nuplex Industries Ltd.	2,134,212	8,190
	Freightways Ltd.	1,682,288	8,185
	Argosy Property Ltd.	8,800,583	7,309
	Vector Ltd.	2,791,033	6,979
	Vital Healthcare Property Trust	3,875,080	6,249
	Metlifecare Ltd.	1,390,797	5,667
^	Heartland Bank Ltd.	4,063,735	3,899
	Warehouse Group Ltd.	1,572,280	3,182
	Kathmandu Holdings Ltd.	2,009,227	2,617
*	New Zealand Refining Co. Ltd.	1,123,078	1,985
	Fletcher Building Ltd. (Australia Shares)	240,759	1,676
	TOWER Ltd.	1,652,598	1,590
^,*	New Zealand Oil & Gas Ltd.	2,646,907	882
*	Bathurst Resources Ltd.	1,188,709	14
			587,155
Norway (0.5%)
	Statoil ASA	10,568,761	168,016
	DNB ASA	11,811,878	130,441
	Telenor ASA	7,663,972	128,307
	Orkla ASA	8,617,207	80,164
^	Marine Harvest ASA	4,123,089	70,320
	Norsk Hydro ASA	14,804,974	63,481

	Yara International ASA	1,935,157	63,089
^,*	Subsea 7 SA	3,008,229	32,513
	Gjensidige Forsikring ASA	1,873,177	31,648
	Schibsted ASA Class B	986,994	29,119
	Schibsted ASA Class A	894,476	28,200
*	Storebrand ASA	5,004,446	19,015
	TGS Nopec Geophysical Co. ASA	1,114,704	18,678
	Salmar ASA	576,762	17,986
	Tomra Systems ASA	1,623,087	17,776
^,*	Det Norske Oljeselskap ASA	1,246,310	15,929
	Bakkafrost P/F	353,632	13,778
2	XXL ASA	1,082,366	13,155
	Leroy Seafood Group ASA	263,343	12,660
^,*	Seadrill Ltd.	3,892,971	11,787
	Atea ASA	1,035,409	10,829
	Veidekke ASA	782,875	9,946
	Kongsberg Gruppen ASA	552,594	8,261
^,*	Nordic Semiconductor ASA	1,776,053	8,013
	Aker ASA	263,006	7,908
	SpareBank 1 SMN	1,404,888	7,857
2	Entra ASA	676,430	7,186
	Austevoll Seafood ASA	789,633	6,963
*,2	Aker Solutions ASA	1,631,752	6,891
^,*	DNO ASA	6,651,557	6,886
^,*	Opera Software ASA	1,094,807	6,882
	SpareBank 1 SR-Bank ASA	1,378,645	6,409
^,*	Petroleum Geo-Services ASA	2,362,493	4,749
^	Hoegh LNG Holdings Ltd.	448,450	4,691
^,*	Norwegian Air Shuttle ASA	118,114	4,246
^,*	REC Silicon ASA	22,060,657	4,219
^	Ocean Yield ASA	425,363	3,500
	Norwegian Property ASA	2,792,550	3,306
2	BW LPG Ltd.	741,839	2,645
	Stolt-Nielsen Ltd.	190,794	2,400
	Wilh Wilhelmsen ASA	750,115	1,777
^,*	Akastor ASA	1,621,206	1,610
*	Treasure ASA	750,115	1,458
^	Prosafe SE	2,633,420	221
^,*	Archer Ltd.	131,234	76
			1,094,991
Other (0.2%)3
4	Vanguard FTSE Emerging Markets ETF	9,718,531	359,974

Pakistan (0.0%)
	Hub Power Co. Ltd.	8,307,157	10,457
	Engro Corp. Ltd.	2,730,037	8,720
	Oil & Gas Development Co. Ltd.	6,186,900	8,103
	Lucky Cement Ltd.	902,942	6,384
	Pakistan State Oil Co. Ltd.	1,525,441	6,097
	Pakistan Petroleum Ltd.	3,758,511	5,671
	United Bank Ltd.	2,935,000	5,191
	DG Khan Cement Co. Ltd.	2,400,000	4,807
	Fauji Fertilizer Co. Ltd.	4,235,426	4,599
	Kot Addu Power Co. Ltd.	4,490,584	3,771
	Pakistan Oilfields Ltd.	929,700	3,107
	National Bank of Pakistan	4,040,131	2,464
*	SUI Southern Gas Co. Ltd.	6,761,533	2,033

Fauji Fertilizer Bin Qasim Ltd.	3,000,000	1,594
		72,998
Peru (0.1%)
Credicorp Ltd. (New York Shares)	430,126	68,962
* Cia de Minas Buenaventura SAA ADR	2,017,300	29,553
Credicorp Ltd.	141,272	22,759
* Cia de Minas Buenaventura SAA	289,871	3,548
		124,822
Philippines (0.4%)
SM Investments Corp.	5,274,024	77,210
SM Prime Holdings Inc.	101,745,194	63,145
JG Summit Holdings Inc.	33,841,430	60,016
Ayala Corp.	2,674,424	49,441
Ayala Land Inc.	50,035,420	41,974
Universal Robina Corp.	9,616,640	40,942
Aboitiz Equity Ventures Inc.	24,279,830	40,259
BDO Unibank Inc.	16,176,927	38,902
Bank of the Philippine Islands	17,521,454	35,710
Philippine Long Distance Telephone Co.	734,930	32,826
Metropolitan Bank & Trust Co.	14,117,681	28,472
Jollibee Foods Corp.	4,704,220	25,477
Manila Electric Co.	3,321,060	22,852
Metro Pacific Investments Corp.	123,596,000	19,697
Aboitiz Power Corp.	17,685,123	16,995
Alliance Global Group Inc.	45,950,741	15,785
Security Bank Corp.	3,352,960	15,595
GT Capital Holdings Inc.	467,337	15,284
Megaworld Corp.	129,634,600	13,857
DMCI Holdings Inc.	45,166,300	12,487
Robinsons Land Corp.	17,839,934	12,129
Globe Telecom Inc.	232,670	11,204
Puregold Price Club Inc.	10,324,000	10,520
LT Group Inc.	31,477,400	10,426
International Container Terminal Services Inc.	7,138,210	9,707
Energy Development Corp.	71,426,900	8,912
Semirara Mining & Power Corp. Class A	3,347,850	8,490
* First Gen Corp.	14,140,200	7,781
* DoubleDragon Properties Corp.	6,366,930	7,762
Petron Corp.	27,711,300	6,300
Cosco Capital Inc.	34,769,800	5,938
Vista Land & Lifescapes Inc.	43,229,750	5,512
Robinsons Retail Holdings Inc.	2,987,580	5,467
D&L Industries Inc.	24,555,300	5,178
Emperador Inc.	32,212,004	5,088
Manila Water Co. Inc.	9,087,500	5,008
Cebu Air Inc.	2,152,780	4,981
* Bloomberry Resorts Corp.	36,213,700	4,310
Filinvest Land Inc.	102,734,000	4,250
First Philippine Holdings Corp.	2,476,180	3,723
Lopez Holdings Corp.	19,058,170	3,095
Belle Corp.	43,013,808	2,942
Nickel Asia Corp.	17,288,500	2,105
* Melco Crown Philippines Resorts Corp.	22,007,200	1,501
* Philex Petroleum Corp.	2,337,551	199
		819,454

Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	9,548,479	58,362
^	Polski Koncern Naftowy ORLEN SA	3,529,727	56,557
^	Bank Pekao SA	1,722,225	54,505
	Powszechny Zaklad Ubezpieczen SA	6,213,223	44,946
	KGHM Polska Miedz SA	1,517,321	30,644
	Polskie Gornictwo Naftowe i Gazownictwo SA	19,377,059	26,888
	PGE Polska Grupa Energetyczna SA	8,045,131	26,435
	Bank Zachodni WBK SA	315,235	22,651
^	LPP SA	14,179	17,876
*	Cyfrowy Polsat SA	2,417,209	14,610
^	CCC SA	276,997	12,639
^,*	Alior Bank SA	923,879	11,974
	Eurocash SA	881,767	11,848
	Asseco Poland SA	811,529	11,150
^,*	mBank SA	138,713	10,802
	Orange Polska SA	7,300,425	10,098
	Grupa Azoty SA	517,779	9,643
*	Tauron Polska Energia SA	11,362,635	8,975
	Kernel Holding SA	552,036	8,767
	Energa SA	3,483,696	8,705
	KRUK SA	161,385	8,675
*	Bank Millennium SA	6,600,967	7,754
^,*	Grupa Lotos SA	1,029,253	7,726
*	Enea SA	2,348,026	6,597
	Bank Handlowy w Warszawie SA	350,783	6,194
*	CD Projekt SA	674,468	6,024
^,*	Synthos SA	5,511,581	5,601
	Budimex SA	113,970	5,307
^,*	Globe Trade Centre SA	2,474,201	4,481
	Ciech SA	272,937	4,035
^,*	Jastrzebska Spolka Weglowa SA	556,505	3,570
^	Lubelski Wegiel Bogdanka SA	218,463	3,060
^,*	PKP Cargo SA	304,411	2,676
	Warsaw Stock Exchange	292,237	2,557
	Neuca SA	17,111	1,572
*	Boryszew SA	957,360	1,428
^,*	Getin Noble Bank SA	11,236,381	1,238
^,*	Bioton SA	514,578	1,089
*	Getin Holding SA	3,217,127	684
*	Integer.pl SA	57,091	519
^	Netia SA	186,682	211
			539,073
Portugal (0.1%)
	EDP - Energias de Portugal SA	21,238,029	72,852
	Galp Energia SGPS SA	5,254,184	71,972
	Jeronimo Martins SGPS SA	2,717,529	45,516
	EDP Renovaveis SA	2,227,963	18,033
	NOS SGPS SA	2,461,276	16,471
	CTT-Correios de Portugal SA	1,673,046	14,023
^,*	Banco Comercial Portugues SA	451,842,227	10,211
	Navigator Co. SA	2,732,988	8,670
	REN - Redes Energeticas Nacionais SGPS SA	2,840,880	8,640
	Sonae SGPS SA	10,332,066	8,044
*	Banco BPI SA	3,785,785	4,724
	Semapa-Sociedade de Investimento e Gestao	335,294	4,208
	Altri SGPS SA	776,333	3,007

^ Mota-Engil SGPS SA	1,004,427	1,925
Sonaecom SGPS SA	294,054	756
* Banco Espirito Santo SA	19,970,703	35
		289,087
Russia (0.8%)
Sberbank of Russia PJSC	115,171,122	243,289
Gazprom PJSC	95,520,030	199,170
Lukoil PJSC	4,059,727	176,618
Magnit PJSC GDR	3,076,674	118,044
NOVATEK OAO	8,475,190	83,378
MMC Norilsk Nickel PJSC	522,066	74,780
Lukoil PJSC ADR	1,270,750	54,696
Tatneft PAO	11,035,763	53,112
Gazprom PAO ADR (London Shares)	12,934,718	52,994
Mobile TeleSystems PJSC ADR	5,477,321	48,693
Rosneft OAO	9,744,119	48,152
AK Transneft OAO Preference Shares	17,194	43,374
VTB Bank PJSC	41,979,144,410	42,933
Surgutneftegas OAO Preference Shares	84,918,900	41,969
Novatek OJSC GDR	390,868	39,289
Alrosa PJSC	27,569,800	29,801
Surgutneftegas OJSC	54,873,836	25,998
Moscow Exchange MICEX-RTS PJSC	14,966,318	25,774
Tatneft PJSC ADR (London Shares)	773,002	22,011
Rosneft PJSC GDR	3,163,519	15,382
Rostelecom PJSC	11,442,163	14,842
Severstal PAO	1,218,698	14,655
2 VTB Bank PJSC GDR	7,274,066	14,439
Novolipetsk Steel PJSC GDR	951,041	13,758
PhosAgro PJSC GDR	864,499	11,934
RusHydro PJSC	1,073,141,350	11,520
Surgutneftegas OJSC ADR	2,442,662	11,486
Sistema JSFC GDR	1,306,784	10,644
Bashneft PJSC	240,930	10,589
MegaFon PJSC GDR	1,065,159	10,523
Sberbank of Russia ADR (London Shares)	971,574	8,466
* Uralkali PJSC	2,832,112	7,989
Severstal PJSC GDR	637,435	7,548
Inter RAO UES PJSC	183,715,393	7,282
E.ON Russia JSC	158,734,196	7,217
Federal Grid Co. Unified Energy System JSC	2,844,412,440	6,947
Magnitogorsk Iron & Steel OJSC	15,520,690	6,940
Bashneft PAO Preference Shares	225,126	6,423
LSR Group PJSC GDR	2,056,101	6,164
* Aeroflot - Russian Airlines OJSC	4,472,621	5,816
M.Video PJSC	886,366	4,319
Tatneft PAO Preference Shares	1,613,671	4,140
Rosseti PJSC	271,055,055	3,595
Acron JSC	68,217	3,537
* DIXY Group PJSC	575,520	2,831
Sistema JSFC	5,727,988	2,004
Mosenergo OAO	74,207,556	1,912
TMK PJSC GDR	583,330	1,594
^ Mechel PJSC ADR	978,972	1,429
* Sollers PJSC	156,890	1,034
OGK-2 PJSC	171,592,306	886
* Raspadskaya OAO	1,314,487	661

	Novolipetsk Steel OJSC	445,750	644
	MMC Norilsk Nickel PJSC ADR	9,538	140
	Tatneft PJSC ADR	3,534	101
	Sberbank of Russia PJSC ADR	8,082	72
	Gazprom PJSC ADR	10,809	44
*	Mechel	14,601	13
			1,663,595
Singapore (1.0%)
	Singapore Telecommunications Ltd.	80,836,559	253,494
	Oversea-Chinese Banking Corp. Ltd.	35,867,464	231,363
	DBS Group Holdings Ltd.	19,654,601	227,224
	United Overseas Bank Ltd.	13,266,314	182,031
	CapitaLand Ltd.	27,920,698	66,293
	Keppel Corp. Ltd.	15,777,372	62,431
	Wilmar International Ltd.	23,242,118	53,923
	Singapore Exchange Ltd.	9,063,986	51,177
	Singapore Press Holdings Ltd.	17,568,980	49,733
	Singapore Airlines Ltd.	6,014,261	49,297
	ComfortDelGro Corp. Ltd.	22,405,987	47,375
	Global Logistic Properties Ltd.	32,845,558	47,101
	CapitaLand Mall Trust	29,356,285	47,038
	Ascendas REIT	24,310,240	44,550
	Singapore Technologies Engineering Ltd.	17,091,417	42,130
	City Developments Ltd.	6,500,850	41,371
	Genting Singapore plc	66,724,993	39,283
	Jardine Cycle & Carriage Ltd.	1,226,273	36,028
	Suntec REIT	26,652,222	33,355
	Hutchison Port Holdings Trust	55,286,821	26,306
	CapitaLand Commercial Trust	22,153,774	24,941
	SATS Ltd.	6,934,900	22,613
	UOL Group Ltd.	5,237,699	22,598
	Sembcorp Industries Ltd.	9,749,694	20,377
	StarHub Ltd.	6,565,132	19,228
	Golden Agri-Resources Ltd.	70,842,993	19,084
	Mapletree Industrial Trust	13,786,480	18,647
^	Mapletree Commercial Trust	15,610,084	18,446
	Venture Corp. Ltd.	2,734,742	18,173
	Singapore Post Ltd.	15,951,088	17,104
	Mapletree Greater China Commercial Trust	20,711,800	16,632
	Keppel REIT	20,824,189	16,581
	Yangzijiang Shipbuilding Holdings Ltd.	22,759,897	14,850
	Mapletree Logistics Trust	15,932,600	12,571
^,*	Noble Group Ltd.	98,027,966	11,936
*	Raffles Medical Group Ltd.	9,407,600	11,054
^	Sembcorp Marine Ltd.	9,264,811	9,886
	Frasers Centrepoint Trust	6,138,500	9,802
^	SMRT Corp. Ltd.	7,662,729	9,324
	Starhill Global REIT	15,166,300	9,072
^	Olam International Ltd.	6,161,573	8,771
	Keppel Infrastructure Trust	22,905,700	8,633
	United Engineers Ltd.	5,019,200	8,611
	CDL Hospitality Trusts	6,996,200	7,684
	Parkway Life REIT	4,012,970	7,646
	Ascott Residence Trust	8,949,000	7,558
	SIA Engineering Co. Ltd.	2,375,423	6,556
	CapitaLand Retail China Trust	5,719,380	6,509
	M1 Ltd.	3,251,460	6,375

	Frasers Commercial Trust	6,330,769	6,333
*	Genting Hong Kong Ltd.	23,002,625	6,314
	Yanlord Land Group Ltd.	7,119,564	6,278
	Asian Pay Television Trust	14,847,100	6,266
	First Resources Ltd.	5,128,500	6,201
	Cache Logistics Trust	9,302,900	6,016
	Lippo Malls Indonesia Retail Trust	21,102,900	5,904
	OUE Hospitality Trust	10,554,766	5,748
	Cambridge Industrial Trust	13,788,200	5,653
	Ascendas India Trust	7,427,400	5,623
	Wing Tai Holdings Ltd.	4,316,942	5,609
^	Keppel DC REIT	6,067,900	5,478
2	ARA Asset Management Ltd.	5,492,000	5,419
^,*	Yoma Strategic Holdings Ltd.	12,439,147	5,388
	First REIT	5,422,000	5,262
	Ascendas Hospitality Trust	8,843,700	4,917
	Frasers Centrepoint Ltd.	4,329,561	4,900
	Croesus Retail Trust	7,653,500	4,875
	Religare Health Trust	6,080,800	4,585
	SPH REIT	6,212,900	4,478
	Far East Hospitality Trust	9,351,100	4,465
^,*	Ezion Holdings Ltd.	19,495,320	4,424
	Accordia Golf Trust	8,829,884	4,416
^	SIIC Environment Holdings Ltd.	9,749,580	4,232
	Soilbuild Business Space REIT	7,820,900	3,910
	Sarine Technologies Ltd.	2,729,796	3,681
	OUE Ltd.	3,196,900	3,580
	Silverlake Axis Ltd.	8,605,880	3,567
^,*	China Animal Healthcare Ltd.	4,917,000	3,296
	Perennial Real Estate Holdings Ltd.	4,626,645	3,006
	Super Group Ltd. (Singapore Shares)	4,685,000	2,808
	Sabana Shari'ah Compliant Industrial REIT	7,077,918	2,797
*	GL Ltd.	4,619,200	2,792
^	China Everbright Water Ltd.	5,866,000	2,632
^	Hyflux Ltd.	5,548,200	2,405
^,*	COSCO Corp. Singapore Ltd.	10,277,944	2,239
^	Bumitama Agri Ltd.	3,630,700	1,899
^	Midas Holdings Ltd.	9,614,000	1,760
	Indofood Agri Resources Ltd.	4,930,700	1,701
	CSE Global Ltd.	4,803,500	1,631
	Boustead Singapore Ltd.	2,307,400	1,375
^,*	GMG Global Ltd.	2,878,110	1,205
	Keppel Telecommunications & Transportation Ltd.	1,028,300	1,164
	Raffles Education Corp. Ltd.	6,971,098	1,030
^,*	Ying Li International Real Estate Ltd.	9,910,900	1,008
*	Gallant Venture Ltd.	6,053,700	887
^,*	Ezra Holdings Ltd.	20,298,532	773
^,*	Vard Holdings Ltd.	5,467,900	628
^,*	China Fishery Group Ltd.	9,033,000	512
	Hi-P International Ltd.	1,445,900	397
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	3,127,869	152
			2,204,384
South Africa (1.6%)
	Naspers Ltd.	4,736,501	743,267
	MTN Group Ltd.	19,391,787	196,012
*	Steinhoff International Holdings NV	28,510,989	180,336
	Sasol Ltd.	6,109,581	162,569

Standard Bank Group Ltd.	13,282,454	132,669
FirstRand Ltd.	33,420,477	116,950
Remgro Ltd.	5,314,014	99,668
Aspen Pharmacare Holdings Ltd.	3,672,224	99,173
* AngloGold Ashanti Ltd.	4,499,322	98,252
Sanlam Ltd.	19,387,884	91,479
Shoprite Holdings Ltd.	4,798,743	70,326
* Bid Corp. Ltd.	3,735,716	69,707
Woolworths Holdings Ltd.	10,445,258	67,322
Gold Fields Ltd.	9,026,215	55,734
Growthpoint Properties Ltd.	29,351,343	55,699
Barclays Africa Group Ltd.	4,660,704	51,553
Tiger Brands Ltd.	1,775,558	49,873
Bidvest Group Ltd.	3,752,723	43,134
Mr Price Group Ltd.	2,611,755	43,070
Vodacom Group Ltd.	3,608,722	41,824
Redefine Properties Ltd.	48,307,209	41,725
Sibanye Gold Ltd.	7,996,378	37,270
Netcare Ltd.	16,046,235	37,180
Nedbank Group Ltd.	2,385,180	34,221
RMB Holdings Ltd.	7,332,328	32,835
Brait SE	3,627,131	32,627
Discovery Ltd.	3,535,992	31,861
SPAR Group Ltd.	2,061,013	30,764
Truworths International Ltd.	4,742,368	30,523
Life Healthcare Group Holdings Ltd.	11,159,254	30,364
* Sappi Ltd.	5,923,344	30,131
* Impala Platinum Holdings Ltd.	6,657,566	29,383
Resilient REIT Ltd.	2,993,109	29,106
Mondi Ltd.	1,303,749	26,422
Hyprop Investments Ltd.	2,671,882	25,975
Capitec Bank Holdings Ltd.	571,403	25,343
Clicks Group Ltd.	2,675,189	23,959
Foschini Group Ltd.	2,152,663	23,099
AVI Ltd.	3,557,081	22,996
Imperial Holdings Ltd.	1,877,726	22,441
* Anglo American Platinum Ltd.	660,383	20,996
Pioneer Foods Group Ltd.	1,614,772	20,802
MMI Holdings Ltd.	11,371,017	18,968
* Harmony Gold Mining Co. Ltd.	4,113,755	18,613
Fortress Income Fund Ltd. Class B	6,692,019	17,607
Investec Ltd.	2,790,529	16,827
Telkom SA SOC Ltd.	3,431,512	15,925
PSG Group Ltd.	1,093,746	15,626
Coronation Fund Managers Ltd.	2,885,961	15,339
* Northam Platinum Ltd.	3,901,527	14,485
^ Pick n Pay Stores Ltd.	2,494,019	14,076
^ EOH Holdings Ltd.	1,279,811	13,071
Barloworld Ltd.	2,187,431	12,966
Massmart Holdings Ltd.	1,210,723	12,642
Tsogo Sun Holdings Ltd.	5,808,779	12,137
JSE Ltd.	967,767	11,856
* Super Group Ltd. (South Africa Shares)	3,616,128	10,588
Fortress Income Fund Ltd. Class A	8,566,931	10,364
Tongaat Hulett Ltd.	1,198,162	10,323
Liberty Holdings Ltd.	1,138,186	10,048
SA Corporate Real Estate Fund Nominees Pty Ltd.	24,681,839	9,942

*	Attacq Ltd.	6,917,441	9,721
	Nampak Ltd.	6,358,565	9,717
	Vukile Property Fund Ltd.	6,805,751	8,823
^	Exxaro Resources Ltd.	1,385,127	8,297
	AECI Ltd.	1,214,041	8,266
	Pick n Pay Holdings Ltd.	3,007,416	8,260
	Omnia Holdings Ltd.	665,249	7,902
	Reunert Ltd.	1,720,700	7,749
	DataTec Ltd.	2,139,653	7,743
	African Rainbow Minerals Ltd.	1,084,262	7,718
	Famous Brands Ltd.	763,817	7,569
	Santam Ltd.	444,228	7,464
	KAP Industrial Holdings Ltd.	14,460,027	6,760
	Sun International Ltd.	1,064,203	6,407
^,*	Kumba Iron Ore Ltd.	630,529	6,168
	Cashbuild Ltd.	217,275	5,898
	Distell Group Ltd.	472,162	5,652
	Advtech Ltd.	5,122,208	5,634
	Zeder Investments Ltd.	10,723,020	5,424
	Blue Label Telecoms Ltd.	3,958,173	5,274
	Emira Property Fund Ltd.	4,812,095	5,101
	Trencor Ltd.	1,725,179	4,980
	Wilson Bayly Holmes-Ovcon Ltd.	560,648	4,819
	Assore Ltd.	361,963	4,815
	Alexander Forbes Group Holdings Ltd.	10,038,597	4,526
	Mpact Ltd.	1,801,643	4,384
^	DRDGOLD Ltd.	5,186,810	4,252
	Grindrod Ltd.	5,092,766	4,240
*	Curro Holdings Ltd.	1,358,604	4,084
	Murray & Roberts Holdings Ltd.	4,385,736	4,059
	City Lodge Hotels Ltd.	354,457	4,029
	Peregrine Holdings Ltd.	1,653,556	3,595
^	Astral Foods Ltd.	400,970	3,497
^	Lewis Group Ltd.	959,333	3,005
	Rebosis Property Fund Ltd.	3,740,291	2,889
	Oceana Group Ltd.	348,301	2,765
^	PPC Ltd.	4,676,000	2,655
*	Royal Bafokeng Platinum Ltd.	704,065	2,633
^	Adcock Ingram Holdings Ltd.	759,450	2,619
^,*	ArcelorMittal South Africa Ltd.	4,168,266	2,557
*	Consolidated Infrastructure Group Ltd.	1,334,286	2,536
	Metair Investments Ltd.	1,696,504	2,508
	Hudaco Industries Ltd.	312,600	2,308
	Clover Industries Ltd.	1,492,422	2,067
^	Invicta Holdings Ltd.	444,688	1,883
*	Pinnacle Holdings Ltd.	1,571,972	1,868
	Raubex Group Ltd.	1,335,821	1,839
	Group Five Ltd.	932,774	1,530
	Adcorp Holdings Ltd.	1,091,890	1,417
*	Aveng Ltd.	4,453,856	1,278
	Merafe Resources Ltd.	10,251,165	651
*	Adbee Rf Ltd.	4,124	10
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
*	African Bank Investments Ltd.	7,766,579	—
			3,611,889
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	1,116,493	1,536,269

	Samsung Electronics Co. Ltd. Preference Shares	192,455	217,537
	Hyundai Motor Co.	1,600,125	188,802
	NAVER Corp.	292,707	185,718
	SK Hynix Inc.	5,855,390	180,311
	Hyundai Mobis Co. Ltd.	735,537	167,726
	Shinhan Financial Group Co. Ltd.	4,246,123	151,736
	POSCO	685,182	138,836
	KT&G Corp.	1,221,829	132,129
	Amorepacific Corp.	348,742	120,746
	KB Financial Group Inc.	3,665,774	116,399
	Korea Electric Power Corp.	2,024,862	110,859
	Kia Motors Corp.	2,850,478	107,379
	LG Chem Ltd.	482,031	105,052
	Samsung C&T Corp.	737,939	89,328
	SK Innovation Co. Ltd.	673,577	88,763
	LG Household & Health Care Ltd.	97,205	87,555
	Samsung Fire & Marine Insurance Co. Ltd.	360,976	86,021
	Hana Financial Group Inc.	3,269,456	80,499
^,*	Celltrion Inc.	801,325	74,519
	Samsung Life Insurance Co. Ltd.	812,739	70,707
	SK Holdings Co. Ltd.	370,151	69,062
	LG Display Co. Ltd.	2,483,862	68,866
^,*	Hyundai Heavy Industries Co. Ltd.	517,226	58,167
	Samsung SDI Co. Ltd.	605,500	57,243
	LG Electronics Inc.	1,193,802	57,088
	LG Corp.	988,196	56,132
	SK Telecom Co. Ltd.	250,783	51,534
	Samsung SDS Co. Ltd.	358,204	50,322
	Korea Zinc Co. Ltd.	109,205	49,814
	Korea Aerospace Industries Ltd.	656,765	47,306
	Coway Co. Ltd.	589,969	45,100
	Kangwon Land Inc.	1,190,890	43,591
	Korea Electric Power Corp. ADR	1,599,634	43,494
	Lotte Chemical Corp.	159,298	43,284
	NCSoft Corp.	189,420	42,569
	AMOREPACIFIC Group	309,857	39,972
	Hankook Tire Co. Ltd.	816,095	39,528
^	Hanmi Pharm Co. Ltd.	70,383	38,464
	Hyundai Steel Co.	815,744	37,004
	Hyundai Motor Co. 2nd Preference Shares	402,774	36,144
	Orion Corp.	43,404	35,750
	E-MART Inc.	229,111	33,471
	Hyosung Corp.	258,417	32,114
	S-Oil Corp.	457,235	31,484
	Industrial Bank of Korea	2,885,517	30,557
	Hyundai Glovis Co. Ltd.	202,825	30,464
	Samsung Electro-Mechanics Co. Ltd.	605,458	29,892
	Woori Bank	3,280,785	29,604
	Dongbu Insurance Co. Ltd.	519,836	29,549
	Shinhan Financial Group Co. Ltd. ADR	787,617	28,110
	CJ CheilJedang Corp.	79,817	28,108
^	Kakao Corp.	342,735	27,822
	Hyundai Development Co-Engineering & Construction	671,248	26,612
	Hyundai Engineering & Construction Co. Ltd.	794,582	26,217
	CJ Corp.	143,347	25,699
	BNK Financial Group Inc.	3,182,920	25,049
	GS Holdings Corp.	567,582	24,525

	LG Uplus Corp.	2,383,521	23,331
	Amorepacific Corp. Preference Shares	115,520	23,233
	Daelim Industrial Co. Ltd.	301,151	22,625
	Yuhan Corp.	82,393	22,545
	Hyundai Motor Co. Preference Shares	250,526	21,796
	KCC Corp.	60,220	21,226
	Hanwha Chemical Corp.	894,909	20,472
	Samsung Securities Co. Ltd.	592,868	20,059
	Lotte Shopping Co. Ltd.	116,090	20,020
^	BGF retail Co. Ltd.	110,457	19,746
	Hanwha Techwin Co. Ltd.	401,737	19,429
	S-1 Corp.	208,545	18,938
	Hanon Systems	1,827,870	18,733
	Hyundai Department Store Co. Ltd.	168,253	18,668
	KT Corp.	653,991	18,534
^	Hotel Shilla Co. Ltd.	343,220	18,290
	Hyundai Marine & Fire Insurance Co. Ltd.	672,404	18,179
	KB Financial Group Inc. ADR	559,470	17,769
	Korea Investment Holdings Co. Ltd.	416,249	17,473
^	Hanssem Co. Ltd.	112,936	17,357
	Medy-Tox Inc.	44,783	17,349
	Mirae Asset Securities Co. Ltd.	720,428	17,146
	Hanwha Corp.	530,399	16,896
^	Mando Corp.	72,185	16,785
	Hanmi Science Co. ltd	129,355	16,645
	Mirae Asset Daewoo Co. Ltd.	2,042,420	16,601
^,*	OCI Co. Ltd.	197,915	16,503
^,*	Samsung Engineering Co. Ltd.	1,733,009	16,471
^,*	Kumho Tire Co. Inc.	1,741,598	15,503
^,*	ViroMed Co. Ltd.	134,520	15,325
^,*	Samsung Heavy Industries Co. Ltd.	1,654,128	14,751
	Kolon Industries Inc.	187,746	14,619
	KEPCO Plant Service & Engineering Co. Ltd.	233,470	14,305
^,*	CJ Korea Express Corp.	78,786	14,112
	Samsung Card Co. Ltd.	357,403	13,803
	Hyundai Wia Corp.	176,467	13,558
	Hanwha Life Insurance Co. Ltd.	2,624,789	13,541
	NH Investment & Securities Co. Ltd.	1,452,398	13,520
	DGB Financial Group Inc.	1,676,597	13,506
	POSCO ADR	264,145	13,387
	LG Chem Ltd. Preference Shares	83,305	13,225
	CJ E&M Corp.	207,369	13,166
^	Korea Kolmar Co. Ltd.	152,299	12,926
	Doosan Heavy Industries & Construction Co. Ltd.	543,718	12,783
	LG Innotek Co. Ltd.	158,903	12,704
^,*	GS Engineering & Construction Corp.	481,772	12,384
	Shinsegae Co. Ltd.	74,736	12,161
^,*	Daewoo Engineering & Construction Co. Ltd.	2,179,137	12,135
^	SK Chemicals Co. Ltd.	201,353	12,026
	LG Household & Health Care Ltd. Preference Shares	23,018	12,016
^	Doosan Corp.	118,171	11,908
^	CJ CGV Co. Ltd.	143,340	11,729
^,*	LIG Nex1 Co. Ltd.	121,576	11,354
	Cheil Worldwide Inc.	704,110	11,323
	Hyundai Securities Co. Ltd.	1,835,070	11,295
^,*	Com2uSCorp	109,322	11,290
	Korea Gas Corp.	289,566	10,973

^	Meritz Securities Co. Ltd.	3,258,036	10,970
	Korean Reinsurance Co.	1,001,924	10,826
	Kumho Petrochemical Co. Ltd.	195,499	10,626
^,*	Doosan Infracore Co. Ltd.	1,488,248	10,623
^	NongShim Co. Ltd.	35,254	10,595
^,*	NHN Entertainment Corp.	179,000	10,536
*	Korean Air Lines Co. Ltd.	407,895	10,375
^	Youngone Corp.	326,841	10,355
	Dongsuh Cos. Inc.	346,581	10,100
	KB Insurance Co. Ltd.	394,988	10,019
	Lotte Chilsung Beverage Co. Ltd.	6,740	9,942
	Lotte Confectionery Co. Ltd.	58,539	9,908
^	Ottogi Corp.	14,103	9,858
	Hyundai Greenfood Co. Ltd.	587,933	9,752
	Posco Daewoo Corp.	500,116	9,583
^	Green Cross Corp.	60,865	9,529
	SK Networks Co. Ltd.	1,651,564	9,180
	Green Cross Holdings Corp.	299,239	9,169
^,*	Ssangyong Cement Industrial Co. Ltd.	536,336	9,150
	LS Corp.	191,732	9,145
^,*	Komipharm International Co. Ltd.	336,671	9,097
^	Eo Technics Co. Ltd.	92,847	8,947
^	Innocean Worldwide Inc.	124,629	8,915
^	KIWOOM Securities Co. Ltd.	124,383	8,791
	LG International Corp.	269,179	8,775
^	Cosmax Inc.	66,982	8,678
^,*	LG Life Sciences Ltd.	130,372	8,485
^	Fila Korea Ltd.	105,105	8,305
^,*	Hyundai Mipo Dockyard Co. Ltd.	115,088	8,299
	Tongyang Inc.	2,535,689	8,149
^,*	Osstem Implant Co. Ltd.	118,988	8,102
	Meritz Fire & Marine Insurance Co. Ltd.	590,187	8,087
^,*	Hanall Biopharma Co. Ltd.	405,859	7,998
^	SK Materials Co. Ltd.	58,932	7,752
^	Kolon Life Science Inc.	54,418	7,651
^	GS Retail Co. Ltd.	168,636	7,605
	LG Hausys Ltd.	64,698	7,311
^	Paradise Co. Ltd.	497,115	7,111
^	Chong Kun Dang Pharmaceutical Corp.	69,138	6,901
^,*	Pan Ocean Co. Ltd.	2,086,926	6,857
*	Hugel Inc.	21,823	6,815
^	Samyang Holdings Corp.	63,090	6,807
^	JW Pharmaceutical Corp.	130,986	6,775
	Hyundai Home Shopping Network Corp.	62,142	6,741
^	Korea Petrochemical Ind Co. Ltd.	31,668	6,664
^,*	HLB Inc.	360,519	6,656
^,*	Ilyang Pharmaceutical Co. Ltd.	145,820	6,440
^	Seoul Semiconductor Co. Ltd.	428,427	6,423
^,*	DIO Corp.	124,717	6,376
	LS Industrial Systems Co. Ltd.	163,767	6,357
^	Hansol Chemical Co. Ltd.	88,311	6,304
^,*	WONIK IPS Co. Ltd.	281,198	6,238
^	Hite Jinro Co. Ltd.	309,642	6,222
	JB Financial Group Co. Ltd.	1,165,106	6,213
^,*	iNtRON Biotechnology Inc.	133,995	6,168
	Daou Technology Inc.	257,390	6,130
^	Hana Tour Service Inc.	94,673	6,102

^	Lotte Food Co. Ltd.	8,383	6,101
^	LOTTE Fine Chemical Co. Ltd.	191,133	6,077
^	Bukwang Pharmaceutical Co. Ltd.	222,874	6,070
	Korea Electric Terminal Co. Ltd.	75,913	5,954
^,*	Medipost Co. Ltd.	78,716	5,942
^,*	Hyundai Elevator Co. Ltd.	107,269	5,923
^,*	Genexine Co. Ltd.	118,509	5,838
	SKC Co. Ltd.	214,700	5,741
^	Daesang Corp.	208,267	5,658
^,*	Chabiotech Co. Ltd.	391,908	5,629
^	SFA Engineering Corp.	104,254	5,624
	Poongsan Corp.	199,797	5,550
^	IS Dongseo Co. Ltd.	101,944	5,530
^,*	Caregen Co. Ltd.	44,768	5,506
	Young Poong Corp.	5,467	5,497
^	Korea Real Estate Investment & Trust Co. Ltd.	1,837,546	5,490
	Soulbrain Co. Ltd.	93,918	5,458
^,*	Dongbu HiTek Co. Ltd.	341,683	5,436
^	Koh Young Technology Inc.	129,673	5,421
^	Dong-A ST Co. Ltd.	51,119	5,275
	Hankook Tire Worldwide Co. Ltd.	284,173	5,248
^	Hanjin Kal Corp.	329,951	5,193
*	Dongkuk Steel Mill Co. Ltd.	636,882	5,172
^	LOTTE Himart Co. Ltd.	129,190	5,165
	Handsome Co. Ltd.	147,965	5,152
^,*	SM Entertainment Co.	185,255	5,127
^,*	Binex Co. Ltd.	265,599	5,011
^	Hansae Co. Ltd.	180,395	4,969
	GS Home Shopping Inc.	32,624	4,955
	CJ O Shopping Co. Ltd.	34,199	4,944
^,*	Hyundai Rotem Co. Ltd.	258,548	4,931
^,*	Seegene Inc.	151,568	4,923
^,*	GemVax & Kael Co. Ltd.	296,580	4,840
^,*	Loen Entertainment Inc.	66,739	4,832
^	Dae Hwa Pharmaceutical Co. Ltd.	127,958	4,774
	Taekwang Industrial Co. Ltd.	5,877	4,712
	Grand Korea Leisure Co. Ltd.	202,604	4,707
^	Dong-A Socio Holdings Co. Ltd.	31,516	4,623
^,*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,151,063	4,604
^	Amicogen Inc.	86,727	4,523
	Nexen Tire Corp.	371,111	4,465
	LG Electronics Inc. Preference Shares	181,340	4,448
	Halla Holdings Corp.	78,900	4,448
^	Partron Co. Ltd.	419,492	4,441
	S&T Motiv Co. Ltd.	81,223	4,409
	InBody Co. Ltd.	121,006	4,390
*	Asiana Airlines Inc.	1,011,246	4,355
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	28,175	4,306
^	Samlip General Foods Co. Ltd.	24,504	4,203
^,*	It's Skin Co. Ltd.	63,667	4,202
^	DuzonBizon Co. Ltd.	197,329	4,100
^,*	ATGen Co. Ltd.	92,436	4,099
^	Daewoong Pharmaceutical Co. Ltd.	47,435	4,033
^	Huchems Fine Chemical Corp.	230,796	4,028
^	Dongwon Industries Co. Ltd.	15,930	4,019
^	Meritz Financial Group Inc.	360,399	3,991
^	Hanwha General Insurance Co. Ltd.	628,558	3,951

^,*	Foosung Co. Ltd.	563,634	3,910
	LEENO Industrial Inc.	102,082	3,834
^,*	Gamevil Inc.	54,909	3,829
^	Hanjin Transportation Co. Ltd.	134,377	3,824
	NICE Holdings Co. Ltd.	217,775	3,793
^	YG Entertainment Inc.	108,792	3,709
	Tongyang Life Insurance Co. Ltd.	383,786	3,686
^	KEPCO Engineering & Construction Co. Inc.	130,504	3,669
	LF Corp.	195,827	3,653
^,*	Hansol Technics Co. Ltd.	191,102	3,582
	Able C&C Co. Ltd.	124,360	3,580
^	Hansol Paper Co. Ltd.	174,491	3,557
	Samyang Corp.	40,707	3,524
^,*	Jusung Engineering Co. Ltd.	354,378	3,501
^	Dawonsys Co. Ltd.	149,507	3,484
^	JW Holdings Corp.	327,617	3,469
	Kwang Dong Pharmaceutical Co. Ltd.	406,595	3,455
	Cell Biotech Co. Ltd.	61,966	3,448
	Daishin Securities Co. Ltd.	362,678	3,422
^,*	NUTRIBIOTECH Co. Ltd.	54,167	3,385
^	Binggrae Co. Ltd.	60,180	3,383
^	AK Holdings Inc.	56,553	3,355
^,*	DoubleUGames Co. Ltd.	98,910	3,342
*	Huons Co. Ltd.	41,123	3,304
^,*	Pharmicell Co. Ltd.	556,953	3,222
^	Muhak Co. Ltd.	151,444	3,211
^,*	Leaders Cosmetics Co. Ltd.	127,497	3,209
^,*	i-SENS Inc.	93,040	3,193
^,*	SK Securities Co. Ltd.	2,884,772	3,137
^	Ahnlab Inc.	62,323	3,123
^,*	Yuanta Securities Korea Co. Ltd.	932,096	3,070
^,*	Posco ICT Co. Ltd.	560,362	3,070
^,*	Webzen Inc.	182,129	3,059
	Namyang Dairy Products Co. Ltd.	4,992	3,043
^	Chongkundang Holdings Corp.	36,515	3,039
	Youngone Holdings Co. Ltd.	54,866	2,973
^,*	Emerson Pacific Inc.	86,198	2,958
^	Korea Kolmar Holdings Co. Ltd.	69,979	2,953
	Hanil Cement Co. Ltd.	38,283	2,953
^	Silicon Works Co. Ltd.	104,007	2,935
^,*	Hanjin Shipping Co. Ltd.	1,549,530	2,915
^	Lutronic Corp.	78,025	2,903
^,*	Seobu T&D	157,192	2,902
^	iMarketKorea Inc.	257,760	2,891
	Sebang Global Battery Co. Ltd.	83,239	2,878
^,*	Ssangyong Motor Co.	444,548	2,862
^	Hancom Inc.	165,042	2,853
^	SK Gas Ltd.	37,482	2,848
^	Seah Besteel Corp.	118,383	2,839
^	NS Shopping Co. Ltd.	17,672	2,822
	Maeil Dairy Industry Co. Ltd.	80,998	2,804
	KT Skylife Co. Ltd.	170,178	2,783
^	Hankook Shell Oil Co. Ltd.	6,866	2,746
	Mirae Asset Life Insurance Co. Ltd.	713,273	2,697
^	Hyundai Livart Furniture Co. Ltd.	113,793	2,653
	Byucksan Corp.	455,766	2,621
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	652,139	2,610

^	Humedix Co. Ltd.	66,329	2,572
	Daeduck Electronics Co.	365,585	2,570
	CJ CheilJedang Corp. Preference Shares	14,124	2,561
	KISWIRE Ltd.	77,149	2,548
	Samchully Co. Ltd.	26,712	2,542
^,*	CUROCOM Co. Ltd.	854,191	2,506
^,*	Korea Line Corp.	143,725	2,494
	KT Corp. ADR	162,500	2,480
^,*	Naturalendo Tech Co. Ltd.	149,510	2,458
^	Sungwoo Hitech Co. Ltd.	333,390	2,438
	Modetour Network Inc.	99,680	2,377
^	Dongwon F&B Co. Ltd.	11,353	2,364
^,*	Woongjin Thinkbig Co. Ltd.	233,971	2,339
	CJ Hellovision Co. Ltd.	281,771	2,324
^,*	Kumho Industrial Co. Ltd.	287,195	2,296
*	Hansol Holdings Co. Ltd.	360,199	2,293
^,*	Peptron Inc.	50,593	2,288
^	Crown Confectionery Co. Ltd.	68,990	2,254
^	NICE Information Service Co. Ltd.	349,035	2,232
^	Cuckoo Electronics Co. Ltd.	16,736	2,230
^,*	ICD Co. Ltd.	156,164	2,224
	Humax Co. Ltd.	169,909	2,216
	Daekyo Co. Ltd.	296,959	2,213
^	Kolon Corp.	37,442	2,207
^,*	CrucialTec Co. Ltd.	232,207	2,201
*	Taeyoung Engineering & Construction Co. Ltd.	404,962	2,201
^,*	COSON Co. Ltd.	153,542	2,191
*	Green Cross Cell Corp.	67,461	2,185
^	Cosmax BTI Inc	44,704	2,133
	Shinyoung Securities Co. Ltd.	46,905	2,111
	Daeduck GDS Co. Ltd.	175,573	2,086
	POSCO Chemtech Co. Ltd.	204,060	2,033
^	Interpark Holdings Corp.	381,112	2,026
^	Kolao Holdings	273,773	2,021
	Kwangju Bank	237,006	2,008
^,*	WeMade Entertainment Co. Ltd.	92,759	1,990
	GOLFZON Co. Ltd.	29,615	1,976
	Daewoong Co. Ltd.	35,425	1,974
^	Coreana Cosmetics Co. Ltd.	285,673	1,971
^	KONA I Co. Ltd.	122,760	1,959
^	Lock&Lock Co. Ltd.	168,449	1,937
	SL Corp.	147,249	1,899
^	Samsung Pharmaceutical Co. Ltd.	305,787	1,898
^	CJ Freshway Corp.	47,529	1,894
	Hyundai Corp.	89,854	1,882
^	Eusu Holdings Co. Ltd.	198,139	1,857
	S&T Dynamics Co. Ltd.	209,545	1,846
*	Taewoong Co. Ltd.	96,365	1,830
	E1 Corp.	31,509	1,817
^	Sindoh Co. Ltd.	39,122	1,806
^,*	Agabang&Company	241,830	1,794
^,*	Wonik Holdings Co. Ltd.	255,089	1,780
^	Huons Global Co. Ltd.	38,369	1,764
	SeAH Steel Corp.	28,037	1,750
^	Namhae Chemical Corp.	221,463	1,749
^,*	Lumens Co. Ltd.	422,640	1,729
^,*	Neowiz Games Corp.	133,677	1,679

^,*	3S Korea Co. Ltd.	488,350	1,670
^	KH Vatec Co. Ltd.	150,882	1,661
	KISCO Corp.	45,253	1,613
	Dae Han Flour Mills Co. Ltd.	10,130	1,601
^,*	Duk San Neolux Co. Ltd.	58,842	1,600
^	SBS Media Holdings Co. Ltd.	575,528	1,563
^,*	Insun ENT Co. Ltd.	311,446	1,557
^,*	SFA Semicon Co. Ltd.	658,727	1,552
^,*	Eugene Investment & Securities Co. Ltd.	600,109	1,541
	Kyobo Securities Co. Ltd.	165,427	1,538
	Youlchon Chemical Co. Ltd.	120,896	1,505
^,*	Interflex Co. Ltd.	100,292	1,489
^	Sung Kwang Bend Co. Ltd.	177,420	1,463
^	Seoyon E-Hwa Co. Ltd.	120,600	1,400
	Daishin Securities Co. Ltd. Preference Shares	203,122	1,394
^	GOLFZONYUWONHOLDINGS Co. Ltd.	184,995	1,392
^,*	Hanwha Investment & Securities Co. Ltd.	473,855	1,333
^,*	Duksan Hi-Metal Co. Ltd.	171,965	1,325
^	TK Corp.	149,013	1,159
^,*	KTB Investment & Securities Co. Ltd.	438,100	1,157
^	NEPES Corp.	147,659	1,112
	DY Corp.	195,100	1,099
	Sam Young Electronics Co. Ltd.	98,194	1,074
^,*	China Ocean Resources Co. Ltd.	879,368	1,049
^,*	Doosan Engine Co. Ltd.	255,435	1,033
^	Seoyon Co. Ltd.	100,897	998
	INTOPS Co. Ltd.	55,125	982
	MegaStudy Co. Ltd.	25,036	754
^	Hyundai C&F Inc.	46,503	741
*	Dongbu Securities Co. Ltd.	209,650	722
	Samsung Electronics Co. Ltd. GDR	1,020	701
	Hitejinro Holdings Co. Ltd.	53,196	650
^,*	Iljin Display Co. Ltd.	126,642	512
	MegaStudyEdu Co. Ltd.	12,169	512
^,*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	509
^,*	Taihan Electric Wire Co. Ltd.	105,490	211
*	Samsung Pharmaceutical Co. Ltd. Rights Exp. 08/23/2016	71,781	148
	SK Telecom Co. Ltd. ADR	6,340	145
*	Tera Resource Co. Ltd.	209,223	9
*	CNK International Co. Ltd.	259,916	—
			7,516,200
Spain (2.0%)
	Banco Santander SA	156,309,652	663,583
	Telefonica SA	47,285,847	463,158
	Banco Bilbao Vizcaya Argentaria SA	71,107,740	415,125
	Iberdrola SA	59,762,866	410,628
	Industria de Diseno Textil SA	11,697,832	404,557
	Amadeus IT Holding SA	4,583,806	215,214
*	Repsol SA	12,083,770	153,061
*	Red Electrica Corp. SA	4,768,844	109,230
*	Ferrovial SA	5,261,274	108,900
2	Aena SA	710,997	102,556
^	Abertis Infraestructuras SA	6,436,911	101,261
	Grifols SA	3,662,806	80,294
	Enagas SA	2,498,870	76,183
	Endesa SA	3,513,097	73,801
*	Banco de Sabadell SA	52,905,995	72,348

	CaixaBank SA	28,759,247	72,214
	Gas Natural SDG SA	3,395,677	70,239
*	ACS Actividades de Construccion y Servicios SA	1,864,562	53,467
	Bankinter SA	7,581,700	52,885
	Gamesa Corp. Tecnologica SA	2,461,792	52,236
	Grifols SA Preference Shares	2,833,304	47,746
*	Banco Popular Espanol SA	33,975,287	47,588
	Distribuidora Internacional de Alimentacion SA	6,795,657	42,384
	Merlin Properties Socimi SA	3,546,905	40,636
	Bankia SA	50,797,799	38,984
	Viscofan SA	514,441	27,522
^	Mapfre SA	11,139,678	27,263
2	Cellnex Telecom SAU	1,537,466	27,214
^	Bolsas y Mercados Espanoles SHMSF SA	847,181	25,455
	Mediaset Espana Comunicacion SA	1,993,635	22,913
	Ebro Foods SA	947,314	21,606
^,*	Acerinox SA	1,579,839	21,125
	Acciona SA	282,162	20,827
	Zardoya Otis SA	2,086,365	20,477
*	Inmobiliaria Colonial SA	2,583,517	20,443
	Prosegur Cia de Seguridad SA	2,306,625	15,682
^,*	Indra Sistemas SA	1,279,523	15,514
	Applus Services SA	1,450,774	15,423
	Melia Hotels International SA	1,264,778	15,006
	Grupo Catalana Occidente SA	489,703	13,758
^	Hispania Activos Inmobiliarios SOCIMI SA	986,458	13,204
	Faes Farma SA	2,837,807	11,204
	Almirall SA	668,172	10,732
	Vidrala SA	173,285	10,712
*	NH Hotel Group SA	2,349,565	10,695
	Banco Santander SA ADR	2,701,820	10,416
^	Tecnicas Reunidas SA	331,712	10,287
	Cia de Distribucion Integral Logista Holdings SA	422,078	10,188
	CIE Automotive SA	513,728	9,977
2,*	Euskaltel SA	1,052,773	9,447
	Axiare Patrimonio SOCIMI SA	633,737	8,646
	Corp Financiera Alba SA	195,884	8,333
	Construcciones y Auxiliar de Ferrocarriles SA	20,317	7,403
^	Atresmedia Corp. de Medios de Comunicacion SA	621,309	6,507
^	Obrascon Huarte Lain SA	1,634,344	6,081
^	Sacyr SA	3,105,862	5,469
^,*	Pharma Mar SA	1,724,416	4,433
	Ence Energia y Celulosa SA	1,447,378	3,656
^,*	Promotora de Informaciones SA	538,452	3,190
	Papeles y Cartones de Europa SA	546,341	3,179
*	Fomento de Construcciones y Contratas SA	303,405	2,498
*	Liberbank SA	2,850,951	2,179
^,*	Deoleo SA	3,191,507	714
^,*	Let's GOWEX SA	155,449	—
*	Pescanova SA	63,151	—
			4,447,656
Sweden (2.1%)
	Hennes & Mauritz AB Class B	10,483,799	316,590
	Nordea Bank AB	35,078,197	312,535
	Telefonaktiebolaget LM Ericsson Class B	32,875,740	245,167
	Swedbank AB Class A	11,637,751	244,330
	Assa Abloy AB Class B	10,367,962	227,453

	Svenska Cellulosa AB SCA Class B	6,592,240	195,979
	Atlas Copco AB Class A	6,841,728	192,059
	Svenska Handelsbanken AB Class A	15,911,612	191,306
	Volvo AB Class B	17,067,699	181,868
	Investor AB Class B	5,000,349	172,222
	Skandinaviska Enskilda Banken AB Class A	16,044,977	140,684
	Telia Co. AB	28,717,471	131,043
	Sandvik AB	11,892,845	127,429
	Hexagon AB Class B	2,830,745	111,661
	Atlas Copco AB Class B	4,311,120	110,238
	Skanska AB Class B	3,982,624	84,664
	Swedish Match AB	2,078,119	75,809
	Electrolux AB Class B	2,450,736	66,396
	Boliden AB	3,013,743	66,333
	SKF AB	4,166,487	66,011
*	Kinnevik AB	2,231,970	56,923
	Meda AB Class A	3,033,772	56,584
	Securitas AB Class B	3,372,500	55,491
	Alfa Laval AB	3,438,906	54,199
	Trelleborg AB Class B	2,683,987	48,922
	Castellum AB	3,011,080	45,540
	Getinge AB	2,004,280	40,625
	Industrivarden AB Class A	2,137,875	39,129
^	ICA Gruppen AB	1,086,915	36,366
	Husqvarna AB	4,137,603	35,515
^	Fingerprint Cards AB Class B	2,883,807	33,667
*	Lundin Petroleum AB	1,938,491	32,136
^	Elekta AB Class B	3,915,885	31,160
	Industrivarden AB	1,816,247	30,558
	Tele2 AB	3,469,985	29,316
	BillerudKorsnas AB	1,681,219	29,222
*	Fastighets AB Balder Class B	1,020,040	27,881
	Fabege AB	1,449,819	25,885
	Hexpol AB	2,726,340	24,257
	Loomis AB Class B	778,900	22,470
*	Swedish Orphan Biovitrum AB	1,739,102	22,210
	NCC AB Class B	919,496	22,175
*	Nibe Industrier AB Class B	2,529,028	21,722
	Indutrade AB	1,020,644	21,584
	AAK AB	280,749	20,756
	Axfood AB	1,147,367	20,618
	Hufvudstaden AB Class A	1,213,917	20,273
	Wallenstam AB	2,188,855	19,093
	Holmen AB	536,461	18,165
2	Thule Group AB	1,130,514	18,138
	L E Lundbergforetagen AB Class B	287,692	17,312
*	NetEnt AB	2,019,950	17,095
	Wihlborgs Fastigheter AB	729,476	16,174
	Saab AB Class B	467,120	16,040
	Modern Times Group MTG AB Class B	600,020	15,642
^,*	SSAB AB Class B	6,133,286	15,179
	Lifco AB Class B	499,256	15,145
	Kungsleden AB	1,977,326	14,732
	Peab AB	1,781,543	14,318
	JM AB	538,539	13,964
2,*	Attendo AB	1,403,336	13,901
	Sweco AB Class B	745,082	13,656

	Investment AB Latour Class B	343,722	13,347
	Intrum Justitia AB	401,493	12,890
*	Betsson AB	1,373,509	12,884
	Com Hem Holding AB	1,452,975	12,408
	Bilia AB	477,494	12,244
2,*	Dometic Group AB	1,702,841	11,945
	Hemfosa Fastigheter AB	1,034,156	11,087
	Avanza Bank Holding AB	307,830	11,011
	Ratos AB	2,178,203	11,009
*	Bonava AB	934,132	10,884
	AF AB	587,870	10,687
	Pandox AB	570,796	9,747
	Atrium Ljungberg AB	523,787	8,837
^,*	SSAB AB Class A	2,550,512	8,020
	Melker Schorling AB	114,301	7,267
	Nobia AB	752,792	7,071
	Haldex AB	507,645	6,243
	Lindab International AB	661,174	6,169
2	Bravida Holding AB	907,268	6,015
	Bure Equity AB	579,991	5,948
	Concentric AB	460,047	5,619
	Klovern AB Preference Shares	151,802	5,452
	Klovern AB	4,115,982	5,267
	SAS AB Preference Shares	74,051	4,803
*	Investment AB Oresund	300,528	4,667
	Svenska Handelsbanken AB Class B	370,438	4,593
	Rezidor Hotel Group AB	1,103,215	4,587
	Clas Ohlson AB	266,193	4,441
^	Mekonomen AB	166,467	3,852
*	Collector AB	267,979	3,678
	SkiStar AB	219,401	3,460
^,*	SAS AB	1,411,185	2,770
	SKF AB Class A	172,368	2,751
	Fastighets AB Balder Preference Shares	68,487	2,695
	Nordnet AB	740,480	2,458
	Sagax AB Preference Shares	584,114	2,348
	Hemfosa Fastigheter AB Preference Shares	104,598	1,993
	Ratos AB Preference Shares	7,795	1,738
	NCC AB Class A	40,678	979
*	Bonava AB Class B	40,678	468
	Axis Communications AB	1,789	74
			4,667,921
Switzerland (6.0%)
	Nestle SA	34,049,152	2,728,448
	Novartis AG	26,088,057	2,163,827
	Roche Holding AG	7,908,019	2,018,665
	UBS Group AG	39,951,893	549,223
	ABB Ltd.	21,512,044	456,961
	Syngenta AG	1,012,734	398,293
	Zurich Insurance Group AG	1,645,246	395,012
	Cie Financiere Richemont SA	5,639,414	342,831
	Swiss Re AG	3,729,885	312,663
	Credit Suisse Group AG	21,526,009	247,543
	Givaudan SA	101,993	209,467
	Actelion Ltd.	1,062,001	188,114
	LafargeHolcim Ltd.	3,939,503	187,327
	Geberit AG	407,168	157,028

SGS SA	56,402	124,775
Swisscom AG	252,064	124,003
Sika AG	23,160	108,499
Lonza Group AG	572,206	107,758
Julius Baer Group Ltd.	2,415,020	99,026
Adecco Group AG	1,782,828	97,852
Partners Group Holding AG	201,857	92,322
^ Swatch Group AG (Bearer)	335,848	87,940
Schindler Holding AG	445,923	85,500
Swiss Life Holding AG	354,212	80,799
Chocoladefabriken Lindt & Sprungli AG Registered Shares	1,131	79,907
Sonova Holding AG	574,190	78,607
Kuehne & Nagel International AG	555,079	77,859
Galenica AG	57,510	74,122
LafargeHolcim Ltd. XPAR	1,401,547	66,904
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	11,112	65,338
Swiss Prime Site AG	697,910	64,098
* Dufry AG	529,358	60,914
Baloise Holding AG	517,468	58,244
Clariant AG	3,043,571	52,940
PSP Swiss Property AG	438,418	44,203
EMS-Chemie Holding AG	80,569	44,086
Schindler Holding AG (Registered)	228,267	44,078
Straumann Holding AG	110,348	42,128
Temenos Group AG	642,350	39,721
Roche Holding AG (Bearer)	147,447	37,955
Georg Fischer AG	45,473	37,065
Helvetia Holding AG	66,081	33,184
Aryzta AG (Switzerland Shares)	846,900	31,817
* Flughafen Zuerich AG	168,538	31,594
Logitech International SA	1,568,609	31,314
^ BB Biotech AG	620,805	31,085
Barry Callebaut AG	21,349	27,903
Swatch Group AG (Registered)	531,660	27,141
dorma&kaba Holding AG	34,067	24,871
2 Sunrise Communications Group AG	369,335	23,863
Cembra Money Bank AG	309,924	22,250
Pargesa Holding SA	317,695	22,124
Banque Cantonale Vaudoise	31,465	21,299
ams AG	637,545	21,138
DKSH Holding AG	296,020	20,913
^ Panalpina Welttransport Holding AG	152,123	20,591
Tecan Group AG	125,285	20,135
GAM Holding AG	1,732,574	19,025
OC Oerlikon Corp. AG	1,934,720	18,106
Bucher Industries AG	71,619	17,785
Forbo Holding AG	13,401	17,140
Mobimo Holding AG	68,470	16,485
Valiant Holding AG	172,485	16,448
U-Blox AG	64,499	16,323
Belimo Holding AG	5,087	16,127
Emmi AG	24,017	15,476
Allreal Holding AG	104,274	15,405
Sulzer AG	144,930	14,715
Autoneum Holding AG	50,874	14,321
SFS Group AG	177,165	13,519
Gategroup Holding AG	223,273	12,230

	Rieter Holding AG	50,858	10,716
	Implenia AG	156,554	10,649
	Burckhardt Compression Holding AG	34,491	10,331
	Schweiter Technologies AG	10,124	10,235
	St. Galler Kantonalbank AG	24,214	9,956
	Huber & Suhner AG	158,158	9,202
	Valora Holding AG	30,741	8,882
	VZ Holding AG	29,152	8,705
*	COSMO Pharmaceuticals NV	52,297	8,424
	Kudelski SA	375,431	7,996
*	AFG Arbonia-Forster Holding AG	495,709	7,821
^	Vontobel Holding AG	166,327	7,671
	Daetwyler Holding AG	54,272	7,277
	Ypsomed Holding AG	35,727	7,087
^	Leonteq AG	104,335	6,763
	Ascom Holding AG	393,753	6,725
	Conzzeta AG	10,066	6,667
*	Bell AG	13,660	5,384
	Siegfried Holding AG	24,856	5,227
^	BKW AG	108,439	4,980
	APG SGA SA	11,609	4,934
*	Zehnder Group AG	109,816	4,251
^,*	Meyer Burger Technology AG	981,365	4,098
*	Basilea Pharmaceutica AG	55,305	4,027
	EFG International AG	823,494	3,924
	Vetropack Holding AG	2,346	3,686
*	Schmolz & Bickenbach AG	5,274,937	3,536
	Gategroup Holding AG	57,319	2,967
	Aryzta AG (Ireland Shares)	76,275	2,907
	Bachem Holding AG	32,512	2,645
	Swissquote Group Holding SA	106,112	2,631
	Plazza AG	10,477	2,527
^,*	Alpiq Holding AG	28,589	2,155
*	Orascom Development Holding AG	151,636	1,125
			13,172,483
Taiwan (3.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	246,405,463	1,331,005
	Hon Hai Precision Industry Co. Ltd.	150,240,786	414,605
	Formosa Plastics Corp.	54,160,091	132,159
	Delta Electronics Inc.	24,059,799	126,907
	Formosa Chemicals & Fibre Corp.	48,501,645	126,393
	MediaTek Inc.	16,114,807	123,037
	Largan Precision Co. Ltd.	1,111,376	119,482
	Nan Ya Plastics Corp.	62,916,907	119,193
	Chunghwa Telecom Co. Ltd.	32,439,456	115,923
	Uni-President Enterprises Corp.	53,278,204	108,887
	CTBC Financial Holding Co. Ltd.	185,253,588	102,278
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,590,388	99,741
	Fubon Financial Holding Co. Ltd.	80,117,018	99,699
	Cathay Financial Holding Co. Ltd.	87,726,012	98,684
	China Steel Corp.	137,577,848	95,174
	Mega Financial Holding Co. Ltd.	119,226,695	93,497
	Asustek Computer Inc.	7,794,168	67,816
	Taiwan Mobile Co. Ltd.	18,561,400	63,994
	Advanced Semiconductor Engineering Inc.	51,722,201	61,058
*	Quanta Computer Inc.	29,228,950	59,527
	Catcher Technology Co. Ltd.	8,175,800	57,004

* First Financial Holding Co. Ltd.	100,172,031	55,591
Pegatron Corp.	21,370,639	52,607
E.Sun Financial Holding Co. Ltd.	91,615,758	51,166
President Chain Store Corp.	6,209,351	50,449
Hotai Motor Co. Ltd.	4,541,000	45,623
Hua Nan Financial Holdings Co. Ltd.	82,239,349	44,889
Yuanta Financial Holding Co. Ltd.	127,424,764	44,779
Formosa Petrochemical Corp.	15,729,950	44,755
Cheng Shin Rubber Industry Co. Ltd.	20,461,828	42,715
Taiwan Cooperative Financial Holding Co. Ltd.	88,241,973	41,359
Far EasTone Telecommunications Co. Ltd.	17,562,000	40,377
Pou Chen Corp.	29,081,517	39,697
United Microelectronics Corp.	102,527,175	38,182
China Development Financial Holding Corp.	156,420,856	38,085
Taiwan Cement Corp.	35,359,700	37,588
* Taishin Financial Holding Co. Ltd.	93,294,407	37,474
Innolux Corp.	96,033,024	35,569
Lite-On Technology Corp.	23,655,383	35,476
Far Eastern New Century Corp.	44,305,806	34,623
Chunghwa Telecom Co. Ltd. ADR	949,980	34,323
SinoPac Financial Holdings Co. Ltd.	104,344,058	33,712
Chang Hwa Commercial Bank Ltd.	59,110,975	31,808
China Life Insurance Co. Ltd.	38,252,260	31,644
Compal Electronics Inc.	46,590,689	29,275
Foxconn Technology Co. Ltd.	12,019,762	29,169
Advantech Co. Ltd.	3,741,851	29,118
Hermes Microvision Inc.	617,509	26,317
AU Optronics Corp.	64,364,640	26,303
Inventec Corp.	33,666,315	26,167
Eclat Textile Co. Ltd.	2,232,668	25,026
HTC Corp.	8,111,792	24,192
Asia Cement Corp.	25,885,567	23,678
Siliconware Precision Industries Co. Ltd.	15,181,123	22,851
Wistron Corp.	28,245,573	22,470
Novatek Microelectronics Corp.	6,318,275	22,203
* Inotera Memories Inc.	26,050,002	21,279
Giant Manufacturing Co. Ltd.	3,083,319	20,819
WPG Holdings Ltd.	16,268,553	20,722
* Chailease Holding Co. Ltd.	11,490,410	20,402
Advanced Semiconductor Engineering Inc. ADR	3,474,310	19,977
Powertech Technology Inc.	7,833,955	19,938
Realtek Semiconductor Corp.	5,094,215	18,475
Vanguard International Semiconductor Corp.	9,848,000	17,860
Teco Electric and Machinery Co. Ltd.	20,007,000	17,734
Shin Kong Financial Holding Co. Ltd.	85,872,258	17,466
* Synnex Technology International Corp.	14,516,463	17,151
Feng TAY Enterprise Co. Ltd.	3,700,615	16,722
Micro-Star International Co. Ltd.	7,480,000	16,323
Chicony Electronics Co. Ltd.	6,325,316	15,652
Acer Inc.	32,517,682	15,502
Highwealth Construction Corp.	9,808,860	14,970
Phison Electronics Corp.	1,774,510	14,724
AU Optronics Corp. ADR	3,413,263	14,131
* Ruentex Development Co. Ltd.	11,742,758	14,088
Siliconware Precision Industries Co. Ltd. ADR	1,840,090	13,690
Merida Industry Co. Ltd.	2,716,440	12,585
St. Shine Optical Co. Ltd.	516,000	12,492

Ruentex Industries Ltd.	7,671,340	12,271
Hiwin Technologies Corp.	2,426,366	11,910
Win Semiconductors Corp.	6,328,005	11,617
* Airtac International Group	1,534,580	11,501
Taiwan Fertilizer Co. Ltd.	8,135,000	11,344
Simplo Technology Co. Ltd.	3,201,443	11,315
Kenda Rubber Industrial Co. Ltd.	6,964,132	11,135
* Taiwan Business Bank	42,181,370	11,125
* King Yuan Electronics Co. Ltd.	11,629,000	11,124
United Microelectronics Corp. ADR	5,851,621	11,060
Tripod Technology Corp.	5,387,023	11,033
Yageo Corp.	6,461,407	11,017
Formosa Taffeta Co. Ltd.	11,468,000	10,878
Standard Foods Corp.	4,344,063	10,804
* Walsin Lihwa Corp.	36,908,000	10,650
CTCI Corp.	7,516,000	10,605
Zhen Ding Technology Holding Ltd.	5,021,355	10,326
* Eva Airways Corp.	21,628,178	10,295
Eternal Materials Co. Ltd.	9,621,721	10,023
Accton Technology Corp.	5,645,800	9,807
Poya International Co. Ltd.	794,247	9,803
* Chroma ATE Inc.	3,843,800	9,694
Hota Industrial Manufacturing Co. Ltd.	2,127,000	9,689
Tong Yang Industry Co. Ltd.	5,315,126	9,567
PChome Online Inc.	847,262	9,529
Makalot Industrial Co. Ltd.	1,838,918	9,515
Land Mark Optoelectronics Corp.	586,000	9,369
Transcend Information Inc.	3,116,363	9,361
* LCY Chemical Corp.	7,668,288	9,355
Chipbond Technology Corp.	6,831,000	9,344
Tung Thih Electronic Co. Ltd.	680,000	9,230
* Winbond Electronics Corp.	30,612,000	9,215
Taiwan Secom Co. Ltd.	3,099,920	9,102
* Epistar Corp.	11,172,760	8,635
* Taiwan Paiho Ltd.	2,767,300	8,508
China Airlines Ltd.	28,691,646	8,436
King Slide Works Co. Ltd.	689,000	8,372
Yulon Motor Co. Ltd.	9,304,015	8,274
* Chin-Poon Industrial Co. Ltd.	3,692,000	8,108
TTY Biopharm Co. Ltd.	2,338,780	8,000
* Asia Pacific Telecom Co. Ltd.	23,070,848	7,998
King's Town Bank Co. Ltd.	10,794,000	7,923
Radiant Opto-Electronics Corp.	4,860,948	7,807
Grape King Bio Ltd.	1,151,000	7,725
Wistron NeWeb Corp.	2,833,581	7,577
eMemory Technology Inc.	744,000	7,490
Voltronic Power Technology Corp.	468,358	7,464
FLEXium Interconnect Inc.	2,791,257	7,454
* Evergreen Marine Corp. Taiwan Ltd.	19,185,438	7,432
Everlight Electronics Co. Ltd.	4,452,497	7,248
Cub Elecparts Inc.	594,531	7,209
Silergy Corp.	557,000	7,205
Waterland Financial Holdings Co. Ltd.	27,913,000	7,136
Taichung Commercial Bank Co. Ltd.	24,046,680	6,965
Elite Material Co. Ltd.	3,058,965	6,953
Ennoconn Corp.	461,223	6,916
TSRC Corp.	7,712,626	6,756

Far Eastern Department Stores Ltd.	11,732,977	6,716
Feng Hsin Steel Co. Ltd.	5,054,000	6,659
Walsin Technology Corp.	6,213,394	6,626
Gourmet Master Co. Ltd.	618,000	6,612
Gigabyte Technology Co. Ltd.	5,202,000	6,609
Parade Technologies Ltd.	743,805	6,608
Nan Kang Rubber Tire Co. Ltd.	7,414,209	6,566
Compeq Manufacturing Co. Ltd.	12,298,000	6,445
* Taiwan Glass Industry Corp.	15,196,747	6,434
Kinsus Interconnect Technology Corp.	2,956,000	6,388
Sino-American Silicon Products Inc.	5,808,428	6,344
* China Petrochemical Development Corp.	26,238,647	6,236
Capital Securities Corp.	22,732,175	6,216
Unimicron Technology Corp.	14,492,750	6,185
Clevo Co.	6,757,796	6,111
China Motor Corp.	7,991,000	6,053
Far Eastern International Bank	20,382,478	5,947
Tong Hsing Electronic Industries Ltd.	1,593,259	5,920
* WT Microelectronics Co. Ltd.	4,328,260	5,912
Cheng Uei Precision Industry Co. Ltd.	4,283,485	5,821
AmTRAN Technology Co. Ltd.	8,328,716	5,786
* E Ink Holdings Inc.	9,710,000	5,764
* Merry Electronics Co. Ltd.	1,961,976	5,607
China Steel Chemical Corp.	1,688,000	5,554
* Mitac Holdings Corp.	6,389,997	5,548
* Tainan Spinning Co. Ltd.	12,180,404	5,505
Qisda Corp.	15,182,880	5,502
Nanya Technology Corp.	4,590,773	5,430
TPK Holding Co. Ltd.	2,829,695	5,419
* Elan Microelectronics Corp.	4,562,000	5,415
Great Wall Enterprise Co. Ltd.	6,376,920	5,410
Yungtay Engineering Co. Ltd.	3,857,000	5,395
* Kinpo Electronics	14,200,000	5,326
Coretronic Corp.	5,605,000	5,293
Sercomm Corp.	2,439,000	5,284
Grand Pacific Petrochemical	10,008,000	5,276
Sinbon Electronics Co. Ltd.	2,189,000	5,226
* Pharmally International Holding Co. Ltd.	341,000	5,218
Tung Ho Steel Enterprise Corp.	9,019,842	5,159
Jih Sun Financial Holdings Co. Ltd.	23,363,891	5,156
Shin Zu Shing Co. Ltd.	1,511,000	5,124
PharmaEngine Inc.	752,349	5,095
Ginko International Co. Ltd.	491,800	5,086
* Sanyang Motor Co. Ltd.	7,255,540	4,935
Cleanaway Co. Ltd.	892,000	4,856
Oriental Union Chemical Corp.	7,887,700	4,845
Depo Auto Parts Ind Co. Ltd.	1,446,000	4,827
* Neo Solar Power Corp.	9,375,268	4,808
General Interface Solution Holding Ltd.	1,824,000	4,779
Primax Electronics Ltd.	3,480,000	4,778
Yeong Guan Energy Technology Group Co. Ltd.	895,000	4,731
Taiwan Hon Chuan Enterprise Co. Ltd.	3,225,496	4,690
Flytech Technology Co. Ltd.	1,389,919	4,688
* HannStar Display Corp.	27,278,060	4,617
Casetek Holdings Ltd.	1,136,000	4,588
Lien Hwa Industrial Corp.	6,824,677	4,558
* Motech Industries Inc.	4,330,100	4,514

Wan Hai Lines Ltd.	8,613,325	4,457
* Cathay Real Estate Development Co. Ltd.	9,934,000	4,453
* Bizlink Holding Inc.	717,000	4,415
Mercuries Life Insurance Co. Ltd.	8,638,481	4,388
Elite Advanced Laser Corp.	1,097,280	4,359
TA Chen Stainless Pipe	8,271,322	4,357
Huaku Development Co. Ltd.	2,573,087	4,300
Taiwan Shin Kong Security Co. Ltd.	3,264,950	4,266
YFY Inc.	14,294,515	4,256
Firich Enterprises Co. Ltd.	2,084,614	4,217
TXC Corp.	3,105,979	4,209
China Bills Finance Corp.	11,042,000	4,204
Formosa International Hotels Corp.	711,422	4,193
Greatek Electronics Inc.	3,408,000	4,186
Shinkong Synthetic Fibers Corp.	15,527,451	4,170
* Li Cheng Enterprise Co. Ltd.	829,000	4,167
International Games System Co. Ltd.	543,000	4,146
Namchow Chemical Industrial Co. Ltd.	1,900,000	4,141
Prince Housing & Development Corp.	12,422,559	4,129
Lung Yen Life Service Corp.	2,153,000	3,913
* Center Laboratories Inc.	1,795,000	3,905
Farglory Land Development Co. Ltd.	3,558,815	3,834
* Chaun-Choung Technology Corp.	809,000	3,832
Gigasolar Materials Corp.	265,600	3,827
Long Chen Paper Co. Ltd.	7,657,613	3,804
Wisdom Marine Lines Co. Ltd.	3,594,000	3,795
San Shing Fastech Corp.	2,002,014	3,794
Chong Hong Construction Co. Ltd.	2,084,416	3,781
China Synthetic Rubber Corp.	5,207,850	3,779
ScinoPharm Taiwan Ltd.	2,704,050	3,773
* Tatung Co. Ltd.	22,459,738	3,772
* Yang Ming Marine Transport Corp.	16,440,553	3,769
Goldsun Building Materials Co. Ltd.	14,514,830	3,700
Hu Lane Associate Inc.	826,000	3,699
USI Corp.	9,131,105	3,694
Taiwan TEA Corp.	7,421,000	3,688
Sporton International Inc.	652,465	3,662
Aten International Co. Ltd.	1,402,000	3,604
ITEQ Corp.	3,356,140	3,576
Sitronix Technology Corp.	1,076,000	3,576
Topco Scientific Co. Ltd.	1,508,553	3,555
AcBel Polytech Inc.	4,237,000	3,506
Ton Yi Industrial Corp.	7,817,850	3,493
President Securities Corp.	9,176,613	3,465
Cheng Loong Corp.	9,855,600	3,459
* Taiwan FamilyMart Co. Ltd.	519,000	3,440
Ardentec Corp.	5,242,473	3,439
* Taigen Biopharmaceuticals Holdings Ltd.	3,480,289	3,418
Wowprime Corp.	756,015	3,365
* Orient Semiconductor Electronics Ltd.	7,618,000	3,361
* Chlitina Holding Ltd.	573,300	3,330
* Microbio Co. Ltd.	4,028,907	3,294
U-Ming Marine Transport Corp.	4,424,000	3,259
YungShin Global Holding Corp.	2,226,850	3,253
* Medigen Biotechnology Corp.	1,271,032	3,231
Visual Photonics Epitaxy Co. Ltd.	2,575,750	3,230
* Ritek Corp.	25,850,000	3,223

Yieh Phui Enterprise Co. Ltd.	12,127,613	3,164
Xxentria Technology Materials Corp.	1,319,224	3,160
Basso Industry Corp.	1,006,200	3,144
A-DATA Technology Co. Ltd.	2,230,087	3,143
* Gintech Energy Corp.	4,258,904	3,138
Adlink Technology Inc.	1,531,614	3,131
China Metal Products	3,034,243	3,124
* Wei Chuan Foods Corp.	4,879,000	3,067
Taiwan Acceptance Corp.	1,374,000	3,058
United Integrated Services Co. Ltd.	2,033,000	3,041
* China Man-Made Fiber Corp.	12,463,000	3,040
Swancor Ind Co. Ltd.	808,000	3,006
Advanced Ceramic X Corp.	543,000	2,986
Getac Technology Corp.	3,868,000	2,916
IEI Integration Corp.	2,268,694	2,901
Faraday Technology Corp.	2,460,666	2,888
* Posiflex Technology Inc.	541,895	2,884
* Taiwan Styrene Monomer	5,395,342	2,859
Masterlink Securities Corp.	9,924,664	2,851
Wah Lee Industrial Corp.	1,889,000	2,833
Taiwan Semiconductor Co. Ltd.	2,331,000	2,820
Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	2,806
Taiwan Cogeneration Corp.	3,710,550	2,802
* TWi Pharmaceuticals Inc.	697,000	2,791
Pixart Imaging Inc.	1,190,711	2,774
Everlight Chemical Industrial Corp.	4,233,113	2,715
YC INOX Co. Ltd.	3,609,100	2,712
Universal Cement Corp.	4,017,515	2,698
Ambassador Hotel	3,269,000	2,676
Senao International Co. Ltd.	1,495,000	2,672
Nan Liu Enterprise Co. Ltd.	541,000	2,664
* Green Seal Holding Ltd.	576,900	2,662
Test Research Inc.	2,007,503	2,656
Taiwan Surface Mounting Technology Corp.	3,099,118	2,629
Elite Semiconductor Memory Technology Inc.	2,845,000	2,626
Globalwafers Co. Ltd.	1,251,000	2,565
Systex Corp.	1,558,000	2,560
Zeng Hsing Industrial Co. Ltd.	556,000	2,553
Syncmold Enterprise Corp.	1,559,000	2,546
Lextar Electronics Corp.	4,974,000	2,545
Hung Sheng Construction Ltd.	4,911,000	2,540
Advanced Wireless Semiconductor Co.	1,354,000	2,527
* Continental Holdings Corp.	7,500,900	2,524
Mercuries & Associates Holding Ltd.	4,200,641	2,523
Sigurd Microelectronics Corp.	3,486,000	2,520
Test Rite International Co. Ltd.	4,088,314	2,518
* XPEC Entertainment Inc.	776,871	2,511
D-Link Corp.	6,473,204	2,477
Lealea Enterprise Co. Ltd.	9,311,197	2,477
Radium Life Tech Co. Ltd.	7,791,865	2,470
Holtek Semiconductor Inc.	1,482,000	2,468
FocalTech Systems Co. Ltd.	2,684,098	2,452
Toung Loong Textile Manufacturing	880,000	2,442
* CyberTAN Technology Inc.	3,765,000	2,441
MIN AIK Technology Co. Ltd.	1,897,000	2,433
Taiwan PCB Techvest Co. Ltd.	2,629,153	2,432
* CMC Magnetics Corp.	19,641,364	2,417

Asia Vital Components Co. Ltd.	2,991,148	2,410
BES Engineering Corp.	14,101,000	2,405
UPC Technology Corp.	8,409,767	2,404
Rechi Precision Co. Ltd.	2,783,596	2,400
* Sampo Corp.	4,658,000	2,358
Taiwan Land Development Corp.	7,077,725	2,353
* Long Bon International Co. Ltd.	4,685,000	2,342
* Zinwell Corp.	1,839,000	2,319
* Shining Building Business Co. Ltd.	6,558,518	2,233
Soft-World International Corp.	979,620	2,214
Darwin Precisions Corp.	5,074,000	2,204
Sinyi Realty Inc.	2,453,238	2,195
Brogent Technologies Inc.	302,642	2,179
* Gigastorage Corp.	3,004,096	2,169
Chung-Hsin Electric & Machinery Manufacturing Corp.	3,742,250	2,165
Gloria Material Technology Corp.	4,272,136	2,164
Kinik Co.	1,243,000	2,136
Sunplus Technology Co. Ltd.	5,294,000	2,127
Holy Stone Enterprise Co. Ltd.	1,914,500	2,110
Pan-International Industrial Corp.	4,307,991	2,096
Formosan Rubber Group Inc.	4,348,000	2,085
OptoTech Corp.	5,260,000	2,072
* Asia Polymer Corp.	3,637,515	2,054
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	863,000	2,051
Pan Jit International Inc.	4,084,000	2,046
* Vivotek Inc.	680,006	2,041
* Ho Tung Chemical Corp.	8,736,250	2,041
Evergreen International Storage & Transport Corp.	4,895,000	2,019
* China General Plastics Corp.	3,898,920	2,012
Global Unichip Corp.	833,000	2,004
Kuoyang Construction Co. Ltd.	5,373,696	1,997
KEE TAI Properties Co. Ltd.	4,962,740	1,991
* Federal Corp.	4,474,777	1,985
* Asia Optical Co. Inc.	2,276,000	1,967
Nan Ya Printed Circuit Board Corp.	2,223,059	1,965
Rich Development Co. Ltd.	7,044,000	1,934
Dynapack International Technology Corp.	1,387,000	1,926
Kindom Construction Corp.	3,577,000	1,925
Topkey Corp.	601,000	1,912
TYC Brother Industrial Co. Ltd.	2,020,000	1,909
Hung Poo Real Estate Development Corp.	2,265,946	1,901
Alpha Networks Inc.	2,916,000	1,869
WUS Printed Circuit Co. Ltd.	2,604,000	1,867
Huang Hsiang Construction Corp.	1,714,000	1,855
* Li Peng Enterprise Co. Ltd.	7,477,615	1,851
Career Technology MFG. Co. Ltd.	3,245,000	1,838
CSBC Corp. Taiwan	3,965,100	1,832
* Taiwan Liposome Co. Ltd.	434,000	1,828
Lotes Co. Ltd.	692,000	1,813
Altek Corp.	2,489,353	1,794
Solartech Energy Corp.	3,284,364	1,792
* Sincere Navigation Corp.	2,899,000	1,789
* Lotus Pharmaceutical Co. Ltd.	889,000	1,761
Sonix Technology Co. Ltd.	1,594,000	1,759
Nien Hsing Textile Co. Ltd.	2,338,468	1,759
Tong-Tai Machine & Tool Co. Ltd.	2,326,218	1,755
* Green Energy Technology Inc.	2,937,405	1,741

Gemtek Technology Corp.	3,079,564	1,728
Etron Technology Inc.	4,120,000	1,715
Unizyx Holding Corp.	3,418,000	1,710
* Gold Circuit Electronics Ltd.	4,786,000	1,705
Yulon Nissan Motor Co. Ltd.	260,179	1,693
Johnson Health Tech Co. Ltd.	1,105,110	1,626
L&K Engineering Co. Ltd.	2,002,000	1,602
Kuo Toong International Co. Ltd.	2,198,708	1,600
Unitech Printed Circuit Board Corp.	5,114,248	1,593
Taiflex Scientific Co. Ltd.	1,434,852	1,582
* ALI Corp.	2,722,000	1,521
Unity Opto Technology Co. Ltd.	2,744,409	1,508
* E-Ton Solar Tech Co. Ltd.	4,146,096	1,501
CHC Healthcare Group	966,489	1,498
Lite-On Semiconductor Corp.	2,192,439	1,479
China Chemical & Pharmaceutical Co. Ltd.	2,591,000	1,478
Infortrend Technology Inc.	2,827,000	1,440
Weltrend Semiconductor	2,064,500	1,431
Chimei Materials Technology Corp.	2,944,000	1,428
Elitegroup Computer Systems Co. Ltd.	2,766,441	1,423
* Wafer Works Corp.	4,544,542	1,393
Chung Hwa Pulp Corp.	4,807,712	1,377
Global Mixed Mode Technology Inc.	673,000	1,377
Taiyen Biotech Co. Ltd.	1,419,979	1,371
Chun Yuan Steel	4,269,653	1,371
Taiwan Fire & Marine Insurance Co. Ltd.	2,257,000	1,368
Microlife Corp.	538,400	1,352
* Ichia Technologies Inc.	2,872,000	1,343
* Genius Electronic Optical Co. Ltd.	732,363	1,327
* Concord Securities Co. Ltd.	6,034,219	1,299
Lingsen Precision Industries Ltd.	4,121,000	1,298
Darfon Electronics Corp.	2,280,000	1,289
Quanta Storage Inc.	1,622,000	1,273
ITE Technology Inc.	1,343,625	1,252
* Tyntek Corp.	2,768,438	1,242
GeoVision Inc.	623,907	1,233
* HannsTouch Solution Inc.	5,691,559	1,170
Jentech Precision Industrial Co. Ltd.	760,354	1,148
Jess-Link Products Co. Ltd.	1,330,458	1,136
King's Town Construction Co. Ltd.	1,882,771	1,119
Hsin Kuang Steel Co. Ltd.	2,187,000	1,108
* AGV Products Corp.	4,329,265	1,108
Bank of Kaohsiung Co. Ltd.	3,843,639	1,101
Cyberlink Corp.	495,578	1,095
Ability Enterprise Co. Ltd.	1,985,249	1,092
* Silicon Integrated Systems Corp.	4,892,000	1,031
Chia Hsin Cement Corp.	3,574,112	999
Sunrex Technology Corp.	1,834,738	982
* China Electric Manufacturing Corp.	3,905,000	965
* Solar Applied Materials Technology Co.	3,442,740	944
* LES Enphants Co. Ltd.	2,209,461	939
Globe Union Industrial Corp.	2,106,625	922
* G Tech Optoelectronics Corp.	2,160,334	847
FSP Technology Inc.	1,007,071	777
Tsann Kuen Enterprise Co. Ltd.	930,000	769
* Phihong Technology Co. Ltd.	2,131,000	745
* Dynamic Electronics Co. Ltd.	2,432,000	705

* Chung Hung Steel Corp.	3,818,893	682
* Champion Building Materials Co. Ltd.	3,275,000	682
Sheng Yu Steel Co. Ltd.	981,000	679
ENG Electric Co. Ltd.	1,255,782	654
* Ta Ya Electric Wire & Cable	4,333,950	634
* Chinese Maritime Transport Ltd.	891,000	633
ACES Electronic Co. Ltd.	792,000	630
* Global Brands Manufacture Ltd.	2,266,462	605
Advanced International Multitech Co. Ltd.	820,000	532
* Eastern Media International Corp.	2,917,195	522
Young Optics Inc.	527,000	508
Shih Wei Navigation Co. Ltd.	1,595,772	498
Taiwan Mask Corp.	1,670,000	452
* Genesis Photonics Inc.	1,683,931	273
* Tatung Co. Ltd. GDR	38,879	130
* ProMOS Technologies Inc.	5,975,000	—
		6,650,483
Thailand (0.6%)
* PTT PCL	7,049,800	67,452
* Siam Commercial Bank PCL (Local)	12,722,800	58,107
Kasikornbank PCL (Foreign)	9,540,700	54,788
Siam Cement PCL (Foreign)	3,309,400	48,590
* CP ALL PCL (Local)	27,200,900	40,492
* Advanced Info Service PCL (Local)	7,021,592	35,931
CP ALL PCL (Foreign)	21,481,570	31,978
Advanced Info Service PCL (Foreign)	6,120,100	31,318
* Airports of Thailand PCL	2,529,300	28,719
Intouch Holdings PCL	16,610,400	28,623
* Minor International PCL	23,503,380	27,534
Bangkok Bank PCL (Foreign)	5,303,700	26,119
Airports of Thailand PCL (Foreign)	2,205,300	25,040
* PTT Global Chemical PCL (Local)	14,119,600	24,778
* Central Pattana PCL	14,967,386	24,728
PTT PCL (Foreign)	2,366,115	22,639
* PTT Exploration and Production PCL (Local)	8,875,100	21,277
* Charoen Pokphand Foods PCL	26,192,600	21,111
* Bumrungrad Hospital PCL	3,966,900	20,997
* OBI Pharma Inc.	1,306,000	20,181
Siam Commercial Bank PCL (Foreign)	4,402,600	20,107
* Kasikornbank PCL	3,382,600	19,230
* True Corp. PCL	73,906,455	19,014
* Bangkok Dusit Medical Services PCL (Local)	26,965,500	17,450
PTT Exploration & Production PCL (Foreign)	6,477,769	15,529
* Electricity Generating PCL	2,571,000	14,695
* Digital Telecommunications Infrastructure Fund	31,710,500	13,939
BTS Group Holdings PCL ADR	47,595,200	12,864
* IRPC PCL	83,440,500	11,914
* Krung Thai Bank PCL	23,260,400	11,648
* Land & Houses PCL	38,513,500	11,289
* Indorama Ventures PCL (Local)	11,716,200	11,216
* Delta Electronics Thailand PCL	5,412,300	11,097
* BTS Rail Mass Transit Growth Infrastructure Fund	30,912,524	11,000
* Bangkok Expressway & Metro PCL	45,227,481	10,917
True Corp. PCL (Foreign Shares)	41,269,856	10,618
Bangkok Dusit Medical Services PCL (Foreign)	15,919,000	10,302
* Jasmine Broadband Internet Infrastructure Fund	29,339,000	10,027
* Robinson Department Store PCL	5,097,700	9,672

	Group Lease PCL	7,642,000	9,450
*	Thai Oil PCL	4,964,000	8,696
	Berli Jucker PCL	6,613,050	8,686
*	KCE Electronics PCL	3,079,900	8,594
*	TMB Bank PCL	127,104,800	8,266
*	Thai Union Group PCL	12,890,600	8,083
*	Superblock PCL	149,493,900	7,928
*	Siam Global House PCL (Local)	17,103,483	7,639
	Krung Thai Bank PCL (Foreign)	14,913,137	7,468
	PTT Global Chemical PCL (Foreign)	4,225,236	7,415
*	Thanachart Capital PCL	6,324,900	7,400
	TMB Bank PCL (Foreign)	112,734,300	7,332
	Thai Oil PCL (Foreign)	4,176,800	7,317
	Total Access Communication PCL	7,823,900	7,294
*	Siam City Cement PCL (Local)	757,817	7,257
*	PTG Energy PCL	8,879,000	7,160
*	Tisco Financial Group PCL	4,434,920	6,890
*	Central Plaza Hotel PCL	5,768,300	6,853
*	Home Product Center PCL (Local)	23,305,947	6,768
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,693
	Thai Union Frozen Products PCL (Foreign)	10,402,800	6,523
*	Sino-Thai Engineering & Construction PCL	8,549,942	6,403
*	Berli Jucker PCL (Foreign)	4,710,300	6,187
	Glow Energy PCL (Foreign)	2,486,345	6,129
*	BEC World PCL	8,312,900	5,910
	Home Product Center PCL (Foreign)	20,294,238	5,893
	Ratchaburi Electricity Generating Holding PCL	3,876,500	5,764
*	Srisawad Power 1979 PCL	5,009,647	5,551
*	Glow Energy PCL	2,223,000	5,480
*	Bangkok Airways Co. Ltd.	8,249,800	5,386
*	Chularat Hospital PCL	58,825,260	5,346
*	Carabao Group PCL	2,905,100	5,178
*	Major Cineplex Group PCL	5,194,080	5,122
	Bangkok Life Assurance PCL (NVDR)	4,263,220	5,052
*	Tipco Asphalt PCL	6,622,000	5,050
*	Supalai PCL	6,869,600	4,918
*	Bangkok Land PCL	108,151,600	4,727
*	Krungthai Card PCL	1,336,900	4,719
*	CH Karnchang PCL	4,752,100	4,619
*	VGI Global Media PCL (Local)	24,346,692	4,414
	BTS Group Holdings PCL	16,254,048	4,390
*	Gunkul Engineering PCL	27,033,720	4,279
2,*	Star Petroleum Refining PCL	15,800,400	4,198
	Banpu PCL	8,982,764	4,064
	Indorama Ventures PCL (Foreign)	4,205,648	4,026
	IRPC PCL (Foreign)	28,064,000	4,007
	Bangkok Expressway & Metro PCL (Foreign)	16,239,220	3,920
*	Banpu PCL (Local)	8,630,100	3,904
*	Muangthai Leasing PCL	7,093,400	3,856
*	Hana Microelectronics PCL	4,619,300	3,853
*	Thai Vegetable Oil PCL	4,380,970	3,839
*	TPI Polene PCL	54,594,900	3,584
*	Bangchak Petroleum PCL	3,618,900	3,495
*	Kiatnakin Bank PCL (Local)	2,291,100	3,459
*	Pruksa Real Estate PCL (Local)	4,377,300	3,457
*	U City PCL	2,897,460,231	3,328
	momo.com Inc.	475,000	3,245

* CK Power PCL	34,584,000	3,064
* Thaicom PCL	4,821,000	3,064
* SPCG PCL	4,750,200	3,031
* Thai Airways International PCL	4,127,700	3,000
* Dynasty Ceramic PCL	24,148,100	2,995
* Bangkok Chain Hospital PCL (Local)	7,565,000	2,849
* Unique Engineering & Construction PCL	5,440,200	2,817
Kiatnakin Bank PCL (Foreign)	1,775,743	2,681
TTW PCL	7,840,700	2,588
* Sansiri PCL (Local)	48,713,400	2,535
* TICON Industrial Connection PCL	5,470,000	2,499
* Thai Airways International PCL (Foreign)	3,415,800	2,483
* Quality Houses PCL (Local)	30,631,550	2,433
* Italian-Thai Development PCL (Local)	11,996,100	2,299
TTW PCL (Foreign)	6,920,300	2,284
* Esso Thailand PCL	13,093,600	2,226
* Sri Trang Agro-Industry PCL	6,291,700	2,224
Bangkok Chain Hospital PCL (Foreign)	5,881,825	2,215
* LPN Development PCL	5,873,100	2,212
Pruksa Real Estate PCL (Foreign)	2,710,500	2,141
* Samart Corp. PCL	4,643,700	2,124
* Amata Corp. PCL	5,510,800	2,107
Jasmine International PCL (Foreign)	12,823,100	2,101
* WHA Corp. PCL	21,886,088	1,979
* GFPT PCL	5,623,000	1,957
Inter Far East Energy Corp.	10,682,000	1,922
* WHA Corp. PCL (Foreign Shares)	20,638,750	1,866
* Banpu PCL Warrants	6,445,364	1,841
* Thai Reinsurance PCL	25,886,890	1,770
Hana Microelectronics PCL (Foreign)	2,059,900	1,718
BEC World PCL (Foreign)	2,370,905	1,686
VGI Global Media PCL (Foreign)	8,894,080	1,612
Thoresen Thai Agencies PCL (Foreign)	5,418,772	1,436
* Italian-Thai Development PCL (Foreign)	7,424,785	1,423
* AP Thailand PCL	5,710,400	1,215
* Thoresen Thai Agencies PCL (Local)	4,540,000	1,203
Quality Houses PCL (Foreign)	14,903,018	1,184
Siam Global House PCL (Foreign)	2,445,688	1,092
* Cal-Comp Electronics Thailand PCL	12,506,897	992
Asian Property Development PCL (Foreign)	4,332,944	922
* Univentures PCL (Local)	4,861,300	853
* Precious Shipping PCL	4,499,600	822
Sansiri PCL (Foreign)	14,838,699	772
Univentures PCL (Foreign)	4,060,200	712
Minor International PCL (Foreign)	536,679	629
* Maybank Kim Eng Securities Thailand PCL	924,100	603
* Bangkok Life Assurance PCL	402,900	477
Samart Corp. PCL (Foreign)	810,500	371
* Precious Shipping PCL (Foreign)	1,518,350	277
* VGI Global Media PCL Warrants	4,533,368	118
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	6,341,340	107
* Indorama Ventures PCL Warrants Exp. 08/24/2017	853,604	96
* Group Lease PCL Warrants	712,180	61
* Indorama Ventures Warrants Exp. 08/24/2018	656,618	58
* WHA Corp. PCL Warrants Exp. 12/31/2019	201,600	39
* G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	5
* Sansiri PLC Warrants Exp. 7/29/17	7,803,235	—

* BTS Group Holdings PCL Warrants Exp.10/16/2018	5,418,016	—
* Italian-Thai Development PCL (Foreign) Warrants Exp.05/13/2019	1,484,957	—
* Italian-Thai Development PCL Warrants Exp.05/13/2019	1,038,000	—
* Thoresen Thai Agencies PCL Warrants Expire 02/28/2019	701,670	—
* Samart Corp. PCL Warrants Exp.02/11/2018	661,060	—
* G Steel PCL	14	—
* Precious Shipping PCL Warrants	151,835	—
* Srisawad Power 1979 PCL Warrants Exp.11/30/2017	126,432	—
* Loxley PCL Warrants Exp. 03/20/2016	32,585	—
		1,329,184
Turkey (0.3%)
Akbank TAS	22,466,118	58,059
Turkiye Garanti Bankasi AS	23,159,128	56,967
BIM Birlesik Magazalar AS	2,492,071	46,101
* Turkcell Iletisim Hizmetleri AS	8,780,592	30,397
KOC Holding AS	6,970,945	29,911
Tupras Turkiye Petrol Rafinerileri AS	1,350,153	28,895
Haci Omer Sabanci Holding AS (Bearer)	8,947,397	26,752
Turkiye Is Bankasi	15,033,054	23,202
Eregli Demir ve Celik Fabrikalari TAS	15,205,216	23,143
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	21,222,865	19,010
Turkiye Halk Bankasi AS	6,956,322	18,362
Turkiye Vakiflar Bankasi TAO	11,557,112	17,146
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,122,773	14,392
Arcelik AS	1,947,492	13,325
Turk Telekomunikasyon AS	5,780,914	11,706
Ulker Biskuvi Sanayi AS	1,697,362	11,253
* Yapi ve Kredi Bankasi AS	9,532,960	11,045
Tofas Turk Otomobil Fabrikasi AS	1,388,366	10,993
* Turk Hava Yollari AO	6,007,757	10,424
Petkim Petrokimya Holding AS	6,500,199	9,396
Coca-Cola Icecek AS	740,041	9,188
Enka Insaat ve Sanayi AS	6,110,106	9,015
Ford Otomotiv Sanayi AS	788,059	8,598
Turkiye Sise ve Cam Fabrikalari AS	6,589,191	7,423
TAV Havalimanlari Holding AS	1,696,460	6,223
Aselsan Elektronik Sanayi Ve Ticaret AS	1,732,334	5,487
Soda Sanayii AS	3,215,371	4,404
Turkiye Sinai Kalkinma Bankasi AS	9,550,194	4,197
Turk Traktor ve Ziraat Makineleri AS	148,597	4,153
Tekfen Holding AS	1,373,367	3,390
Dogus Otomotiv Servis ve Ticaret AS	880,762	3,076
Aygaz AS	785,795	2,959
Otokar Otomotiv Ve Savunma Sanayi A.S.	82,771	2,864
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	6,149,253	2,742
Cimsa Cimento Sanayi VE Ticaret AS	545,103	2,740
Trakya Cam Sanayii AS	3,222,455	2,648
Is Gayrimenkul Yatirim Ortakligi AS	4,300,407	2,377
* Dogan Sirketler Grubu Holding AS	11,065,088	2,337
* Migros Ticaret AS	405,911	2,211
Akcansa Cimento AS	465,018	2,074
* Asya Katilim Bankasi AS	6,861,580	1,998
* Aksa Enerji Uretim AS Class B	2,425,069	1,821
Yazicilar Holding AS Class A	462,753	1,805
Gubre Fabrikalari TAS	979,264	1,787
* Koza Altin Isletmeleri AS	525,073	1,786
Aksa Akrilik Kimya Sanayii AS	677,349	1,770

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,600,381	1,765
* Vestel Elektronik Sanayi ve Ticaret AS	810,300	1,729
* Pegasus Hava Tasimaciligi AS	415,094	1,620
* Sekerbank TAS	3,910,573	1,599
AvivaSA Emeklilik ve Hayat AS	242,269	1,529
* Aksigorta AS	2,279,729	1,527
* NET Holding AS	1,471,937	1,465
Tat Gida Sanayi AS	795,792	1,375
* Zorlu Enerji Elektrik Uretim AS	2,421,219	1,299
Albaraka Turk Katilim Bankasi AS	3,080,745	1,260
Anadolu Hayat Emeklilik AS	743,821	1,248
* Koza Anadolu Metal Madencilik Isletmeleri AS	4,246,496	1,227
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,301,142	1,134
Torunlar Gayrimenkul Yatirim Ortakligi AS	711,623	1,102
Bizim Toptan Satis Magazalari AS	226,412	1,079
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	45,087	1,021
* Bagfas Bandirma Gubre Fabrikalari AS	245,050	932
EGE Endustri VE Ticaret AS	11,513	926
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	359,999	870
Adana Cimento Sanayii TAS Class A	416,824	842
* Afyon Cimento Sanayi TAS	444,721	814
* Akenerji Elektrik Uretim AS	2,448,541	747
* Ihlas Holding AS	6,005,398	742
Konya Cimento Sanayii AS	8,327	740
* Vakif Gayrimenkul Yatirim Ortakligi AS	868,285	641
* Anadolu Cam Sanayii AS	830,940	585
Alarko Holding AS	488,636	534
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,930,083	525
Turcas Petrol AS	724,518	333
		600,762
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	19,326,315	105,313
Emaar Properties PJSC	38,994,497	73,170
First Gulf Bank PJSC	12,527,934	41,181
Abu Dhabi Commercial Bank PJSC	20,353,185	37,710
DP World Ltd.	1,825,041	30,947
Aldar Properties PJSC	34,446,915	27,051
Dubai Islamic Bank PJSC	13,700,091	20,134
Emaar Malls Group PJSC	23,789,922	18,746
* Dubai Parks & Resorts PJSC	35,355,529	15,934
Union National Bank PJSC	11,989,968	14,818
DAMAC Properties Dubai Co. PJSC	18,809,591	12,009
* Arabtec Holding PJSC	25,429,172	10,207
Air Arabia PJSC	24,688,518	9,751
Dubai Investments PJSC	15,666,087	9,097
Dubai Financial Market PJSC	18,021,654	6,523
* Dana Gas PJSC	37,845,495	5,782
Al Waha Capital PJSC	9,742,549	5,251
Agthia Group PJSC	1,601,728	3,372
Amanat Holdings PJSC	14,042,052	3,055
* Deyaar Development PJSC	17,372,988	2,838
* Eshraq Properties Co. PJSC	13,773,792	2,820
* Union Properties PJSC	12,547,047	2,552
National Central Cooling Co. PJSC	5,257,076	2,151
RAK Properties PJSC	11,015,932	1,805
* Drake & Scull International PJSC	10,774,405	1,582

Aramex PJSC	733,646	800
		464,599
United Kingdom (13.5%)
HSBC Holdings plc	218,707,632	1,433,564
British American Tobacco plc	20,576,646	1,313,303
GlaxoSmithKline plc	53,668,456	1,198,581
Royal Dutch Shell plc Class A	45,009,497	1,162,156
BP plc	204,052,747	1,154,461
Royal Dutch Shell plc Class B	41,346,340	1,099,761
AstraZeneca plc	13,930,584	932,629
Vodafone Group plc	293,267,319	890,913
Diageo plc	27,804,143	796,775
Reckitt Benckiser Group plc	6,941,090	673,010
Unilever plc	13,318,192	623,066
SABMiller plc	10,553,922	616,668
National Grid plc	41,639,409	597,061
Imperial Brands plc	10,635,257	560,447
BT Group plc	92,396,878	504,805
Lloyds Banking Group plc	706,561,333	496,961
Prudential plc	28,172,982	496,647
Rio Tinto plc	13,348,354	433,185
Shire plc	6,615,931	427,406
Barclays plc	184,866,116	376,936
ARM Holdings plc	15,585,944	346,965
Compass Group plc	18,188,600	345,544
WPP plc	14,310,805	321,100
Glencore plc	128,736,440	317,738
BHP Billiton plc	23,329,582	294,152
CRH plc (Dublin Shares)	8,479,122	258,743
BAE Systems plc	34,890,684	246,349
Standard Chartered plc	29,618,203	236,831
Aviva plc	44,651,609	229,935
RELX NV (London Shares)	12,098,243	229,731
SSE plc	11,101,009	222,832
Experian plc	10,605,442	207,448
Shire plc ADR	1,024,456	198,867
Rolls-Royce Holdings plc	18,286,524	191,343
Centrica plc	59,833,163	190,841
* Tesco plc	89,755,490	185,060
Legal & General Group plc	65,546,044	178,310
Smith & Nephew plc	9,910,082	163,012
Anglo American plc	14,430,680	158,047
Wolseley plc	2,784,775	155,275
Old Mutual plc	53,914,035	150,031
Sky plc	11,595,925	141,220
Associated British Foods plc	3,852,629	137,143
London Stock Exchange Group plc	3,437,377	126,487
Land Securities Group plc	8,697,998	125,916
Randgold Resources Ltd.	1,023,053	120,391
Bunzl plc	3,658,587	114,469
Sage Group plc	11,893,246	112,146
Kingfisher plc	25,179,417	111,814
ITV plc	41,342,752	107,199
Next plc	1,599,055	106,314
Pearson plc	9,082,507	106,114
* Paddy Power Betfair plc	901,706	104,777
Whitbread plc	2,015,075	102,899

	United Utilities Group plc	7,514,041	101,087
	British Land Co. plc	11,325,035	100,508
	Carnival plc	2,014,087	96,879
	Johnson Matthey plc	2,140,380	92,758
	Capita plc	7,296,575	92,649
*	Royal Bank of Scotland Group plc	36,139,606	91,984
	Ashtead Group plc	5,559,487	87,992
	3i Group plc	10,665,821	87,117
*	InterContinental Hotels Group plc	2,176,752	87,028
	DCC plc	972,835	86,816
	Standard Life plc	21,589,562	86,435
	Burberry Group plc	4,897,436	85,452
	Intertek Group plc	1,773,745	85,098
	Severn Trent plc	2,590,454	83,937
	Mondi plc	4,049,802	81,957
	Marks & Spencer Group plc	17,851,248	75,474
	Persimmon plc	3,373,940	75,332
	RSA Insurance Group plc	11,244,703	73,944
	Taylor Wimpey plc	35,931,905	73,527
	GKN plc	18,964,494	72,587
	Smiths Group plc	4,334,443	72,452
	St. James's Place plc	5,735,582	70,195
	Direct Line Insurance Group plc	15,146,645	70,085
	Royal Mail plc	10,071,154	67,911
	Informa plc	7,142,337	67,480
	Barratt Developments plc	11,011,048	63,760
	Hammerson plc	8,628,157	63,692
	Admiral Group plc	2,214,232	63,376
*	Croda International plc	1,432,902	63,011
	Micro Focus International plc	2,448,352	62,753
	Mediclinic International plc	4,314,057	61,249
^	International Consolidated Airlines Group SA (London Shares)	11,189,437	60,083
	Wm Morrison Supermarkets plc	23,907,902	58,753
	Provident Financial plc	1,612,935	57,842
	Rentokil Initial plc	20,253,922	57,585
	Halma plc	4,138,428	57,404
	Travis Perkins plc	2,762,989	57,012
2,*	Worldpay Group plc	14,562,829	56,490
	Pennon Group plc	4,542,993	54,222
	DS Smith plc	10,334,781	53,599
	Rightmove plc	997,497	53,477
	Hikma Pharmaceuticals plc	1,533,994	53,415
2	Auto Trader Group plc	10,730,019	52,660
	Inmarsat plc	4,958,941	51,274
	Dixons Carphone plc	11,027,863	50,993
	TUI AG	3,911,245	50,920
	Berkeley Group Holdings plc	1,420,288	50,379
	Meggitt plc	8,590,033	49,753
	Tate & Lyle plc	5,160,695	49,387
2	Merlin Entertainments plc	7,857,340	49,156
	Segro plc	8,296,841	48,614
	Fresnillo plc	1,876,160	48,011
	IG Group Holdings plc	3,998,412	46,836
	J Sainsbury plc	15,606,112	46,312
	Aberdeen Asset Management plc	10,949,871	46,120
	Weir Group plc	2,354,625	45,623
	Aggreko plc	2,642,872	44,997

	Coca-Cola HBC AG	2,157,560	44,606
	Hiscox Ltd.	3,144,444	44,067
	Schroders plc	1,248,782	43,281
	Cobham plc	18,873,339	42,790
	IMI plc	3,014,465	42,770
	Inchcape plc	4,780,276	42,623
	Polymetal International plc	2,872,155	42,308
	Spirax-Sarco Engineering plc	802,371	42,271
	G4S plc	17,064,129	42,045
	Booker Group plc	18,106,747	41,686
	Derwent London plc	1,106,036	41,598
	Hargreaves Lansdown plc	2,417,730	41,554
	Intu Properties plc	10,285,239	40,785
	William Hill plc	9,631,235	40,740
	RPC Group plc	3,517,067	40,133
*	UBM plc	4,324,042	38,378
	Howden Joinery Group plc	6,704,949	38,340
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,460,181	38,037
	Shaftesbury plc	3,050,801	37,678
	Bellway plc	1,353,063	37,510
*	BTG plc	4,192,065	37,010
	Greene King plc	3,386,804	36,391
*	Just Eat plc	5,093,806	36,159
	John Wood Group plc	4,103,450	35,900
	BBA Aviation plc	11,391,138	35,866
	Henderson Group plc	11,564,648	35,336
	Babcock International Group plc	2,755,039	35,335
	ICAP plc	5,911,751	34,724
	Great Portland Estates plc	3,799,997	34,354
^,*	CYBG plc	9,747,119	33,615
	Investec plc	5,594,724	33,301
	easyJet plc	2,411,761	33,174
	Berendsen plc	1,911,095	32,275
	Spectris plc	1,298,515	32,241
^	Capital & Counties Properties plc	7,995,889	30,750
*	Beazley plc	5,740,107	30,068
	Phoenix Group Holdings	2,759,070	29,267
	New Europe Property Investments plc	2,419,346	28,925
	Petrofac Ltd.	2,845,634	28,137
	Daily Mail & General Trust plc	2,948,056	27,979
	Indivior plc	7,078,377	27,768
	Regus plc	6,833,785	27,614
	Rotork plc	9,592,984	27,589
	Close Brothers Group plc	1,635,494	27,277
	Intermediate Capital Group plc	3,600,284	27,275
	Playtech plc	2,305,776	26,556
	Centamin plc	11,984,837	26,354
	GVC Holdings plc	3,147,477	26,277
	Man Group plc	17,024,940	26,118
*	Tullow Oil plc	9,890,362	26,048
	Antofagasta plc	3,911,664	25,891
	Jupiter Fund Management plc	4,553,958	25,469
	Amec Foster Wheeler plc	4,302,553	25,465
	Hays plc	15,753,820	24,782
	WH Smith plc	1,205,487	24,403
*	Domino's Pizza Group plc	4,507,731	23,673
	Moneysupermarket.com Group plc	5,815,362	22,973

	Britvic plc	2,741,454	22,693
*	Balfour Beatty plc	7,607,001	22,315
	SSP Group plc	5,152,703	21,842
	AA plc	6,665,745	21,823
	National Express Group plc	4,703,381	21,010
	UDG Healthcare plc	2,705,699	20,826
	HomeServe plc	2,795,549	20,685
	UNITE Group plc	2,465,445	20,662
	Ladbrokes plc	11,240,237	20,626
	Drax Group plc	4,500,929	20,358
	WS Atkins plc	1,097,664	20,318
	CRH plc (London Shares)	666,892	20,283
	Dignity plc	544,749	19,466
	Greencore Group plc	4,481,888	19,424
	QinetiQ Group plc	6,473,047	19,221
	Ashmore Group plc	4,328,389	19,071
	Electrocomponents plc	4,905,653	19,025
*	Serco Group plc	11,984,420	18,985
	Essentra plc	2,883,126	18,500
	Home Retail Group plc	9,035,595	18,432
	Dechra Pharmaceuticals plc	1,030,131	18,141
	Grafton Group plc	2,415,898	17,845
	Victrex plc	906,922	17,714
*	Firstgroup plc	13,357,085	17,709
	Ultra Electronics Holdings plc	779,099	17,635
^	TalkTalk Telecom Group plc	5,819,183	17,634
	AVEVA Group plc	697,765	17,481
	Lancashire Holdings Ltd.	2,162,542	17,212
	Kennedy Wilson Europe Real Estate plc	1,299,556	17,097
	Carillion plc	4,832,501	17,080
	Tritax Big Box REIT plc	9,388,903	16,935
	Cineworld Group plc	2,161,695	16,796
	Bovis Homes Group plc	1,499,454	16,239
	Bodycote plc	2,096,286	16,218
	Genus plc	671,042	16,169
^,*	Ocado Group plc	4,484,540	15,833
	Greggs plc	1,133,637	15,503
*	Vectura Group plc	7,787,273	15,363
	Crest Nicholson Holdings plc	2,714,030	15,356
	Pagegroup plc	3,424,052	15,324
*	Cairn Energy plc	6,323,108	14,977
	Big Yellow Group plc	1,593,072	14,935
	PZ Cussons plc	3,310,810	14,885
	Elementis plc	5,068,597	14,823
	Vesuvius plc	3,028,348	14,724
	Melrose Industries plc	1,625,262	14,719
	Kier Group plc	1,015,412	14,417
	Synthomer plc	2,929,126	14,173
	Assura plc	18,135,366	14,109
*	Thomas Cook Group plc	16,387,082	14,091
	LondonMetric Property plc	6,523,540	13,961
	Diploma plc	1,229,471	13,858
	Renishaw plc	401,927	13,851
	JD Sports Fashion plc	825,675	13,731
	Fidessa Group plc	413,481	13,352
	Grainger plc	4,612,683	13,260
	Pets at Home Group plc	4,104,767	13,226

	BGEO Group plc	363,868	13,170
	Mitie Group plc	3,994,061	13,167
2	Spire Healthcare Group plc	3,057,099	13,077
	Savills plc	1,406,171	13,007
	Stagecoach Group plc	4,774,515	12,804
	Acacia Mining plc	1,685,180	12,466
*	SVG Capital plc	1,707,085	12,458
	Senior plc	4,538,190	12,301
	Dairy Crest Group plc	1,540,564	12,297
2	John Laing Group plc	4,077,496	12,132
	Dunelm Group plc	1,078,657	12,121
	Galliford Try plc	932,626	12,105
	Entertainment One Ltd.	4,612,222	12,046
	SuperGroup plc	569,257	11,962
^	Hansteen Holdings plc	8,377,442	11,851
*	Evraz plc	5,209,075	11,800
	Marston's plc	6,275,803	11,797
	Workspace Group plc	1,257,874	11,743
	Laird plc	3,011,554	11,683
	Safestore Holdings plc	2,332,917	11,436
	Tullett Prebon plc	2,592,435	11,423
	Paragon Group of Cos. plc	3,160,108	11,406
	Go-Ahead Group plc	463,853	11,201
	Morgan Advanced Materials plc	3,081,939	11,149
*	Sports Direct International plc	2,781,953	10,654
	Redrow plc	2,359,065	10,548
	Premier Farnell plc	4,092,018	10,531
	Keller Group plc	772,518	10,406
	Card Factory plc	2,550,990	10,318
	Halfords Group plc	2,206,590	10,272
2	Zoopla Property Group plc	2,626,301	10,208
	J D Wetherspoon plc	905,435	10,199
	Restaurant Group plc	2,170,314	10,170
	NMC Health plc	693,794	10,159
	Brewin Dolphin Holdings plc	3,003,746	10,048
	Debenhams plc	13,530,880	10,041
	Lonmin plc	3,156,663	9,940
	F&C Commercial Property Trust Ltd.	5,946,757	9,751
2,*	Wizz Air Holdings plc	475,578	9,750
	Ted Baker plc	307,158	9,569
	De La Rue plc	1,092,224	9,111
	esure Group plc	2,627,743	9,088
*	Hochschild Mining plc	2,513,525	8,931
	Telecom Plus plc	647,954	8,928
	Virgin Money Holdings UK plc	2,527,844	8,816
	Petra Diamonds Ltd.	5,504,906	8,714
	International Personal Finance plc	2,421,516	8,594
	Mitchells & Butlers plc	2,540,966	8,462
	SIG plc	6,022,201	8,402
	Hunting plc	1,542,173	8,349
2	Sophos Group plc	2,530,731	8,324
	Spirent Communications plc	6,842,785	8,180
	KCOM Group plc	5,553,362	8,077
	Computacenter plc	728,395	7,877
	Stobart Group Ltd.	3,394,164	7,678
*	Imagination Technologies Group plc	2,813,390	7,572
	St. Modwen Properties plc	1,995,010	7,444

	Redefine International PLC	12,947,397	7,415
	UK Commercial Property Trust Ltd.	7,080,132	7,357
	Northgate plc	1,438,208	7,267
	JRP Group plc	5,090,658	7,139
	Devro plc	1,892,531	7,082
	Vedanta Resources plc	921,562	7,006
^,*	Allied Minds plc	1,420,120	6,989
2	McCarthy & Stone plc	3,052,207	6,892
*	Ophir Energy plc	7,567,484	6,800
2	Hastings Group Holdings Ltd.	2,676,718	6,731
	Polypipe Group plc	2,090,000	6,589
*	Enterprise Inns plc	5,538,655	6,478
	Poundland Group plc	2,143,546	6,436
	Interserve plc	1,587,640	6,197
	Shanks Group plc	4,262,164	5,938
	RPS Group plc	2,365,315	5,902
	ITE Group plc	2,731,256	5,886
^,*	KAZ Minerals plc	2,816,960	5,857
	Chesnara plc	1,400,890	5,803
	Chemring Group plc	3,061,042	5,555
	Xaar plc	838,721	5,513
	Oxford Instruments plc	574,736	5,442
	Countrywide plc	1,627,311	5,344
	Picton Property Income Ltd.	5,696,394	5,175
*	Premier Foods plc	7,370,941	4,918
	Lookers plc	3,471,927	4,891
	Soco International plc	2,432,896	4,865
*	Premier Oil plc	5,730,876	4,854
	Fenner plc	2,235,729	4,770
	888 Holdings plc	1,588,829	4,736
	Foxtons Group plc	2,769,637	4,031
	Schroder REIT Ltd.	5,534,755	4,028
	Daejan Holdings plc	54,093	4,026
2	Ibstock plc	1,999,211	4,022
	N Brown Group plc	1,710,520	3,937
^,*	AO World plc	1,987,586	3,860
2,*	CMC Markets plc	1,021,643	3,755
	Helical plc	999,091	3,750
*	Nostrum Oil & Gas plc	927,786	3,663
*	Aldermore Group plc	1,993,601	3,657
	Cape plc	1,254,270	3,086
2,*	Shawbrook Group plc	1,204,924	3,001
*	Mothercare plc	1,650,406	2,994
	OneSavings Bank plc	1,027,600	2,789
*	Lamprell plc	2,785,286	2,574
	Speedy Hire plc	5,501,569	2,509
^,*	Genel Energy plc	1,852,936	2,391
*	Smurfit Kappa Group plc (London Shares)	70,113	1,629
^,*	Afren plc	7,677,368	181
			29,673,723

United States (0.1%)
Financials (0.0%)
	Equinix Inc.			892	333

Health Care (0.0%)
2,^,* 3SBio Inc.				10,946,500	11,000

Industrials (0.1%)
	Waste Connections Inc. (New York Shares)			1,314,087	97,873

Technology (0.0%)
*	Descartes Systems Group Inc.			828,104	16,700

Utilities (0.0%)
	Enersis Chile SA ADR			558,455	3,205
	Endesa Americas SA ADR			210,409	2,948
					6,153
Total United States					132,059
Total Common Stocks (Cost $220,379,151)					218,197,386
		Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (2.2%)
5,6	Vanguard Market Liquidity Fund	0.561%		4,877,268,310	4,877,269

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7,8,9Federal Home Loan Bank Discount Notes		0.328%	8/3/16	10,000	10,000
7,8,9Federal Home Loan Bank Discount Notes		0.335%	8/5/16	5,000	5,000
7,8,9Federal Home Loan Bank Discount Notes		0.471%	8/10/16	10,000	9,999
7,8,9Federal Home Loan Bank Discount Notes		0.335%	8/12/16	20,000	19,998
7,8	Federal Home Loan Bank Discount Notes	0.460%-0.496%	8/24/16	21,000	20,996
7,8	Federal Home Loan Bank Discount Notes	0.446%	9/14/16	6,500	6,498
7,8	Federal Home Loan Bank Discount Notes	0.511%	10/12/16	3,000	2,998
7,8	Federal Home Loan Bank Discount Notes	0.521%	10/19/16	1,000	999
7,8	Federal Home Loan Bank Discount Notes	0.379%-0.531%	10/21/16	16,700	16,687
7	Federal Home Loan Bank Discount Notes	0.360%	10/28/16	100	100
					93,275
Total Temporary Cash Investments (Cost $4,970,537)					4,970,544
Total Investments (101.7%) (Cost $225,349,688)					223,167,930
Other Assets and Liabilities (0.0%) 9
Other Assets and Liabilities-Net (-1.7%)					(3,821,987)
Net Assets (100%)					219,345,943

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,996,464,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $1,419,500,000, representing 0.6% of net assets
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $4,259,794,000 of collateral received for securities on loan.
7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8	Securities with a value of $77,326,000 have been segregated as initial margin for open futures contracts.
9	Securities with a value of $14,158,000 and cash valued at $837,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt. CVR—Contingent Value Rights. GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total International Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	21,806,274	11,013	15,019
Common Stocks—Other	677,156	195,637,743	50,181
Temporary Cash Investments	4,877,269	93,275	—
Futures Contracts—Assets[1]	7,729	—	—
Futures Contracts—Liabilities[1]	(149)	—	—
Forward Currency Contracts—Assets	—	23,055	—
Forward Currency Contracts—Liabilities	—	(19,008)	—
Total	27,368,279	195,746,068	65,201
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $1,792,493,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The

Total International Stock Index Fund

master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2016	11,805	393,786	23,573
Topix Index	September 2016	2,129	275,980	(1,367)
FTSE 100 Index	September 2016	2,593	229,854	26,249
S&P ASX 200 Index	September 2016	1,009	105,812	7,087
E-mini S&P 500 Index	September 2016	700	75,887	292
				55,834

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At July 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/20/16	AUD	139,798	USD	102,634	3,425
BNP Paribas	9/21/16	EUR	356,216	USD	400,568	(1,424)

Total International Stock Index Fund

Citibank, N.A.	9/13/16	JPY	36,737,667	USD	343,466	17,186
Citibank, N.A.	9/21/16	GBP	163,101	USD	230,106	(14,052)
Barclays Bank PLC	9/13/16	USD	58,096	JPY	6,196,125	(2,731)
Barclays Bank PLC	9/21/16	USD	30,745	EUR	26,868	639
Barclays Bank PLC	9/21/16	USD	15,468	GBP	10,315	1,804
BNP Paribas	9/20/16	USD	7,645	AUD	10,075	1
JPMorgan Chase Bank, N.A.	9/13/16	USD	19,247	JPY	2,042,150	(801)
						4,047
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2016, the counterparty (counterparties) had deposited in segregated accounts securities with a value of $1,887,000 in connection with open forward currency contracts.

E. At July 31, 2016, the cost of investment securities for tax purposes was $225,814,543,000. Net unrealized depreciation of investment securities for tax purposes was $2,646,613,000, consisting of unrealized gains of $26,079,607,000 on securities that had risen in value since their purchase and $28,726,220,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.2%)
Vanguard Total Stock Market Index Fund Investor Shares	106,003,331	5,746,441

International Stock Fund (32.2%)
Vanguard Total International Stock Index Fund Investor Shares	257,753,245	3,843,101

U.S. Bond Fund (13.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	147,016,655	1,631,885

International Bond Fund (5.9%)
Vanguard Total International Bond Index Fund Investor Shares	62,197,444	696,611

Total Investments (100.0%) (Cost $8,326,621)		11,918,038
Other Assets and Liabilities-Net (0.0%)		3,126
Net Assets (100%)		11,921,164
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $8,326,621,000. Net unrealized appreciation of investment securities for tax purposes was $3,591,417,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Growth Fund

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	4	—	—
Vanguard Total Bond Market II
Index Fund	1,569,701	229,151	218,724	27,720	2,418	1,631,885
Vanguard Total International
Bond Index Fund	658,681	41,957	40,112	7,626	—	696,611
Vanguard Total International
Stock Index Fund	3,570,338	366,882	69,101	80,078	—	3,843,101
Vanguard Total Stock Market
Index Fund	5,435,970	245,724	203,976	75,014	—	5,746,441
Total	11,234,690	883,714	531,913	190,442	2,418	11,918,038

1	Includes net realized gain (loss) on affiliated securities sold of $4,276,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.3%)
Vanguard Total Stock Market Index Fund Investor Shares	8,500,612	460,818

International Stock Fund (8.3%)
Vanguard Total International Stock Index Fund Investor Shares	20,849,305	310,863

U.S. Bond Fund (55.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	188,198,990	2,089,009

International Bond Fund (23.6%)
Vanguard Total International Bond Index Fund Investor Shares	79,102,897	885,953

Total Investment Companies (Cost $3,358,834)		3,746,643
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.561% (Cost $525)	525,125	525

Total Investments (100.0%) (Cost $3,359,359)		3,747,168
Other Assets and Liabilities-Net (0.0%)		288
Net Assets (100%)		3,747,456
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $3,359,359,000. Net unrealized appreciation of investment securities for tax purposes was $387,809,000, consisting of unrealized gains of $391,944,000 on securities that had risen in value since their purchase and $4,135,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	2	—	525
Vanguard Total Bond Market II
Index Fund	1,861,895	214,969	53,331	34,371	2,862	2,089,009
Vanguard Total International
Bond Index Fund	795,842	51,562	6,775	9,350	—	885,953
Vanguard Total International
Stock Index Fund	270,281	49,753	9,504	6,220	—	310,863
Vanguard Total Stock Market
Index Fund	409,679	53,043	25,327	5,724	—	460,818
Total	3,337,697	369,327	94,937	55,667	2,862	3,747,168

1	Includes net realized gain (loss) on affiliated securities sold of $1,059,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.2%)
Vanguard Total Stock Market Index Fund Investor Shares	36,121,756	1,958,160

International Stock Fund (16.4%)
Vanguard Total International Stock Index Fund Investor Shares	88,943,334	1,326,145

U.S. Bond Fund (41.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	304,400,344	3,378,844

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Investor Shares	128,205,759	1,435,905

Total Investment Companies (Cost $6,515,071)		8,099,054
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.561% (Cost $1,497)	1,497,000	1,497
Total Investments (100.0%) (Cost $6,516,568)		8,100,551
Other Assets and Liabilities-Net (0.0%)		3,313
Net Assets (100%)		8,103,864
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $6,516,568,000. Net unrealized appreciation of investment securities for tax purposes was $1,583,983,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Conservative Growth Fund

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,072	NA2	NA2	2	—	1,497
Vanguard Total Bond Market II
Index Fund	3,172,553	396,596	297,585	57,154	4,857	3,378,844
Vanguard Total International
Bond Index Fund	1,352,840	83,984	75,296	15,587	—	1,435,905
Vanguard Total International
Stock Index Fund	1,214,130	170,107	54,570	27,680	—	1,326,145
Vanguard Total Stock Market
Index Fund	1,858,464	216,115	215,185	25,373	—	1,958,160
Total	7,599,059	866,802	642,636	125,796	4,857	8,100,551

1	Includes net realized gain (loss) on affiliated securities sold of $16,796,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (36.1%)
Vanguard Total Stock Market Index Fund Investor Shares	87,103,019	4,721,855

International Stock Fund (24.4%)
Vanguard Total International Stock Index Fund Investor Shares	214,154,500	3,193,044

U.S. Bond Fund (27.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	325,987,259	3,618,458

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Investor Shares	138,185,109	1,547,673

Total Investments (99.9%) (Cost $9,691,476)		13,081,030
Other Assets and Liabilities-Net (0.1%)		7,773
Net Assets (100%)		13,088,803
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2016, the cost of investment securities for tax purposes was $9,691,476,000. Net unrealized appreciation of investment securities for tax purposes was $3,389,554,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Moderate Growth Fund

			Current Period Transactions
			Proceeds			July 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	7	—	—
Vanguard Total Bond Market II
Index Fund	3,424,830	589,476	510,898	61,170	5,256	3,618,458
Vanguard Total International
Bond Index Fund	1,437,970	122,610	92,808	16,770	—	1,547,673
Vanguard Total International
Stock Index Fund	2,923,500	404,785	123,051	66,503	—	3,193,044
Vanguard Total Stock Market
Index Fund	4,487,633	365,858	358,629	61,557	—	4,721,855
Total	12.273,933	1,482,729	1,085,386	206,007	5,256	13,081,030

1	Includes net realized gain (loss) on affiliated investment securities sold of $12,575,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

VANGUARD STAR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 16, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.